Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document Type	Other
Amendment Flag	false
Document Period End Date	Sep 30, 2012
Entity Registrant Name	MusclePharm Corp
Entity Central Index Key	0001415684
Entity Filer Category	Smaller Reporting Company

Consolidated Balance Sheets (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash	$ 634,870	$ 659,764	$ 43,704
Cash - restricted	74,202	0
Accounts receivable - net	4,037,872	2,569,092	426,761
Inventory	396,873	0
Prepaid stock compensation	92,032	534,456	1,965,911
Prepaid sponsorship fees	28,489	203,333	0
Other	569,438	50,188	58,065
Total current assets	5,833,776	4,016,833	2,494,441
Property and equipment - net	1,482,160	907,522	138,551
Debt issue costs - net	376,373	68,188	34,404
Other assets	117,310	53,585	53,585
Total assets	7,809,619	5,046,128	2,720,981
Liabilities and Stockholders' Deficit
Accounts payable and accrued liabilities	10,114,183	9,359,073	3,227,483
Customer deposits	929,722	8,047	75,733
Debt - net	3,879,208	1,281,742	289,488
Derivative liabilities	24,889	7,061,238	622,944
Total Current Liabilities	14,948,002	17,710,100	4,215,648
Long Term Liabilities:
Debt - net	159,210	307,240	250,000
Total Liabilities	15,107,212	18,017,340	4,465,648
Commitments and Contingencies
Stockholders' Deficit:
Common Stock	2,728	713	140
Treasury Stock	(460,978)	0
Additional paid-in capital	54,237,209	32,184,756	20,130,531
Accumulated deficit	(61,084,108)	(45,156,681)	(21,875,438)
Accumulated other comprehensive income	7,556	0
Total Stockholders' Deficit	(7,297,593)	(12,971,212)	(1,744,667)
Total Liabilities and Stockholders' Deficit	7,809,619	5,046,128	2,720,981
Series A Convertible Preferred Stock [Member]
Stockholders' Deficit:
Preferred Stock	0	0	0
Series B Preferred Stock [Member]
Stockholders' Deficit:
Preferred Stock	0	0	0
Series C Convertible Preferred Stock [Member]
Stockholders' Deficit:
Preferred Stock	$ 0	$ 0	$ 0

Consolidated Balance Sheets [Parenthetical] (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Common Stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	100,000,000	100,000,000	100,000,000
Common Stock, shares issued	2,728,351	712,870	139,595
Common Stock, shares outstanding	2,697,255	712,870	139,595
Treasury Stock, shares	31,096	0
Series A Convertible Preferred Stock [Member]
Preferred Stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred Stock, shares issued	0	0	0
Preferred Stock, shares outstanding	0	0	0
Series B Preferred Stock [Member]
Preferred Stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	51	51	51
Preferred Stock, shares issued	51	51	0
Preferred Stock, shares outstanding	51	51	0
Series C Convertible Preferred Stock [Member]
Preferred Stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	310	500	500
Preferred Stock, shares issued	0	190	0
Preferred Stock, shares outstanding	0	190	0

Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Sales - net	$ 18,573,726	$ 4,443,571	$ 50,563,746	$ 10,875,249	$ 17,212,636	$ 3,202,687
Cost of sales	14,507,761	3,928,628	40,345,528	8,842,990	14,845,069	2,804,274
Gross profit	4,065,965	514,943	10,218,218	2,032,259	2,367,567	398,413
General and administrative expenses	7,876,778	2,927,287	16,420,665	7,425,596	18,587,727	18,650,249
Loss from operations	(3,810,813)	(2,412,344)	(6,202,447)	(5,393,337)	(16,220,160)	(18,251,836)
Other income (expense)
Derivative (expense) income	(1,922,763)	481,667	(4,409,214)	(3,576,192)	(4,777,654)	(93,638)
Change in fair value of derivative liabilities	4,403,875	1,547,185	5,900,749	2,181,955	5,162,100	(149,306)
Loss on settlement of accounts payable, debt and conversion of Series C preferred stock	(1,510,613)	0	(4,452,439)	(2,542,073)	(3,862,458)	(433,400)
Interest (expense) income	(3,265,053)	499,801	(6,812,255)	(3,002,589)	(3,711,278)	(480,589)
Other expense					(121,500)	(160,568)
Licensing income					250,000	0
Foreign currency transaction gain	14,342	0	12,769	0
Other income	16,988	0	35,411	0
Total other income (expense) - net	(2,263,224)	2,528,653	(9,724,979)	(6,938,899)	(7,060,790)	(1,317,501)
Net income (loss)	(6,074,037)	116,309	(15,927,426)	(12,332,236)	(23,280,950)	(19,569,337)
Net income (loss) available to common stockholders
Net income (loss)	(6,074,037)	116,309	(15,927,426)	(12,332,236)	(23,280,950)	(19,569,337)
Series C preferred stock dividend					(293)	0
Net income (loss) available to common stockholders					(23,280,657)	(19,569,337)
Other comprehensive income
Net change in Foreign currency translation	(33,163)	0	7,556	0
Total other comprehensive income (loss)	(33,163)	0	7,556	0
Total comprehensive income (loss)	$ (6,107,200)	$ 116,309	$ (15,919,870)	$ (12,332,236)
Net income (loss) per share available to common stockholders - basic and diluted (in dollars per share)	$ (3.22)	$ 0.3	$ (9.62)	$ (46.5)	$ (70.3)	$ (404.31)
Weighted average number of common shares outstanding during the period - basic and diluted (in shares)	1,894,202	383,634	1,656,219	265,189	331,159	48,402

Consolidated Statement of Stockholders' Equity Deficit (USD $)	Series A, Convertible Preferred Stock	Series B, Preferred Stock	Series C, Convertible Preferred Stock	Common Stock USD ($)	Additional Paid- In Capital USD ($)	Accumulated Deficit USD ($)	Total USD ($)		Third Party Common Stock USD ($)	Related party Series B, Preferred Stock	Related party Common Stock	Related Party One Additional Paid- In Capital USD ($)	Related Party One USD ($)	All Other Additional Paid- In Capital USD ($)	All Other USD ($)	Conversion of Preferred Stock to Common Stock Series A, Convertible Preferred Stock	Conversion of Preferred Stock to Common Stock Common Stock USD ($)	Conversion of Preferred Stock to Common Stock Additional Paid- In Capital USD ($)	Conversion of Convertible Debt Common Stock USD ($)	Conversion of Convertible Debt Additional Paid- In Capital USD ($)	Conversion of Convertible Debt USD ($)	Stock and warrants Common Stock USD ($)	Stock and warrants Additional Paid- In Capital USD ($)	Stock and warrants USD ($)	Services Third Party Series C, Convertible Preferred Stock	Services Third Party Common Stock USD ($)	Services Third Party Additional Paid- In Capital USD ($)	Services Third Party USD ($)	Future Services Third Party Common Stock USD ($)		Future Services Third Party Additional Paid- In Capital USD ($)	Future Services Third Party USD ($)	Settlement of debt Third Party Common Stock USD ($)	Settlement of debt Third Party Additional Paid- In Capital USD ($)	Settlement of debt Third Party USD ($)	Settlement of debt Related party Common Stock USD ($)	Settlement of debt Related party Additional Paid- In Capital USD ($)	Settlement of debt Related party USD ($)	Settlement of Accounts Payable Common Stock USD ($)	Settlement of Accounts Payable Additional Paid- In Capital USD ($)	Settlement of Accounts Payable USD ($)	Unsecured debt offering-additional interest expense Common Stock USD ($)	Unsecured debt offering-additional interest expense Additional Paid- In Capital USD ($)	Unsecured debt offering-additional interest expense USD ($)	Extension of Debt Maturity Date Common Stock USD ($)	Extension of Debt Maturity Date Additional Paid- In Capital USD ($)	Extension of Debt Maturity Date USD ($)	Contract Settlement in Connection with Lawsuit Common Stock USD ($)	Contract Settlement in Connection with Lawsuit Additional Paid- In Capital USD ($)	Conversion of secured/unsecured debt Common Stock USD ($)	Conversion of secured/unsecured debt Additional Paid- In Capital USD ($)	Conversion of secured/unsecured debt USD ($)	Cash Series C, Convertible Preferred Stock	Cash Common Stock USD ($)	Cash Additional Paid- In Capital USD ($)	Cash USD ($)
Beginning Balance at Dec. 31, 2009				$ 31	$ 1,125,477	$ (2,306,101)	$ (1,180,593)
Beginning Balance (in shares) at Dec. 31, 2009				30,589
Conversion to common stock																	19,608	(20)	9	1,033,491	1,033,500
Conversion to common stock (in shares)																(98)	20				9,070
Recapitalization and deemed issuance					(25,107)		(25,107)
Recapitalization and deemed issuance (in shares)	98			84
Issuance of common stock							433,400		26													5	1,528,671	1,528,676		22,457		4,554,615	12		2,734,536	2,734,548	5	1,191,059	1,191,064	8	358,069	358,077	11	433,389	433,400	0	30,500	30,500		95,500	95,500	1	99,999
Issuance of common stock (in shares)									26,421		11,765											4,904				22,457,214			12,407	[1]			4,901			8,426			10,606			59			153			602
Services - related parties				12	5,299,988		5,300,000
Services - related parties (in shares)				11,765
Share based payments												1,039,500	1,039,500	630,990	630,990
Net loss						(19,569,337)	(19,569,337)
Ending Balance at Dec. 31, 2010				140	20,130,631	(21,875,438)	(1,744,667)
Ending Balance (in shares) at Dec. 31, 2010				139,595
Conversion to common stock																			299	4,268,558	4,268,857																													47	857,905	857,952
Conversion to common stock (in shares)																			298,897																															47,386
Issuance of common stock							1,440,779																			55	1,199,789	1,199,844	5		214,245	214,250							64	3,646,655	3,646,719				11	161,239	161,250							96	874,904	875,000
Issuance of common stock (in shares)																										54,731			4,706										64,172						11,030									96,471
Issuance preferred stock																											90,000	90,000																											100,000	100,000
Issuance preferred stock (in shares)																									90																												100
Cancellation of shares				(4)	4		0	[2]
Cancellation of shares (in shares)				(4,118)			(4,118)	[2]
Share based payments (in shares)										51
Dividends on series C preferred stock - related parties						(293)	(293)
Reclassification of derivative liability to additional paid in capital					640,826		640,826
Net loss						(23,280,950)	(23,280,950)
Ending Balance at Dec. 31, 2011				$ 713	$ 31,579,538	$ (45,156,681)	$ (12,971,212)
Ending Balance (in shares) at Dec. 31, 2011		51	190	712,870

[1]	(5) Prepaid Stock Compensation - The agreements commenced during the periods March - December 2010 and terminate during the periods March 2011 through November 2012. Prepaid stock compensation is included as a component of prepaid and other current and long term assets.
[2]	Cancelled Shares

Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Cash Flows From Operating Activities:
Net loss	$ (15,927,426)	$ (12,332,236)	$ (23,280,950)	$ (19,569,337)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	325,185	89,390	171,587	18,567
Bad debt	9,490	84,018	120,477	119,468
Warrants issued for services - third parties			1,989,982	0
Stock issued for services - related parties			0	5,300,000
Stock issued to settle accounts payable and due to factor			1,440,779	433,400
Share based payments			0	630,990
Stock based compensation	0	558,209
Executive compensation	231,833
Amortization of prepaid stock and deferred compensation	718,173	1,436,631	1,745,705	768,637
Amortization of debt discount	6,086,521	2,434,232	3,237,219	48,739
Amortization of debt issue costs	286,523	225,686
Amortization of debt discount and debt issue costs			3,466,718	485,689
Loss on settlement of accounts payable			2,123,129	433,400
Loss on settlement of accounts payable, debt and conversion of Series C preferred stock	3,261,897	2,542,073
Loss on settlement of debt			1,739,329	0
Derivative expense	4,409,214	3,576,192	4,777,654	93,638
Change in fair value of derivative liabilities	(5,900,749)	(2,181,955)	(5,162,100)	149,306
Changes in operating assets and liabilities:
Restricted cash balance	(74,202)	0
Accounts receivable	(1,478,270)	(3,262,333)	(2,262,808)	(434,753)
Prepaid and other	(339,088)	(213,152)
Other			7,877	(66,703)
Prepaid sponsorship fees			(203,333)	0
Inventory	(396,873)	0	0	4,245
Deposits			0	32,116
Increase (decrease) in:
Accounts payable and accrued liabilities	8,152,922	2,995,123	7,581,564	2,358,430
Customer deposits	921,675	(21,473)	(67,686)	60,715
Due to factor	0	(5,853)
Net Cash Provided by (Used In) Operating Activities	286,825	(4,075,448)	(5,801,761)	(3,795,477)
Cash Flows From Investing Activities:
Purchase of property and equipment	(899,823)	(771,652)	(831,511)	(117,303)
Purchase of trademark	(35,000)	0
Net Cash Used In Investing Activities	(934,823)	(771,652)	(831,511)	(117,303)
Cash Flows From Financing Activities:
Cash overdraft	0	27,008	0	(17,841)
Due to related party			0	(27,929)
Proceeds from issuance of debt	4,823,950	4,495,756	6,612,900	2,140,608
Proceeds from issuance of debt - related party			0	358,077
Debt issue costs	(166,950)	(219,368)	(263,283)	0
Repayment of debt	(5,241,234)	0	(75,285)	0
Repurchase of common stock (treasury stock)	(460,978)	0
Proceeds from issuance of preferred stock			100,000	0
Proceeds from issuance of common stock and warrants	1,660,760	500,000	875,000	1,503,569
Net Cash (Used In) Provided by Financing Activities	615,548	4,803,396	7,249,332	3,956,484
Cash Flows From Equity Activities:
Foreign currency translation loss	7,556	0
Net Cash Provided by Equity Activities	7,556	0
Net (decrease) increase in cash	(24,894)	(43,704)	616,060	43,704
Cash at beginning of year	659,764	43,704	43,704	0
Cash at end of year	634,870	0	659,764	43,704
Supplemental disclosures of cash flow information:
Cash paid for interest	423,705	0	28,806	15,882
Cash paid for taxes	0	0
Supplemental disclosure of non-cash investing and financing activities:
Stock issued for future services - third parties	1,001,519	326,500	214,250	2,734,548
Warrants issued in conjunction with debt issue costs	427,759	0
Non cash increase in accounts payable related to future services to be paid for with common stock			100,000	0
Debt discount recorded on convertible and unsecured debt accounted for as a derivative liability	3,554,672	3,273,181	5,473,291	380,000
Stock issued to settle accounts payable and accrued interest third parties	1,392,143	1,521,355
Stock issued to settle accrued executive compensation	4,667,764	0
Conversion of convertible debt and accrued interest for common stock	1,069,402	0	3,387,480	1,033,500
Conversion of notes to common stock	0	2,379,913
Reclassification of convertible notes to demand loans	0
Reclassification of derivative liability to additional paid in capital	9,759,079	1,024,409	640,826	0
Stock issued to acquire equipment	0	82,811	82,811	0
Share cancellation	0	350
Stock issued to settle contracts	3,932	0
Dividends on series C preferred stock related parties			293	0
Auto acquired through financing	0	82,811	26,236	0
Stock issued to settle accrued liabilities	384,500	0
Conversion of preferred stock to common stock			0	83
Original issue discount			0	37,500
Officer [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Share based payments			0	1,039,500
All Other [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Share based payments			0	630,990
Services | Third Party [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Stock issued to settle accounts payable and due to factor			1,199,844	4,554,615
Extension of Debt Maturity Date
Adjustments to reconcile net loss to net cash used in operating activities:
Stock issued to settle accounts payable and due to factor			161,250	95,500
Stock based compensation			161,250	95,500
Contract Settlement in Connection with Lawsuit
Adjustments to reconcile net loss to net cash used in operating activities:
Stock based compensation			0	100,000
Unsecured debt offering-additional interest expense
Adjustments to reconcile net loss to net cash used in operating activities:
Stock issued to settle accounts payable and due to factor				30,500
Stock based compensation			0	30,500
Settlement of debt | Related Party One [Member]
Supplemental disclosure of non-cash investing and financing activities:
Stock Issued			0	358,077
Settlement of debt | Third Party [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Stock issued to settle accounts payable and due to factor				1,191,064
Supplemental disclosure of non-cash investing and financing activities:
Stock Issued			1,191,064	0
Settlement of Accounts Payable
Adjustments to reconcile net loss to net cash used in operating activities:
Stock issued to settle accounts payable and due to factor			3,646,719	433,400
Supplemental disclosure of non-cash investing and financing activities:
Stock Issued			$ 1,440,779	$ 433,400

Nature of Operations and Basis of Presentation	9 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Business Description and Basis of Presentation [Text Block]

Note 1: Nature of Operations and Basis of Presentation

Nature of Operations

MusclePharm Corporation (the “Company”, “we”, “our”, or “MusclePharm”), was incorporated in the state of Nevada on August 4, 2006, under the name Tone in Twenty, for the purpose of engaging in the business of providing personal fitness training using isometric techniques. The Company is headquartered in Denver, Colorado.

MusclePharm currently manufactures and markets a wide-ranging variety of high-quality sports nutrition products.

Basis of Presentation

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”), as amended for interim financial information.

The financial information as of December 31, 2011 is derived from the audited financial statements presented in the Company’s Annual Report on Form 10-K/A for the year ended December 31, 2011. The unaudited interim consolidated financial statements should be read in conjunction with the Company’s Annual Report on Form 10-K/A, which contains the audited financial statements and notes thereto, together with Management’s Discussion and Analysis of Financial Condition and Results of Operations, for the years ended December 31, 2011 and 2010.

Certain information or footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a comprehensive presentation of financial position, results of operations, or cash flows. It is management’s opinion, however, that all material adjustments (consisting of normal recurring adjustments) have been made which are necessary for a fair financial statement presentation. The interim results for the nine months ended September 30, 2012 are not necessarily indicative of results for the full fiscal year.

Nature of Operations and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Basis of Presentation and Significant Accounting Policies [Text Block]

Note 1: Nature of Operations and Summary of Significant Accounting Policies

Nature of Operations

MusclePharm Corporation (the “Company”, “We”, “Our” or “MP”), was organized as a limited liability company in the State of Colorado on April 22, 2008. On February 18, 2010, the Company executed a reverse recapitalization with Tone in Twenty, Inc. and changed its name to MP (See Note 3).

The Company markets branded sports nutrition products.

Restatement

On May 14, 2012, the Company determined that a material misstatement exists in the Company’s 2011 quarterly and 2011 and 2010 annual financial statements. The Company concluded that the following financial statements contained material misstatements: (i) the Company’s audited financial statements for the year ended December 31, 2011, filed in an annual report on Form 10-K with the U.S. Securities and Exchange Commission (the “SEC”) on April 16, 2012; (ii) the Company’s audited financial statements for the year ended December 31, 2010, filed in an annual report on Form 10-K with the SEC on April 1, 2011; (iii) the Company’s unaudited financial statements for the period ended September 30, 2011, filed in a quarterly report on Form 10-Q with the SEC on November 14, 2011; (iv) the Company’s unaudited financial statements for the period ended June 30, 2011, filed in a quarterly report on Form 10-Q with the SEC on August 16, 2011; and (v) the Company’s unaudited financial statements for the period ended March 31, 2011, filed in a quarterly report on Form 10-Q with the SEC on May 23, 2011.

The foregoing financial statements contained material misstatements pertaining to the Company’s calculation of net sales and presentation of general and administrative expenses and cost of sales. The Company has determined that advertising related credits that were granted to customers fell within the guidance of ASC No. 605-50-55 (“Revenue Recognition” – Customer Payments and Incentives – Implementation Guidance and Illustrations). The guidance indicates that, absent evidence of benefit to the vendor, appropriate treatment requires netting these types of payments against revenues and not expensing as advertising expense. The Company also noted other credits and discounts that, upon further review, had been previously classified as advertising expense as a component of general and administrative expense that require a reallocation of presentation as amounts to be netted against revenues. The Company’s net loss and loss per share will not be affected by this reallocation in the statement of operations.

Promotions, credits and non-specific advertising with its customers have been reclassified from general and administrative expenses to revenues.

Samples shipped to customers not clearly identifiable were reclassified from general and administrative expense to cost of sales.

	Year Ended December 31, 2011 As Restated	Adjustments	Year Ended December 31, 2011 As Issued	Year Ended December 31, 2010 As Restated	Adjustments	Year Ended December 31, 2010 As Issued

Sales – net	$17,212,636	$(3,625,701)	$20,838,337	$3,202,687	$(844,608)	$4,047,295

Cost of sales	14,845,069	374,455	14,470,614	2,804,274	-	2,804,274
Gross profit	2,367,567	(4,000,156)	6,367,723	398,413	(844,608)	1,243,021

General and administrative expenses	18,587,727	(4,000,156)	22,587,883	18,650,249	(844,608)	19,494,857
Loss from operations	(16,220,160)	-	(16,220,160)	(18,251,836)	-	(18,251,836)
Other income (expense)
Derivative expense	(4,777,654)	-	(4,777,654)	(93,638)	-	(93,638)
Change in fair value of derivative liabilities	5,162,100	-	5,162,100	(149,306)	-	(149,306)
Loss on settlement of accounts payable and debt	(3,862,458)	-	(3,862,458)	(433,400)	-	(433,400)
Interest expense	(3,711,278)	-	(3,711,278)	(480,589)	-	(480,589)
Other expense	(121,500)	-	(121,500)	(160,568)	-	(160,568)
Licensing income	250,000	-	250,000	-	-	-
Total other income (expense) – net	(7,060,790)	-	(7,060,790)	(1,317,501)	-	(1,317,501)
Net loss	$(23,280,950)	$-	$(23,280,950)	$(19,569,337)	$-	$(19,569,337)
Net loss available to common stockholders
Net loss	$(23,280,950)	$-	$(23,280,950)	$(19,569,337)	$-	$(19,569,337)
Series C preferred stock dividend	(293)	-	(293)	-	-	-
Net loss available to common stockholders	$(23,280,657)	$-	$(23,280,657)	$(19,569,337)	$-	$(19,569,337)
Net loss per share available to common stockholders – basic and diluted	$(70.30)	$-	$(70.30)	$(404.31)	$-	$(404.31)
Weighted average number of common shares outstanding during the year – basic and diluted	331,159	-	331,159	48,402	-	48,402

Risks and Uncertainties

The Company operates in an industry that is subject to rapid change and intense competition. The Company’s operations will be subject to significant risk and uncertainties including financial, operational, technological, regulatory and other risks, including the potential risk of business failure.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate could change in the near term due to one or more future non-conforming events. Accordingly, the actual results could differ significantly from estimates.

Principles of Consolidation

All inter-company accounts and transactions have been eliminated in consolidation.

Cash and Cash Equivalents

The Company considers all highly liquid instruments purchased with an original maturity of three months or less and money market accounts to be cash equivalents. At December 31, 2011 and 2010, the Company had no cash equivalents.

The Company minimizes its credit risk associated with cash by periodically evaluating the credit quality of its primary financial institution. The balance at times may exceed federally insured limits. At December 31, 2011 there was one account that had a balance that exceeded the federally insured limit by approximately $378,000. In 2010, there were no balances that exceeded the federally insured limit.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable represent trade obligations from customers that are subject to normal trade collection terms. The Company periodically evaluates the collectability of its accounts receivable and considers the need to establish an allowance for doubtful accounts based upon historical collection experience and specific customer information. Accordingly, the actual amounts could vary from the recorded allowances.

The Company does not charge interest on past due receivables. Receivables are determined to be past due based on the payment terms of the original invoices.

Accounts receivable at December 31, 2011 and 2010 were as follows:

Accounts receivable	$2,766,776	$542,863
Less: allowance for doubtful accounts	(197,684)	(116,102)
Accounts receivable – net	$2,569,092	$426,761

As of December 31, 2011 and 2010, the Company had the following concentrations of accounts receivable with customers:

Customer	2011	2010
A	36%	24%
B	12%	2%
C	10%	-
D	7%	40%
E	5%	11%

Property and Equipment

Property and equipment are stated at cost and depreciated to their estimated residual value over their estimated useful lives. When assets are retired or otherwise disposed of, the assets and related accumulated depreciation are relieved from the accounts and the resulting gains or losses are included in operating income in the statements of operations. Repairs and maintenance costs are expensed as incurred. Depreciation is provided using the straight-line method for all property and equipment.

Website Development Costs

Costs incurred in the planning stage of a website are expensed, while costs incurred in the development stage are capitalized and amortized over the estimated useful life of the asset.

Long-Lived Assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances, such as service discontinuance or technological obsolescence, indicate that the carrying amount of the long-lived asset may not be recoverable. When such events occur, the Company compares the carrying amount of the asset to the undiscounted expected future cash flows related to the asset. If the comparison indicates that impairment is present, the amount of impairment is calculated as the difference between the excess of the carrying amount over the fair value of the asset. If a readily determinable market price does not exist, fair value is estimated using discounted expected cash flows attributable to the asset.

Fair Value of Financial Instruments

The Company measures assets and liabilities at fair value based on an expected exit price as defined by the authoritative guidance on fair value measurements, which represents the amount that would be received on the sale of an asset or paid to transfer a liability, as the case may be, in an orderly transaction between market participants. As such, fair value may be based on assumptions that market participants would use in pricing an asset or liability. The authoritative guidance on fair value measurements establishes a consistent framework for measuring fair value on either a recurring or nonrecurring basis whereby inputs, used in valuation techniques, are assigned a hierarchical level.

The following are the hierarchical levels of inputs to measure fair value:

·	Level 1: Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

·	Level 2: Inputs reflect quoted prices for identical assets or liabilities in markets that are not active; quoted prices for similar assets or liabilities in active markets; inputs other than quoted prices that are observable for the assets or liabilities; or inputs that are derived principally from or corroborated by observable market data by correlation or other means.

·	Level 3: Unobservable inputs reflecting the Company’s assumptions incorporated in valuation techniques used to determine fair value. These assumptions are required to be consistent with market participant assumptions that are reasonably available.

The following are the major categories of liabilities measured at fair value on a recurring basis as of December 31, 2011 and 2010, using quoted prices in active markets for identical liabilities (Level 1); significant other observable inputs (Level 2); and significant unobservable inputs (Level 3):

		As of December 31,
		2011	2010
Derivative liabilities	Level 2	$7,061,238	$622,944

The Company’s financial instruments consisted primarily of accounts receivable, prepaids, accounts payable and accrued liabilities, derivative liabilities and debt. The carrying amounts of the Company’s financial instruments generally approximated their fair values as of December 31, 2011 and 2010, respectively, due to the short-term nature of these instruments.

Revenue Recognition

The Company records revenue when all of the following have occurred: (1) persuasive evidence of an arrangement exists, (2) product has been shipped or delivered by the third party manufacturer, (3) the sales price to the customer is fixed or determinable, and (4) collectability is reasonably assured.

Depending on individual customer agreements, sales are recognized either upon shipment of products to customers or upon delivery. For one of our largest customers, which represent 14% of total revenue in 2011, revenue is recognized upon delivery.

The Company has determined that advertising related credits that were granted to customers fell within the guidance of ASC No. 605-50-55 (“ Revenue Recognition” – Customer Payments and Incentives – Implementation Guidance and Illustrations). The guidance indicates that, absent evidence of benefit to the vendor, appropriate treatment requires netting these types of payments against revenues and not expensing as advertising expense.

The Company records store support, giveaways, sales allowances and discounts as a direct reduction of sales. The Company recorded reductions to gross revenues totaling approximately $4,000,000 and $1,000,000 for the years ended December 31, 2011 and 2010, respectively.

The Company grants volume incentive rebates to certain customers based on contractually agreed percentages ranging from 2.5% - 5.5% as a percentage of sales once a certain threshold has been met. The credits are recorded as a direct reduction to sales. Included in the reductions to revenues above are volume incentive rebates. Total volume incentive rebates granted for the years ended December 31, 2011 and 2010 were approximately $500,000 and $0, respectively.

The Company has an informal 7-day right of return for products. There were nominal returns in 2011 and 2010.

During the years ended December 31, 2011 and 2010, the Company had the following concentrations of revenues with customers:

Customer	2011	2010
A	41%	45%
B	14%	7%
C	-	15%

The Company does not manufacture or physically hold any inventory. Inventory is held and distributed by the Company’s third party manufacturer.

Licensing Income and Royalty Revenue

On May 5, 2011, the Company granted an exclusive indefinite term license to a third party for $250,000. The licensee may market, manufacture, design and sell the Company’s existing apparel line. The licensee will pay the Company a 10% net royalty based on its net income at the end of each fiscal year. To date, no royalty revenue has been earned.

Cost of Sales

Cost of sales represents costs directly related to the production and third party manufacturing of the Company’s products.

In 2011, cost of sales increased due to a reclassification from advertising expense in the amount of $374,454.

See discussion of restatement.

Shipping and Handling

Product sold is typically shipped directly to the customer from the manufacturer. Any freight billed to customers is offset against shipping costs and included in cost of sales.

Freight billed to customers for the years ended December 31, 2011 and 2010 was $309,690 and $71,983, respectively.

Advertising

The Company expenses advertising costs when incurred.

Advertising for the years ended December 31, 2011 and 2010 are as follows:

	Year Ended December 31, 2011 As Restated	Adjustments	Year Ended December 31, 2011 As Issued	Year Ended December 31, 2010 As Restated	Adjustments	Year Ended December 31, 2010 As Issued

Advertising	$5,241,585	$(4,000,156)	$9,241,741	$6,240,347	$(844,608)	$7,084,955

See discussion of restatement.

Income Taxes

Through February 18, 2010, the Company was taxed as a pass-through entity (LLC) under the Internal Revenue Code and was not subject to federal and state income taxes; accordingly, no provision was made. The financial statements reflect the LLC’s transactions without adjustment, if any, required for income tax purposes for the period ended February 18, 2010. In computing the expected tax benefit, the Company reflected a net loss of $23,280,950 in the year ended December 31, 2011 and $19,169,454 for the period from February 18, 2010 to December 31, 2010.

In 2011, and the period from February 18, 2010 through December 31, 2010, income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, operating loss and tax credit carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Beginning with the adoption of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, (included in FASB ASC Subtopic 740-10, Income Taxes — Overall), the Company recognizes the effect of income tax positions only if those positions are more likely than not to be sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely to be realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

The Company records interest and penalties related to unrecognized tax benefits in income tax expense. There were none for the years ended December 31, 2011 and 2010.

Beneficial Conversion Feature

For conventional convertible debt where the rate of conversion is below market value, the Company records a “beneficial conversion feature” (“BCF”) and related debt discount.

When the Company records a BCF, the relative fair value of the BCF is recorded as a debt discount against the face amount of the respective debt instrument. The discount is amortized to interest expense over the life of the debt.

Derivative Liabilities

Fair value accounting requires bifurcation of embedded derivative instruments, such as ratchet provisions or conversion features in convertible debt or equity instruments, and measurement of their fair value. In determining the appropriate fair value, the Company uses the Black-Scholes option-pricing model. In assessing the convertible debt instruments, management determines if the convertible debt host instrument is conventional convertible debt and further if there is a beneficial conversion feature requiring measurement. If the instrument is not considered conventional convertible debt, the Company will continue its evaluation process of these instruments as derivative financial instruments.

Once derivative liabilities are determined, they are adjusted to reflect fair value at the end of each reporting period. Any increase or decrease in the fair value is recorded in results of operations as an adjustment to fair value of derivatives. In addition, the fair value of freestanding derivative instruments such as warrants, are also valued using the Black-Scholes option-pricing model.

Debt Issue Costs and Debt Discount

The Company may pay debt issue costs, and record debt discounts in connection with raising funds through the issuance of convertible debt. These costs are amortized to interest expense over the life of the debt. If a conversion of the underlying debt occurs, a proportionate share of the unamortized amounts is immediately expensed.

Original Issue Discount

For certain convertible debt issued, the Company provides the debt holder with an original issue discount. The original issue discount is recorded to debt discount, reducing the face amount of the note and is amortized to interest expense over the life of the debt.

Share-based payments

The Company has incentive plans that reward employees with stock options, warrants, restricted stock and stock appreciation rights. The amount of compensation cost for these share-based awards is measured based on the fair value of the awards, as of the date that the share-based awards are issued and adjusted to the estimated number of awards that are expected to vest.

Fair value of stock options, warrants, and stock appreciation rights, is generally determined using a Black-Scholes option pricing model, which incorporates assumptions about expected volatility, risk free rate, dividend yield, and expected life. Compensation cost for share-based awards is recognized on a straight-line basis over the vesting period.

Net Earnings (Loss) per Share

Net earnings (loss) per share is computed by dividing net income (loss) less preferred dividends for the period by weighted average number of shares of common stock outstanding during each period. Diluted earnings (loss) per share is computed by dividing net income (loss) less preferred dividends by the weighted average number of shares of common stock, common stock equivalents and potentially dilutive securities outstanding during the period.

Since the Company reflected a net loss in 2011 and 2010, respectively, the effect of considering any common stock equivalents, if exercisable, would have been anti-dilutive. A separate computation of diluted earnings (loss) per share is not presented.

The Company has the following common stock equivalents at December 31, 2011 and 2010:

	At December 31,
	2011	2010
Stock options (exercise price - $425.00/share)	1,903	3,256
Warrants (exercise price $12.75- $1,275.00/share)	72,584	883
Convertible preferred series C shares (exercise price $8.50/share)	23	-
Convertible debt (exercise price $1.70- $17.00/share)	527,757	13,174
Total common stock equivalents	602,267	17,313

In the above table, some of the outstanding convertible debt from 2011 and 2010 contains ratchet provisions that would cause variability in the exercise price at the balance sheet date. As a result, common stock equivalents could change at each reporting period.

Reclassification

The Company has reclassified certain prior period amounts to conform to the current period presentation. These reclassifications had no effect on the financial position, results of operations or cash flows for the periods presented.

Recent Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04, which amended ASC Topic 820 to achieve common fair value measurements and disclosure requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”). The amendments in ASU No. 2011-05 result in common fair value measurement and disclosure requirements in U.S. GAAP and IFRSs. Consequently, the amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. This amendment is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company does not anticipate this amendment will have a material impact on its financial statements.

Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

Note 2: Summary of Significant Accounting Policies

Principles of Consolidation

All intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate could change in the near term due to one or more future non-conforming events. Accordingly, the actual results could differ significantly from estimates.

Risks and Uncertainties

The Company operates in an industry that is subject to rapid change and intense competition. The Company’s operations will be subject to significant risk and uncertainties including financial, operational, technological, regulatory, industry adverse publicity and other risks, including the potential risk of business failure.

Cash and Cash Equivalents

The Company considers all highly liquid instruments purchased with an original maturity of three months or less and money market accounts to be cash equivalents. At September 30, 2012 and December 31, 2011, respectively, the Company had no cash equivalents.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable represents trade obligations from customers that are subject to normal trade collection terms. The accounts receivable are sent directly to the Company’s third party manufacturer and netted with any outstanding liabilities to the manufacturer. Liabilities to the manufacturer totaled $5,484,759 at September 30, 2012 and are included in accounts payable and accrued liabilities. The Company periodically evaluates the collectability of its accounts receivable and considers the need to establish an allowance for doubtful accounts based upon historical collection experience and specific customer information. Accordingly, the actual amounts could vary from the recorded allowances. There is also a review of customer discounts at the period end and an accrual made for discounts earned but not yet received by quarter end.

The Company does not charge interest on past due receivables. Receivables are determined to be past due based on the payment terms of the original invoices. Accounts receivable consisted of the following at September 30, 2012 and December 31, 2011:

	As of September 30, 2012	As of December 31, 2011
Accounts receivable	$5,542,797	$2,766,776
Less: allowance for discounts	(1,391,781)	-
Less: allowance for doubtful accounts	(113,144)	(197,684)
Accounts receivable – net	$4,037,872	$2,569,092

At September 30, 2012 and December 31, 2011, the Company had the following concentrations of accounts receivable with significant customers:

Customer	As of September 30, 2012	As of December 31, 2011
A	48%	36%
B	1%	12%
C	2%	10%
D	4%	7%

Inventory

Inventories are maintained using the average cost method and solely relate to the product in the Canadian facility.

Prepaid Sponsorship Fees

Prepaid sponsorship fees represents fees paid in connection with future advertising to be received.

Property and Equipment

Property and equipment are stated at cost and depreciated to their estimated residual value over their estimated useful lives. When assets are retired or otherwise disposed of, the assets and related accumulated depreciation are relieved from the accounts and the resulting gains or losses are included in operating income in the statements of operations. Repairs and maintenance costs are expensed as incurred. Depreciation is provided using the straight-line method for all property and equipment.

Long-Lived Assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances, such as service discontinuance or technological obsolescence, indicate that the carrying amount of the long-lived asset may not be recoverable. When such events occur, the Company compares the carrying amount of the asset to the undiscounted expected future cash flows related to the asset. If the comparison indicates that impairment is present, the amount of the impairment is calculated as the difference between the excess of the carrying amount over the fair value of the asset. If a readily determinable market price does not exist, fair value is estimated using discounted expected cash flows attributable to the asset. During the nine months ended September 30, 2012 and 2011, the Company recorded no impairment expense.

Fair Value of Financial Instruments

The Company measures assets and liabilities at fair value based on an expected exit price which represents the amount that would be received on the sale of an asset or paid to transfer a liability, as the case may be, in an orderly transaction between market participants. As such, fair value may be based on assumptions that market participants would use in pricing an asset or liability. The authoritative guidance on fair value measurements contains a consistent framework for measuring fair value on either a recurring or nonrecurring basis whereby inputs, used in valuation techniques, are assigned a hierarchical level.

The following are the hierarchical levels of inputs to measure fair value:

·	Level 1: Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
·	Level 2: Inputs reflect quoted prices for identical assets or liabilities in markets that are not active; quoted prices for similar assets or liabilities in active markets; inputs other than quoted prices that are observable for the assets or liabilities; or inputs that are derived principally from or corroborated by observable market data by correlation or other means.
·	Level 3: Unobservable inputs reflecting the Company’s assumptions incorporated in valuation techniques used to determine fair value. These assumptions are required to be consistent with market participant assumptions that are reasonably available.

The following are the major categories of liabilities measured at fair value on a recurring basis as of September 30, 2012 and December 31, 2011, using quoted prices in active markets for identical liabilities (Level 1); significant other observable inputs (Level 2); and significant unobservable inputs (Level 3):

	As of September 30, 2012	As of December 31, 2011

Derivative liabilities (Level 2)	$24,889	$7,061,238

The Company’s financial instruments consisted primarily of accounts receivable, prepaids, accounts payable and accrued liabilities, debt and customer deposits. The Company’s debt approximates fair value based upon current borrowing rates available to the Company for debt with similar maturities. The carrying amounts of the Company’s financial instruments generally approximated their fair values as of September 30, 2012 and December 31, 2011, respectively, due to the short-term nature of these instruments.

Revenue Recognition

The Company records revenue when all of the following have occurred: (1) persuasive evidence of an arrangement exists, (2) product has been shipped or delivered, (3) the sales price to the customer is fixed or determinable, and (4) collectability is reasonably assured.

Depending on individual customer agreements, sales are recognized either upon shipment of products to customers or upon delivery. For all of our Canadian sales, which represent 2% of total sales, recognition occurs upon shipment, and for one of our largest domestic customers (See customer “B” below under concentrations), which represents 10% of our total revenue for the nine months ended September, 2012 and 2011, revenue is recognized upon delivery.

The Company has determined that advertising related credits that are granted to customers fall within the guidance of ASC No. 605-50-55 (“Revenue Recognition” – Customer Payments and Incentives – Implementation Guidance and Illustrations). The guidance indicates that, absent evidence of benefit to the vendor, appropriate treatment requires netting these types of payments against revenues and not expensing as advertising expense.

The Company records store support, giveaways, sales allowances and discounts as a direct reduction of sales.

Sales for the three and nine months ended September 30, 2012 and 2011 were as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Sales	$20,627,691	$5,811,685	$58,799,563	$13,321,274

Discounts	(2,053,965)	(1,368,114)	(8,235,817)	(2,446,025)

Sales – Net	$18,573,726	$4,443,571	$50,563,746	$10,875,249

The Company has an informal seven day right of return for products. There were nominal returns for the three and nine months ended September 30, 2012 and 2011.

For the nine months ended September 30, 2012 and 2011, the Company had the following concentrations of revenues with significant customers:

	Nine Months Ended September 30,
Customer	2012	2011
A	39%	39%
B	10%	13%

Licensing Income and Royalty Revenue

On May 5, 2011, the Company granted an exclusive indefinite license to market, manufacture, design and sell the Company’s existing apparel line. The licensee paid an initial fee of $250,000 in June 2011, and will pay the Company a 10% net royalty based on its net income at the end of each fiscal year. To date, no royalty revenue has been earned by the Company.

Cost of Sales

Cost of sales represents costs directly related to the production, manufacturing and freight of the Company’s products.

Shipping and Handling

Domestic product sold is shipped directly to the customer from our manufacturer. Costs associated to the shipments are recorded in cost of sales. For Canadian sales, the product is shipped from our Canadian warehouse to our customers. Costs associated with the shipments are recorded as shipping.

Advertising

The Company expenses advertising costs when incurred.

Advertising expense for the three months and nine months ended September 20, 2012 and 2011 were as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011

Advertising	$2,599,691	$1,272,969	$6,576,531	$3,468,202

Beneficial Conversion Feature

For conventional convertible debt where the rate of conversion is below market value, the Company records a “beneficial conversion feature” (“BCF”) and related debt discount.

When the Company records a BCF, the relative fair value of the BCF is recorded as a debt discount against the face amount of the respective debt instrument. The discount is amortized to interest expense over the life of the debt.

Derivative Liabilities

Fair value accounting requires bifurcation of embedded derivative instruments such as conversion features in convertible debt or equity instruments, and measurement of their fair value. In determining the appropriate fair value, the Company uses the Black-Scholes option-pricing model. In assessing the convertible debt instruments, management determines if the convertible debt host instrument is conventional convertible debt and further if there is a beneficial conversion feature requiring measurement. If the instrument is not considered conventional convertible debt, the Company continues its evaluation process of these instruments as derivative financial instruments.

Once derivative liabilities are determined, they are adjusted to reflect fair value at the end of each reporting period. Any increase or decrease in the fair value is recorded in results of operations as an adjustment to fair value of derivatives. In addition, the fair value of freestanding derivative instruments such as warrants, are also valued using the Black-Scholes option-pricing model. Once a derivative liability ceases to exist any remaining fair value is reclassified to additional paid in capital.

Debt Issue Costs and Debt Discount

The Company may pay debt issue costs, and record debt discounts in connection with raising funds through the issuance of debt. These costs are amortized over the life of the debt to interest expense. If a conversion of the underlying debt occurs, a proportionate share of the unamortized amounts is immediately expensed.

Original Issue Discount

For certain convertible debt issued, the Company provides the debt holder with an original issue discount. The original issue discount is recorded to debt discount and additional paid-in capital at an amount not to exceed gross proceeds raised, reducing the face amount of the debt, and is amortized to interest expense over the life of the debt.

Share-Based Payments

Generally, all forms of share-based payments, including stock option grants, warrants and restricted stock grants and stock appreciation rights are measured at their fair value on the awards’ grant date, based on estimated number of awards that are ultimately expected to vest. Share-based compensation awards issued to non- employees for services rendered are recorded at either the fair value of the services rendered or the fair value of the share-based payment, whichever is more readily determinable.

Earnings (loss) Per Share

Net earnings (loss) per share is computed by dividing net income (loss) for the period by the weighted average number of shares of common stock outstanding during each period. Diluted earnings (loss) per share is computed by dividing net income (loss) for the period by the weighted average number of shares of common stock, common stock equivalents and potentially dilutive securities outstanding during each period.

Since the Company reflected a net loss for the three and nine months ended September 30, 2012 and 2011, respectively, the effect of considering any common stock equivalents, if exercisable, would have been anti-dilutive. A separate computation of diluted earnings (loss) per share is not presented.

The Company has the following common stock equivalents for the nine months ended September 30, 2012 and 2011, respectively:

	Nine Months Ended September 30,
	2012	2011
Stock options (exercise price - $425.00/share)	1,845	3,256
Warrants (exercise price $10.20 - $1,275.00/share)	4,991	66,702
Convertible debt (exercise price $1.70- $17.00/share)	2,471	247,943
Total common stock equivalents	9,307	317,901

In the above table, some of the outstanding instruments from 2012 and 2011 contain ratchet provisions that would cause variability in the exercise price at the balance sheet date. As a result, common stock equivalents could change at each reporting period.

Foreign Currency

MusclePharm began operations in Canada in April of 2012. The Canadian Dollar was determined to be the functional currency as the majority of the transactions related to the day to day operations of the business are exchanged in Canadian Dollars. At the end of the period, the financial results of the Canadian operation are translated into the United States Dollar, which is the reporting currency, and added to the U.S. operations for consolidated company financial results. The revenue and expense items are translated using the average rate for the period and the assets and liabilities at the end of period rate. Transactions that have completed the accounting cycle and resulted in a gain or loss related to translation are recorded in realized gain or loss due to foreign currency translation under other income expense on the income statement. Transactions that have not completed their accounting cycle but appear to have gain or loss due to the translation process are recorded as unrealized gain or loss due to translation and held in the equity section on the balance sheet until such date the accounting cycle of the transaction is complete and the actual realized gain or loss is recognized.

Reclassification

The Company has reclassified certain prior period amounts to conform to the current period presentation. These reclassifications had no effect on the financial position, results of operations or cash flows for the periods presented.

Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 requires reporting entities to disclose additional information for fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures were effective for interim and annual reporting periods beginning after December 15, 2011.

Going Concern	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Going Concern Disclosure [Abstract]
Going Concern Disclosure [Text Block]

Note 3: Going Concern

As reflected in the accompanying unaudited interim consolidated financial statements, the Company had a net loss of $15,927,426 for the nine months ended September 30, 2012 and a working capital deficit and stockholders’ deficit of $9,114,226 and $7,297,593 respectively, at September 30, 2012. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

The ability of the Company to continue its operations is dependent on management’s plans, which include the raising of capital through debt and/or equity markets with some additional funding from other traditional financing sources, including term notes, until such time that funds provided by operations are sufficient to fund working capital requirements. The Company may need to incur liabilities with certain related parties to sustain the Company’s existence.

The Company will require additional funding to finance the growth of its current and expected future operations as well as to achieve its strategic objectives. The Company believes its current available cash along with anticipated revenues will likely be insufficient to meet its cash needs for the near future. There can be no assurance that financing will be available in amounts or terms acceptable to the Company, if at all.

In response to these issues, management has taken the following actions:

·	seeking additional third party debt and/or equity financing,
·	continuing with the implementation of the business plan, and
·	allocating sufficient resources to continue with advertising and marketing efforts.

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. These financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.

Note 2: Going Concern

As reflected in the accompanying financial statements, the Company had a net loss of $23,280,950 and net cash used in operations of $5,801,761 for the year ended December 31, 2011; and a working capital deficit and stockholders’ deficit of $13,693,267 and $12,971,212, respectively, at December 31, 2011. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

The ability of the Company to continue its operations is dependent on Management’s plans, which include the raising of capital through debt and/or equity markets with some additional funding from other traditional financing sources, including term notes, until such time that funds provided by operations are sufficient to fund working capital requirements. The Company may need to incur liabilities with certain related parties to sustain the Company’s existence.

The Company will require additional funding to finance the growth of its current and expected future operations as well as to achieve its strategic objectives. The Company believes its current available cash along with anticipated revenues may be insufficient to meet its cash needs for the near future. There can be no assurance that financing will be available in amounts or terms acceptable to the Company, if at all.

In response to these problems, management has taken the following actions:

·	seeking additional third party debt and/or equity financing;
·	continue with the implementation of the business plan;
·	generate new sales from international customers; and
·	allocate sufficient resources to continue with advertising and marketing efforts.

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. These financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.

Reverse Recapitalization	12 Months Ended
Dec. 31, 2011
Restructuring and Related Activities [Abstract]
Restructuring and Related Activities Disclosure [Text Block]

Note 3: Reverse Recapitalization

On February 18, 2010, the Company merged with Tone in Twenty, Inc. (“TIT”), a then public shell corporation, and MP became the surviving corporation, in a transaction treated as a reverse recapitalization. TIT did not have any operations and majority-voting control was transferred to MP.

In the recapitalization, MP acquired 30,589 shares of common stock from TIT in exchange for all member units in MP. Prior to the transaction, the Company paid approximately $25,000 to a former executive of TIT to acquire 432 of the 515 shares issued and outstanding, these shares were then immediately cancelled and retired. The remaining 84 shares were held by the selling stockholders as a deemed issuance in the recapitalization. After the transaction, there were 30,672 shares issued and outstanding. The transaction resulted in MP acquiring 99.7% control.

The transaction also requires a recapitalization of MP. Since MP acquired a controlling voting interest, it was deemed the accounting acquirer, while TIT was deemed the legal acquirer. The historical financial statements of the Company are those of MP and of the consolidated entities from the date of recapitalization and subsequent.

Since the transaction is considered a reverse recapitalization, the presentation of pro-forma financial information was not required.

Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

Note 4: Property and Equipment

Property and equipment consisted of the following at September 30, 2012 and December 31, 2011:

	As of September 30, 2012	As of December 31, 2011	Estimated Useful Life
Furniture, fixtures and gym equipment	$1,307,379	$781,786	3 years
Leasehold improvements	555,484	244,770	From 42 to 64 months
Vehicles	100,584	37,068	5 years
Displays	32,057	32,057	5 years
Website	11,462	11,462	3 years
Total	2,006,966	1,107,143
Less: Accumulated depreciation and amortization	(524,806)	(199,621)
	$1,482,160	$907,522

Note 4 Property and Equipment

Property and equipment consisted of the following at December 31, 2011 and 2010:

	2011	2010	Estimated Useful Life
Furniture, fixtures and gym equipment	$781,786	$55,305	3 years
Leasehold improvements	244,770	67,760	*
Auto	37,068	-	5 years
Displays	32,057	32,057	5 years
Website	11,462	11,462	3 years
Total	1,107,143	166,584
Less: Accumulated depreciation and amortization	(199,621)	(28,033)
	$907,522	$138,551

* The shorter of 5 years or the life of the lease.

Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

Note 5: Debt

At September 30, 2012 and December 31, 2011, debt consists of the following:

	As of September 30, 2012	As of December 31, 2011

Convertible debt - secured	$14,000	$1,749,764
Less: debt discount	(1,151)	(1,395,707)
Convertible debt - net	12,849	354,057

Auto loan - secured	18,094	26,236

Unsecured debt	4,041,809	2,380,315
Less: debt discount	(34,334)	(1,171,626)
Unsecured debt - net	4,007,475	1,208,689

Total debt	4,038,418	1,588,982

Less: current portion	(3,879,208)	(1,281,742)

Long term debt	$159,210	$307,240

Debt in default of $50,600 and $505,600, at September 30, 2012 and December 31, 2011 respectively, is included as a component of short-term debt.

Future annual principal payments for the above debt is as follows:

Years Ending December 31,
2012 (3 months)	$1,118,173
2013	2,955,730
2014	-
2015	-
Total annual principal payments	$4,073,903

Convertible Debt – Secured - Derivative Liabilities

During the nine months ended September 30, 2012 and the year ended December 31, 2011, the Company issued convertible debt totaling $519,950 and $4,679,253, respectively. The convertible debt includes the following terms:

		Nine Months Ended	Year Ended
		September 30, 2012	December 31, 2011
		Amount of	Amount of
		Principal Raised	Principal Raised
Interest Rate		8% - 10%	0% - 18%
Default interest rate		0% - 20%	0% - 25%
Maturity		January 3, 2012 to October 11, 2014	June 30, 2011 to June 29, 2015

Conversion terms 1	Lesser of (1) a fifty percent (50%) discount to the two lowest closing bid prices of the five days trading days immediately preceding the date of conversion or (ii) Twenty-One Dollar and Twenty-Five Cents ($21.25) per share	$-	$525,000
Conversion terms 2	200% - The “market price” will be equal to the average of (i) the average of the closing price of Company’s common stock during the 10 trading days immediately preceding the date hereof and (ii) the average of the 10 trading days immediately subsequent to the date hereof.	-	537,600
Conversion terms 3	200% of face. Average of the trading price 10 trading days immediately preceding the closing of the transaction	-	177,000
Conversion terms 4	200% of face. Fixed conversion price of $17.00	-	105,000
Conversion terms 5	300% of face. Fixed conversion price of $17.00	-	15,000
Conversion terms 6	35% of the three lowest trading prices for previous 10 trading days		250,000
Conversion terms 7	45% of the three lowest trading prices for previous 10 trading days	-	327,500
Conversion terms 8	50% of average closing prices for 10 preceding trading days	-	76,353
Conversion terms 9	50% of lowest trade price for the last 20 trading days	-	45,000
Conversion terms 10	50% of the 3 lowest trades for previous 20 trading days	-	33,000
Conversion terms 11	50% of the lowest closing price for previous 5 trading days	-	250,000
Conversion terms 12	60% multiplied by the average of the lowest 3 trading prices for common stock during the ten trading days prior to the conversion date	-	233,000
Conversion terms 13	62% of lowest trade price for the last 7 trading days	100,000	40,000
Conversion terms 14	65% of the lowest trade price in the 30 trading days previous to the conversion	19,950	335,000
Conversion terms 15	65% of the three lowest trading price for previous 30 trading days	-	153,800
Conversion terms 16	70% of lowest average trading price for 30 trading days	-	1,366,000
Conversion terms 17	No fixed conversion option	-	35,000
Conversion terms 18	35% multiplied by the average of the lowest three (3) trading prices (as defined below) for the common stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date.	400,000	75,000
Conversion terms 19	Fixed conversion price of $25.50	-	100,000
		$519,950	$4,679,253

The debt holders are entitled, at their option, to convert all or part of the principal and accrued interest into shares of the Company’s common stock at the conversion prices and terms discussed above. The Company classifies embedded conversion features in these notes as a derivative liability due to management’s assessment that the Company may not have sufficient authorized number of shares of common stock required to net-share settle or due to the existence of a ratchet due to an anti-dilution provision. See Note 6 regarding accounting for derivative liabilities.

During the nine months ended September 30, 2012, the Company converted debt and accrued interest, totaling $1,420,422 into 290,951 shares of common stock. The resulting loss on conversion of $351,201 is included in the $4,452,439 loss on settlement of accounts payable and debt as shown in the consolidated statement of operations.

Convertible debt consisted of the following activity and terms:

		Interest Rate	Maturity
Balance - December 31, 2011	$1,749,764
Borrowings during the nine months ended September 30, 2012	519,950	8% - 10%	January 3, 2012 to October 11, 2014
Conversion of debt to into 246,744 shares of common stock with a valuation of $950,739 ($2.98 - $8.08/share)	(759,095)
Repayment of convertible debt	(2,518,343)
Interest and accrued interest (Included in total repayment)	15,632
Loss on repayment (Included in total repayment)	1,006,092
Balance – September 30, 2012	$14,000

(B) Unsecured Debt

Unsecured debt consisted of the following activity and terms:

		Interest Rate	Maturity
Balance - December 31, 2011	$2,380,432
Borrowings during the nine months ended September 30, 2012	4,304,000	15%	January 13, 2012 – October 1, 2013
Conversion of debt to into 44,208 shares of common stock with a valuation of $469,683 ($8.08 - $13.60/share)	(150,000)
Repayments	(2,714,748)

Interest and accrued interest (Included in total repayment)	31,896

Loss on repayment (Included in total repayment)	190,229
Balance – September 30, 2012	$4,041,809

(C) Vehicle Loan

Vehicle loan account consisted of the following activity and terms:

		Interest Rate	Maturity
Balance - December 31, 2011	$26,236	6.99%	26 payments of $1,008
Repayments	(8,142)
Balance - September 30, 2012	$18,094

(D) Debt Issue Costs

During the nine months ended September 30, 2012 and 2011, the Company paid debt issue costs totaling $166,950 and $219,368, respectively.

For the nine months ended September 30, 2012, the Company issued 22,633 warrants to purchase common stock as cost associated with a debt raise. The initial derivative liability value of $427,759 was recorded as debt issue costs and derivative liability.

The following is a summary of the Company’s debt issue costs for the nine months ended September 30, 2012 and year ended December 31, 2011 as follows:

	2012	2011
Debt issue costs	$784,423	$305,283
Accumulated amortization of debt issue costs	(408,050)	(237,095)
Debt issue costs – net	$376,373	$68,188

During the nine months ended September 30, 2012 and 2011, the Company amortized $286,523 and $225,686, respectively in debt issue costs.

(E) Debt Discount

During the nine months ended September 30, 2012 and 2011, the Company recorded debt discounts totaling $3,554,673 and $3,258,106, respectively.

The debt discounts recorded in 2012 and 2011, pertain to convertible debt and warrants that contain embedded conversion options that are required to be bifurcated and reported at fair value.

The Company amortized $6,086,521 and $2,434,232 to interest expense in the nine months ended September 30, 2012 and 2011 as follows:

Debt discount – December 31, 2011	$2,567,333
Additional debt discount – Nine months ended September 30, 2012	3,554,673
Amortization of debt discount – Nine months ended September 30, 2012	(6,086,521)
Debt discount September 30, 2012	$35,485

Note 5: Debt

At December 31, 2011 and 2010, debt consists of the following:

	2011	2010

Convertible debt – secured	$1,749,764	$605,000
Less: debt discount	(1,395,707)	(331,261)
Convertible debt – net	354,057	273,739

Auto loan – secured	26,236	-

Secured debt	-	187,500

Unsecured debt	2,380,315	78,249
Less: debt discount	(1,171,626)	-
Unsecured debt – net	1,208,689	78,249

Total debt	1,588,982	539,488

Less: current portion	(1,281,742)	(289,488)

Long term debt	$307,240	$250,000

As of December 31, 2011 and 2010, total debt in default as a component of short-term debt was $505,600 and $427,500, respectively.

(A) Convertible Debt – Secured - Derivative Liabilities

During the years ended December 31, 2011 and 2010, the Company issued convertible notes totaling $4,679,253, (including non-cash convertible note and accrued interest of $26,353 related to a reclassification from unsecured debt), and $846,000, respectively. The Convertible notes consist of the following terms:

		Year ended	Year ended
		December 31, 2011	December 31, 2010
		Amount of	Amount of
		Principal Raised	Principal Raised
Interest Rate		0% - 18%	8%
Default interest rate		0% - 25%	0% - 22%
Maturity		June 30, 2011 to June 29, 2015	December 31, 2010 - December 1, 2013
Conversion terms 1	Lesser of (1) a Fifty Percent (50%) discount to the two lowest closing bid prices of the five days trading days immediately preceding the date of conversion or (ii) Twenty-one dollars and twenty-five cents ($21.25) per share	$525,000	-
Conversion terms 2	200% - The “market price” will be equal to the average of (i) the average of the closing price of Company’s common stock during the 10 trading days immediately preceding the date hereof and (ii) the average of the 10 trading days immediately subsequent to the date hereof.	$537,600	-
Conversion terms 3	200% of Face. Average of the trading price 10 trading days immediately preceding the closing of the transaction	$177,000	-
Conversion terms 4	200% of Face. Fixed conversion price of $17.00	$105,000	-
Conversion terms 5	300% of Face. Fixed conversion price of $17.00	$15,000	-
Conversion terms 6	35% of the three lowest trading prices for previous 10 trading days	$250,000	-
Conversion terms 7	45% of the three lowest trading prices for previous 10 trading days	$327,500	-
Conversion terms 8	50% of average closing prices for 10 preceding trading days	$76,353	-
Conversion terms 9	50% of lowest trade price for the last 20 trading days	$45,000	-
Conversion terms 10	50% of the 3 lowest trades for previous 20 trading days	$33,000	-
Conversion terms 11	50% of the lowest closing price for previous 5 trading days	$250,000	-
Conversion terms 12	60% Multiplied by the average of the lowest 3 trading prices for common stock during the ten trading days prior to the conversion date	$233,000	$130,000
Conversion terms 13	62% of lowest trade price for the last 7 trading days	$40,000	-
Conversion terms 14	65% of the lowest trade price in the 30 trading days previous to the conversion	$335,000	$250,000
Conversion terms 15	65% of the three lowest trading price for previous 30 trading days	$153,800	-
Conversion terms 16	70% of lowest average trading price for 30 trading days	$1,366,000	-
Conversion terms 17	No fixed conversion option	$35,000	-
Conversion terms 18	35% multiplied by the average of the lowest three (3) Trading Prices (as defined below) for the Common Stock during the ten (10) Trading Day period ending on the latest complete Trading Day prior to the Conversion Date. “	$75,000	-
Conversion terms 19	Fixed conversion price of $25.50	$100,000	-
Conversion terms 20	150% of Face	$-	$5,000
Conversion terms 21	200% of Face	$-	$426,000
Conversion terms 22	300% of Face	$-	$35,000
		$4,679,253	$846,000

The debt holders are entitled, at their option, to convert all or part of the principal and accrued interest into shares of the Company’s common stock at conversion prices and terms discussed above. The Company classifies embedded conversion features in these notes as a derivative liability due to management’s assessment that the Company may not have sufficient authorized number of shares of common stock required to net-share settle or due to the existence of a ratchet due to an anti-dilution provision. See Note 6 regarding accounting for derivative liabilities.

During the year ended December 31, 2011, the Company converted debt and accrued interest, totaling $5,126,809 into 346,282 shares of common stock resulting in a loss on conversion of $1,739,329.

Convertible debt consisted of the following activity and terms:

During the year ended December 31, 2011, $585,000 of convertible notes matured without conversion. These notes became demand loans and were reclassified as unsecured debt. Derivative liabilities associated with these notes were eliminated given the expiration of the embedded conversion option.

		Interest Rate	Maturity
Convertible Debt balance as of December 31, 2009	$897,500
Borrowings during the year ended December 31, 2010	846,000	8%	March 3, 2010 - December 1, 2013
Conversion of debt into 11,658 shares of common stock with a valuation of $1,143,500 ( $38.25 - $566.95/share)	(1,138,500)
Balance as of December 31, 2010	605,000
Borrowings during the year ended December 31, 2011	4,652,900	0% - 18%	January 30, 2011 - June 29, 2015
Reclassifications from convertible notes to unsecured demand notes	(585,000)
Conversion of debt to into 298,897 shares of common stock with a valuation of $4,268,857 ($2.72 - $85.85/share)	(2,923,136)
Convertible Debt balance as of December 31, 2011	$1,749,764

(B) Secured Debt

Secured debt consisted of the following activity and terms:

		Interest Rate	Maturity
Secured Debt balance as of December 31, 2009	$-
Borrowings during the year ended December 31, 2010	187,500	0%	May 18, 2010 - May 26, 2010
Balance as of December 31, 2010	187,500
Conversion of debt to into 8,824 shares of common stock with a valuation of $437,500 ($49.30 - $50.15/share)	(187,500)
Secured Debt balance as of December 31, 2011	$-

(C) Unsecured Debt

Unsecured debt consisted of the following activity and terms:

		Interest Rate	Maturity
Unsecured Debt balance as of December 31, 2009	$30,000
Borrowings during the year ended December 31, 2010	1,177,499	0% - 10%	On Demand - September 29, 2011
Conversion of debt into 10,738 shares of common stock with a valuation of $1,439,141 ($425.00/share)	(1,129,250)
Unsecured Debt balance as of December 31, 2010	78,249
Borrowings during the year ended December 31, 2011	1,960,000	8% - 15%	February 8, 2011 - June 21, 2014
Reclassifications from convertible notes to unsecured demand notes	585,000
Conversion of debt to into 38,562 shares of common stock with a valuation of $420,452 ($8.50 - $42.50/share)	(167,649)
Repayments	(75,285)
Unsecured Debt balance as of December 31, 2011	$2,380,315

(D) Auto Loan

Auto loan account consisted of the following activity and terms:

		Interest Rate	Maturity
Auto loan balance as of December 31, 2010	-
Non-Cash fixed assets additions during the year ended December 31, 2011	32,568	6.99%	36 payments of $1,008
Repayments	(6,332)
Auto loan balance as of December 31, 2011	$26,236

(E) Debt Issue Costs

During the years ended 2011 and 2010, the Company paid debt issue costs totaling $263,283 and $42,000, respectively. The following is a summary of the Company’s debt issue costs:

	2011	2010
Debt issue costs	$305,283	$42,000
Accumulated amortization of debt issue costs	(237,095)	(7,596)
Debt issue costs – net	$68,188	$34,404

During 2011 and 2010, the Company amortized $229,499 and $7,596.

(F) Debt Discount

During the years ended 2011 and 2010, the Company recorded debt discounts totaling $5,473,291 and $380,000, respectively.

The debt discount recorded in 2011 and 2010 pertains to convertible debt that contains embedded conversion options that are required to bifurcated and reported at fair value (See Note 9).

The Company amortized $3,237,219 in 2011 and $48,739 in 2010 to interest expense.

	2011	2010
Debt discount	$5,804,552	$380,000
Amortization of debt discounts	(3,237,219)	(48,739)
Debt discount – net	$2,567,333	$331,261

Derivative Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives and Fair Value [Text Block]

Note 6: Derivative Liabilities

The Company identified conversion features embedded within convertible debt, warrants and Series A Preferred Stock issued in 2012, 2011 and 2010 (see Notes 5 and 7). The Company has determined that the features associated with the embedded conversion option should be accounted for at fair value as a derivative liability as the Company could not determine if a sufficient number of shares would be available to settle all transactions.

The fair value of the conversion feature is summarized as follows:

Derivative liability – December 31, 2011	$7,061,238
Fair value at the commitment date for debt instruments	1,096,808
Fair value at the commitment date for warrants issued	7,526,671
Fair value mark to market adjustment for debt instruments	(1,579,279)
Fair value mark to market adjustment for warrants	(4,321,411)
Fair value mark to market adjustment for Series A, Preferred Stock issued	(59)
Reclassification to additional paid-in capital for financial instruments conversions and maturities	(9,759,079)
Derivative liability – September 30, 2012	$24,889

The Company recorded the debt discount to the extent of the gross proceeds raised, and expensed immediately the remaining value of the derivative as it exceeded the gross proceeds of the note. The Company recorded a derivative expense of $4,409,214 and $3,576,192 for the nine months ended September 30, 2012 and 2011, respectively.

The fair value at the commitment and re-measurement dates for the Company’s derivative liabilities were based upon the following management assumptions:

	Commitment Date	Re-measurement Date
Expected dividends	0%	0%
Expected volatility	228% -251%	263%
Expected term:	6 months – 4 years	6 months – 5 years
Risk free interest rate	0.09% - 0.72%	0.21% - 0.80%

Note 6: Derivative Liabilities

The Company identified conversion features embedded within convertible debt, warrants and series A, preferred stock issued in 2011 and 2010 (see Notes 5 and 9). The Company has determined that the features associated with the embedded conversion option should be accounted for at fair value as a derivative liability as the Company could not determine if a sufficient number of shares would be available to settle all transactions. Additionally, at one point during 2011, the Company had received conversion notices from investors for which sufficient authorized shares were not available.

As a result of the application of ASC No. 815, the fair value of the conversion feature is summarized as follow:

Derivative liability - December 31, 2009	$-
Fair value at the commitment date for convertible instruments	473,638
Fair value mark to market adjustment	149,306
Derivative liability - December 31, 2010	622,944
Fair value at the commitment date for convertible instruments	6,590,351
Fair value at the commitment date for warrants issued	5,650,576
Fair value at the commitment date for Series A, Preferred Stock issued	293
Fair value mark to market adjustment for convertible instruments	(2,293,164)
Fair value mark to market adjustment for warrants	(2,868,818)
Fair value mark to market adjustment for Series A, Preferred Stock issued	(118)
Reclassification to additional paid in capital for financial instruments that ceased to be a derivative liability	(640,826)
Derivative liability - December 31, 2011	$7,061,238

The Company recorded the debt discount to the extent of the gross proceeds raised, and expensed immediately the remaining value of the derivative as it exceeded the gross proceeds of the note. The Company recorded a derivative expense of $4,777,654 and $93,638 for 2011 and 2010 respectively.

The fair value at the commitment and re-measurement dates for the Company’s derivative liabilities were based upon the following management assumptions as of December 31, 2011:

	Commitment Date	Re-measurement Date
Expected dividends	0%	0%
Expected volatility	150% -226%	150% -226%
Expected term:	0.02 – 5 years	0.02 – 5 years
Risk free interest rate	0.06% - 2.76%	0.09% - 0.31%

The fair value at the commitment and re-measurement dates for the Company’s derivative liabilities were based upon the following management assumptions as of December 31, 2010:

	Commitment Date	Re-measurement Date
Expected dividends	0%	0%
Expected volatility	150%	150%
Expected term:	0.75 – 3 years	0.37 – 2.92 years
Risk free interest rate	0.18% - 2.76%	0.19%

Stockholders' Deficit	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

Note 7: Stockholders’ deficit

The Company has three separate series of authorized preferred stock:

(A) Series A Convertible Preferred Stock

This class of stock has the following provisions:

·	Non-voting,
·	No rights to dividends,
·	No liquidation value, and
·	Convertible into 200 shares of common stock.

(B) Series B Preferred Stock (Related Parties)

In August 2011, the Company issued an aggregate of 51 shares of Series B Preferred Stock to two of its officers. The Company accounted for the share issuance at par value as there was no future economic value that could be associated with the issuance.

This class of stock has the following provisions:

·	Voting rights entitling the holders to an aggregate 51% voting control;
·	No rights to dividends;
·	Stated value of $0.001 per share;
·	Liquidation rights entitle the receipt of net assets on a pro-rata basis with the holders of our common stock; and
·	Non-convertible.

(C) Series C Convertible Preferred Stock

In October 2011, the Company issued 190 shares of Series C Preferred Stock, having a fair value of $190,000. Of the total shares issued, 100 shares were issued for $100,000 ($1,000/share). The remaining 90 shares were issued for services rendered having a fair value of $90,000 ($1,000/share), based upon the stated value per share. In March 2012, all 190 shares were converted into 22,353 shares of common stock at a conversion price of $0.0085 per share and a loss of $614,984.

This class of stock has the following provisions:

·	Stated Value - $1,000 per share;
·	Non-voting;
·	Liquidation rights entitle an amount equal to the stated value, plus any accrued and unpaid dividends;
·	As long as any Series C, Convertible Preferred Stock is outstanding, the Company is prohibited from executing various corporate actions without the majority consent of the holders of Series C, Convertible Preferred Stockholders authorization; and
·	Convertible at the higher of (a) $0.01 or (b) such price that is a 50% discount to market using the average of the low two closing bid prices, five days preceding conversion.

Due to the existence of an option to convert at a variable amount, the Company treated this series of preferred stock as a derivative liability due to the potential for settlement in a variable quantity of shares. Additionally, the Company computed the fair value of the derivative liability at the commitment date and re-measurement date, which was $293 and $175, respectively, using the Black-Scholes assumptions below. This transaction is analogous to a dividend with a direct charge to retained earnings.

(D) Common Stock

During the nine months ended September 30, 2012, the Company issued the following common stock:

Transaction Type	Quantity (#)	Valuation ($)	Loss on Settlement ($)	Range of Value per Share ($)
Conversion of convertible debt	246,744	950,739	61,124	2.98–8.08
Conversion of unsecured/secured debt	44,208	469,683	289,897	8.08–13.60
Forbearance of agreement terms	95,526	1,240,032	-	7.14–27.54
Cash and warrants	199,412	1,660,760	-	7.57–0.85
Executive compensation (1)	429,973	4,667,764	-	8.93
Stock issued for future services	96,823	1,001,519	-	9.78–21.25
Conversion of Series C, preferred stock to common stock	22,353	614,984	614,984	27.54
Warrant Conversions/Settlements	849,359	7,274,805	1,510,613	5.44–15.73
Total	1,984,398	17,880,286	2,476,618	2.98–27.54

(1)	Represents stock compensation earned in 2011 and issued in 2012.

The fair value of all stock issuances above is based upon the quoted closing trading price on the date of issuance, except for stock and warrants issued for cash, which is based on the cash received.

The forbearance of agreement terms represents settlement of debt and accrued liabilities and includes a valuation of $918,432 which is reduced by an $135,000 accrual and reduced by $3,932 stock issued to settle contracts for items expensed in the year ended December 31, 2011, but are treated in the current period as a non-cash settlement, which nets to $779,500 as shown in the statement of cash flows as loss on debt.

(E) Stock Options

The Company applied fair value accounting for all shares based payments awards. The fair value of each option granted is estimated on the date of grant using the Black-Scholes option-pricing model. The Black-Scholes assumptions used when the options were issued in the year ended December 31, 2010 are as follows:

Exercise price	$425.00
Expected dividends	0%
Expected volatility	74.8%
Risk fee interest rate	1.4%
Expected life of option	5 years
Expected forfeiture	0%

The following is a summary of the Company’s stock option activity:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance – December 31, 2011	1,903	$425.00	3.25 years	-
Granted	-
Exercised	-
Forfeited/Cancelled	(58)	$425.00
Balance – September 30, 2012 – outstanding	1,845	$425.00	2.5 years	-
Balance – September 30, 2012 – exercisable	1,845	$425.00	2.5 years	-
Outstanding options held by related parties – 2012	1,177
Exercisable options held by related parties – 2012	1,177

(F) Stock Warrants

All warrants issued during the nine months ended September 30, 2012 were accounted for as derivative liabilities. See Note 6.

During the nine months ended September 30, 2012, the Company entered into convertible and unsecured note agreements. As part of these agreements, the Company issued warrants to purchase 500,721 shares of common stock. The warrants vests six months after issuance and expire from July 13, 2014 through October 16, 2014, with exercise prices ranging from $10.20 - $12.75. All warrants contain anti-dilution rights, and are treated as derivative liabilities.

A summary of warrant activity for the Company for the nine months ended September 30, 2012 is as follows:

	Number of Warrants	Weighted Average Exercise Price
Outstanding – December 31, 2011	333,340	$17.00
Granted	500,721	10.20
Exercised	(37,647)	7.57
Converted	(791,423)	10.20
Balance as September 30, 2012	4,991	$32.30

Warrants Outstanding				Warrants Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price	Intrinsic Value
$10.20-$1,275.00	4,991	2.06	$32.30	89	$1,275.00	-

(G) Treasury Stock

During the nine months ended September 30, 2012, the Company repurchased 31,096 shares of its common stock for the total sum of $460,978 or an average of $14.79 per share. The Company records the value of its common stock held in treasury at cost. The Company has not cancelled or retired these shares, and they remain available for reissuance. The Company has a stock repurchase plan in place but has suspended it indefinitely.

Note 9: Stockholders’ Deficit

The Company has three separate series of authorized preferred stock:

(A) Series A, Convertible Preferred Stock

During 2010, the Company issued 19,608 shares of common stock in connection with the conversion of 83,333 shares of Series A Convertible Preferred Stock. There was no gain or loss on conversion as the transaction was accounted for at par value in connection with the reverse recapitalization in 2010. (See Note 3)

This class of stock has the following provisions:

·	Non-voting;
·	No rights to dividends;
·	No liquidation value; and
·	Convertible into 200 shares of common stock.

(B) Series B, Preferred Stock (Related Parties)

In August 2011, the Company issued an aggregate 51 shares of Series B Preferred Stock to two of its officers and directors. The Company accounted for the share issuance at par value since there was no future economic value that could be associated with the issuance.

This class of stock has the following provisions:

·	Voting rights entitling the holders to an aggregate 51% voting control;
·	Initially no rights to dividends;
·	Stated value of $0.001 per share;
·	Liquidation rights entitle the receipt of net assets on a pro-rata basis; and
·	Non-convertible.

(C) Series C, Convertible Preferred Stock

In October 2011, the Company issued 190 shares of Series C, preferred stock, having a fair value of $190,000. Of the total shares issued, 100 shares were issued for $100,000 ($1,000 /share). The remaining 90 shares were issued for services rendered having a fair value of $90,000 ($1,000 /share), based upon the stated value per share.

This class of stock has the following provisions:

·	Stated Value - $1,000 per share;
·	Non-voting;
·	Liquidation rights entitle an amount equal to the stated value, plus any accrued and unpaid dividends;
·	As long as any Series C, convertible preferred stock is outstanding, the Company is prohibited from executing various corporate actions with the majority consent of the Series C, convertible preferred stockholders authorization; and
·	Convertible at the higher of (a) $0.01 or (b) such price that is a 50% discount to market using the average of the low 2 closing bid prices, 5 days preceding conversion.

Due to the existence of an option to convert at a variable amount, the Company has applied ASC No. 815, and treated this series of preferred stock as a derivative liability due to the potential for settlement in a variable quantity of shares. Additionally, the Company computed the fair value of the derivative liability at the commitment date and remeasurement date, which was $293 and $175, respectively, using the Black-Scholes assumptions below. This transaction is analogous to a dividend with a direct charge to retained earnings.

(D) Common Stock

During the year ended December 31, 2011, the Company issued the following common stock:

Transaction Type	Quantity (#)	Valuation ($)	Range of Values Per Share ($)
Conversion of convertible debt	298,897	4,268,857	2.55–85.00
Conversion of unsecured/secured debt	47,386	857,952	42.50–51.00
Settlement of accounts payable and accrued expenses (1)	64,172	3,646,719	25.50–102.00
Extension of debt maturity date	11,030	161,250	14.45–17.00
Services – rendered	54,731	1,199,844	0.00–977.50
Cash and warrants	96,471	875,000	25.50
Services – prepaid stock compensation (2)	4,706	214,250	42.50–68.00
Cancelled shares (3)	(4,118)	-	25.50
Total	573,275	11,223,872	0.00–977.50

The fair value of all stock issuances above is based upon the quoted closing trading price on the date of issuance, except for stock issued for cash and warrants, which was based upon the cash received. Stock issued in the conversion of preferred stock was recorded at par value.

The following is a more detailed description of some of the Company’s stock issuances from the table above:

(1) Settlement of Accounts Payable and Accrued Expenses and Loss on Settlement

The Company settled $1,523,590 in accounts payable and recorded a loss on settlement of $2,123,129.

Loss on settlement of accounts payable and accrued expenses	$2,123,129
Loss on settlement of debt (Note 5)	1,739,329
Total loss on settlement	$3,862,458

(2) Prepaid Stock Compensation

The following represents the allocation of prepaid stock compensation as of December 31, 2011 and 2010:

Prepaid stock compensation – December 31, 2009	$-
Prepaid stock compensation additions during the year ended December 31, 2010	2,734,548
Amortization of prepaid stock compensation	(768,637)
Prepaid stock compensation – December 31, 2010	1,965,911
Prepaid stock compensation additions during the year ended December 31, 2011	214,250
Non cash increase in accounts payable related to future services to be paid for with common stock	100,000
Amortization of prepaid stock compensation	(1,745,705)
Prepaid stock compensation – December 31, 2011	$534,456

The agreements commenced during the periods February 2011 through July 2011 and terminate August 2011 through July 2012.

The following represents the allocation of prepaid stock compensation at December 31, 2011:

Prepaid expense that will be amortized in 2012	$534,456

(3) Cancelled Shares

The Company cancelled 4,118 shares during the year ended December 31, 2011, valued at par ($0.001). The Company has disputed the issuance of these shares due to non-performance by a consultant. These shares were originally issued in 2010 as a component of stock issued for services rendered.

During the year ended December 31, 2010, the Company issued the following common stock:

Transaction Type	Quantity (#)	Valuation ($)	Range of Values Per Share ($)
Reverse recapitalization	30,673	(25,107)	-
Conversion of preferred stock	19,608	-	0.85
Conversion of convertible debt	9,070	1,033,500	42.50–569.50
Settlement of accounts payable (1)	10,606	433,400	42.50–357.00
Settlement of notes payable (2)	4,901	1,191,064	42.50–467.50
Settlement of notes payable – officer	8,426	358,077	42.50
Cash and warrants – net of payment in recapitalization of ($25,107)	4,904	1,528,676	229.50-425.00
Services – rendered	26,421	4,554,615	42.50–986.00
Services – rendered – officers (bonus)	11,765	5,300,000	450.50
Services – prepaid stock compensation (5)	12,407	2,734,548	51.00–986.00
Contract settlement (3)	602	100,000	170.00
Extension of debt maturity date (4)	153	95,500	518.50–977.50
Secured debt offering	59	30,500	518.50
Total	139,595	17,334,773	Range: 0.85–986.00

The fair value of all stock issuances above is based upon the quoted closing trading price on the date of issuance, except for stock issued for cash and warrants, which was based upon the cash received. Stock issued in the conversion of preferred stock was recorded at par value.

The following is a more detailed description of some of the Company’s stock issuances from the table above:

(1)	Settlement of Accounts Payable and Loss on Settlement
Of the total shares issued to settle accounts payable, the Company issued 10,505 shares of common stock having a fair value of $400,000 ($38.25/share), based upon the quoted closing trading price. The Company settled $375,000 in accounts payable, paid a fee of $25,000, and recorded a loss on settlement of $112,500. The Company also paid cash to settle accounts payable of $84,715 and recorded a gain on settlement, as a result, the Company has recorded a total net loss on settlement of accounts payable of $27,785.

(2)	Settlement of Notes payable
In connection with the stock issued to settle notes payable, the Company issued 2,313 shares of common stock having a fair value of $1,081,064 ($467.50/share), based upon the quoted closing trading price. The Company settled $678,325 in notes payable and recorded a loss on settlement of $402,739.

(3)	Contract Settlement
In connection with litigation (See Note 8), the Company issued stock that has been accounted for as a settlement expense and a component of other expense.

(4)	Extension of Debt Maturity
The Company issued stock to extend the maturity date of certain notes and recorded additional interest expense.

(5)	Prepaid Stock Compensation
The agreements commenced during the periods March – December 2010 and terminate during the periods March 2011 through November 2012. Prepaid stock compensation is included as a component of prepaid and other current and long term assets.

(E) Stock Options

On February 1, 2010, the Company’s board of directors and stockholders approved the 2010 Stock Incentive Plan (“2010 Plan”). The 2010 Plan allows the Company to grant incentive stock options, non-qualified stock options, restricted stock awards, restricted stock units and stock appreciation rights to key employees and directors of the Company or its subsidiaries, consultants, advisors and service providers. Any stock option granted in the form of an incentive stock option will be intended to comply with the requirements of Section 422 of the Internal Revenue Code of 1986, as amended. Only stock options granted to employees qualify for incentive stock option treatment. No incentive stock option shall be granted after February 1, 2020, which is 10 years from the date the 2010 Plan was initially adopted. A stock option may be exercised in whole or in installments, which may be cumulative. Shares of common stock purchased upon the exercise of a stock option must be paid for in full at the time of the exercise in cash or such other consideration determined by the compensation committee. Payment may include tendering shares of common stock or surrendering of a stock award, or a combination of methods.

The 2010 Plan will be administered by the compensation committee. The compensation committee has full and exclusive power within the limitations set forth in the 2010 Plan to make all decisions and determinations regarding the selection of participants and the granting of awards; establishing the terms and conditions relating to each award; adopting rules, regulations and guidelines; and interpreting the 2010 Plan. The Compensation Committee will determine the appropriate mix of stock options and stock awards to be granted to best achieve the objectives of the Plan. The 2010 Plan may be amended by the Board or the compensation committee, without the approval of stockholders, but no such amendments may increase the number of shares issuable under the 2010 Plan or adversely affect any outstanding awards without the consent of the holders thereof. The total number of shares that may be issued shall not exceed 5,883, subject to adjustment in the event of certain recapitalizations, reorganizations and similar transactions.

On April 2, 2010, the Company issued 3,256 stock options, having a fair value of $630,990, which was expensed immediately since all stock options vested immediately. These options expire on April 2, 2015.

The Company applied fair value accounting for all share based payment awards. The fair value of each option granted is estimated on the date of grant using the Black-Scholes option-pricing model. The Black-Scholes assumptions used in the year ended December 31, 2010 is as follows:

Exercise price	$425.00
Expected dividends	0%
Expected volatility	74.8%
Risk fee interest rate	1.4%
Expected life of option	2.5 years
Expected forfeitures	0%

The following is a summary of the Company’s stock option activity for the years ended December 31, 2011, 2010 and 2009:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (year)	Aggregate Intrinsic Value
Balance – December 31, 2009	-	-	-	-
Granted	3,256	425.00	4.25
Exercised	-	-	-
Forfeited/Cancelled	-	-	-
Outstanding, December 31, 2010	3,256	425.00	4.25	-
Granted	-
Exercised	-
Forfeited/Cancelled	(1,353)	425.00
Outstanding, December 31, 2011 – outstanding	1,903	425.00	3.25	-
Outstanding, December 31, 2011 – exercisable	1,903	425.00	3.25	-

Grant date fair value of options granted – 2010		630,990
Weighted average grant date fair value – 2010		425.00

Outstanding options held by related parties – 2011	2,353
Exercisable options held by related parties – 2010	2,353
Outstanding options held by related parties – 2011	1,177
Exercisable options held by related parties – 2011	1,177

(F) Stock Warrants

During 2010, the Company issued 883 five-year warrants, with a weighted average exercise price of $17.85/share.

All warrants issued during 2011 were accounted for as derivative liabilities. See Note 6.

During 2011, the Company entered into convertible and unsecured note agreements. As part of these agreements, the Company issued warrants to purchase 191,045 shares of common stock. Each warrant vests six month after issuance and expire July 14, 2013 – June 28, 2016, with exercise prices ranging from $12.75 - $51.00.

During 2011, the Company issued 141,412 warrants for services performed. The warrants have a vesting range of immediate to six months after issuance and expire February 28, 2014 – April 15, 2016, with exercise prices ranging from $1.70 - $85.00. The value of the warrants, $1,989,982, calculated using the below black-scholes assumptions, was expensed as compensation with the offset being recorded to derivative liabilities, since the Company applied the provisions of ASC No. 815, pertaining to the potential settlement in a variable amount of shares.

A summary of warrant activity for the Company for the year ended December 31, 2010 and for the year ended December 31, 2011 is as follows:

	Number of Warrants	Weighted Average Exercise Price
Balance at December 31, 2009	-	-
Granted	883	$1,275.00
Exercised	-	-
Forfeited	-	-
Balance as December 31, 2010	883	1,275.00
Granted	332,457	17.00
Exercised	-	-
Forfeited	-	-
Balance as December 31, 2011	333,340	$17.00

Warrants Outstanding				Warrants Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price	Intrinsic Value
$10.20-$1,275.00	333,340	2.85	$17.85	72,584	$35.70	875,000

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

Note 7: Income Taxes

Income taxes are provided for the tax effects of transactions reported in the financial statements and consist of taxes currently due. Deferred taxes relate to differences between the basis of assets and liabilities for financial and income tax reporting which will be either taxable or deductible when the assets or liabilities are recovered or settled.

At December 31, 2011, the Company has a net operating loss carry-forward of approximately $16,355,000 available to offset future taxable income expiring through 2031. Utilization of future net operating losses may be limited due to potential ownership changes under Section 382 of the Internal Revenue Code.

The valuation allowance at December 31, 2010 was $2,495,000. The net change in valuation allowance during the year ended December 31, 2011 was an increase of approximately $6,075,000. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred income tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based on consideration of these items, management has determined that enough uncertainty exists relative to the realization of the deferred income tax asset balances to warrant the application of a full valuation allowance as of December 31, 2011.

The effects of temporary differences that gave rise to significant portions of deferred tax assets at December 31, 2011 and 2010 are approximately as follows:

	December 31, 2011	December 31, 2010

Net operating loss carry forward	$6,061,000	$1,986,000
Amortization of debt discount and debt issue costs	1,465,000	465,000
Stock options and warrants	971,000	0
Bad debt	73,000	44,000
Valuation allowance	(8,570,000)	(2,495,000)
Net deferred tax asset	$-	$-

There was no income tax expense for the year ended December 31, 2011 and 2010 due to the Company’s net losses.

The Company’s tax expense differs from the “expected” tax expense for the years ended December 31, 2011 and 2010, (computed by applying the Federal Corporate tax rate of 34% to loss before taxes and 4.63% for Colorado State Corporate Taxes, the blended rate used was 37.1%), are approximately as follows:

	December 31,
	2011	2010
Federal tax benefit at statutory rate	$(7,916,000)	$(6,216,000)
State tax benefit – net of federal tax effect	(501,000)	(888,000)
Derivative expense	1,625,000	35,000
Change in fair value of derivative liability	(1,755,000)	55,000
Loss on settlement of accounts payable	1,313,000	161,000
Non-deductible stock compensation	1,091,000	4,354,000
Other non-deductible expenses	68,000	4,000
Change in valuation allowance	6,075,000	2,495,000
Income tax benefit	-	-

Committments, Contingencies and Other Matters	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

Note 8: Commitments, Contingencies and Other Matters

(A) Operating Lease

The Company has various non-cancelable leases with terms expiring through 2015.

Future minimum annual lease payments for the above leases are approximately as follows:

Years Ending December 31,

2012 (3 months)	$78,655
2013	357,431
2014	400,946
2015	304,542
Total minimum lease payments	$1,141,575

Rent expense for the nine months ended September 30, 2012 and 2011, was $231,560 and $116,402, respectively.

(B) Legal Matters

From time to time, the Company is or may become involved in various legal proceedings that arise in the ordinary course of business or otherwise. Legal proceedings are subject to inherent uncertainties as to timing, outcomes, costs, expenses and time expenditures by the Company’s management and others on behalf of the Company. Although there can be no assurance, based on information currently available the Company’s management believes that the outcome of legal proceedings that are pending or threatened against the Company will not have a material effect on the Company’s financial condition. However, the outcome of any of these matters is neither probable nor reasonably estimable.

As of September 30, 2012, the Company was a party defendant in the following legal proceedings, each of which the Company: (a) believes is without merit; and (b) intends to defend vigorously:

·	Environmental Research Center v. MusclePharm LLC, et al., Los Angeles Superior Court, California. Date instituted: February 4, 2011. Plaintiff Environmental Research Center (“ERC”) filed notices of intent to commence litigation against over 200 sports nutrition and dietary supplement companies in the United States and Canada, including the Company. ERC alleges violations of California’s Proposition 65.

·	William Bossung and Bishop Equity Partners LLC v. MusclePharm Corporation, Clark County, Nevada District Court. Date instituted: January 17, 2012. Plaintiff alleges that additional monetary payments are due in respect of a settlement for outstanding warrants.

As of September 30, 2012, the Company was a party plaintiff in the following legal matters:

·	MusclePharm Corporation v. Swole Sports Nutrition, LLC, United States District Court for the Southern District of Florida. Date instituted: March 15, 2012. The Company filed this action for trademark infringement against after the Defendant started marketing and selling a dietary supplement named “Turbo Shred”. The Company has sold “Shred Matrix” since April 2, 2008, and the mark “MusclePharm Shred Matrix” was granted registration by the USPTO on September 21, 2010.

(C) Payroll Taxes

As of September 30, 2012, accounts payable and accrued expenses included $159,165 pertaining to accrued payroll taxes. The taxes represent employee withholdings that have yet to be remitted to the taxing agencies.

Included in the $159,165 is an amount due prior to the Company becoming a publicly traded company in February 2010, when the Company existed as an LLC, which at that time had accrued payroll taxes/penalties and interest of approximately $53,000.

(D) Product Liability

As a manufacturer of nutritional supplements and other consumer products that are ingested by consumers, the Company may be subject to various product liability claims. Although we have not had any material claims to date, it is possible that current and future product liability claims could have a material adverse effect on our business or financial condition, results of operations or cash flows. The Company currently maintains product liability insurance with a deductible/retention of $10,000 per claim with an aggregate cap on retained loss of $5,000,000. At September 30, 2012 the Company had not recorded any accruals for product liabilities.

Note 8: Commitments, Contingencies and other matters

(A) Operating Lease

In August 2010, the Company leased office space under a non-cancelable operating lease, expiring in December 2015.

Future minimum annual rental payments for the years ended December 31, are approximately as follows:

2012	$86,000
2013	92,000
2014	98,000
2015	105,000
Total minimum lease payments	$381,000

Rent expense for the years ended December 31, 2011 and 2010 was $154,155 and $138,357, respectively.

(B) Factoring Agreement

In April 2010, the Company entered into a factoring agreement and sold its accounts receivable. During 2010, the Company was subject legal proceedings with the factor, as a result of the Company’s customers not remitting funds directly to the factor. At December 31, 2010, the Company no longer factored its accounts receivable.

A settlement, of $96,783, was reached. During 2010, the Company repaid $25,000, leaving a balance of $71,783 due to factor. In 2011, the Company paid $10,000.

On February 28, 2011, the remaining $65,930, inclusive of fees and interest, was settled with the issuance of 2,574 shares of common stock, having a fair value of $131,206 ($51.00/share), based upon the quoted closing trading price. The Company recorded a loss on settlement of accounts payable $65,330.

(C) Legal Matters

From time to time, the Company may become involved in various lawsuits and legal proceedings, which arise in the ordinary course of business. However, litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise that may harm its business. The Company is party to the following legal matters as of December 31, 2011:

·	Plaintiff alleges the Company use of Creatine Nitrate in product infringed on a patent held by the Plaintiff. The Company believes the Plaintiffs case is without merit.

·	Plaintiff alleges the Company’s use of the tagline “Train like an unchained beast” infringes on their mark “Beast” for dietary supplements. Plaintiff’s primary goal is not damages, but rather that the Company cease using the tagline. Settlement discussions are ongoing in this case and the Company intends to defend its position.

·	Plaintiff has filed notices of intent to commence litigation on over 200 sports nutrition and dietary supplement companies in the US and Canada, including the Company. Plaintiff alleges violations of California’s Proposition 65. The Company considers this case without merit and merely an attempt by a commercial plaintiff to pressure settlements. Plaintiff conveyed a settlement offer in the amount of $121,500 to which the Company has not yet responded. The Company has recorded an accrual in the amount of $121,500 as of December 31, 2011.

·	Beginning in October 2009, the Company engaged in various business dealings regarding the manufacturing, sale and distribution of products with Fit Foods Manufacturing, Ltd. and Fit Foods Distribution, Inc. Jointly, “Fit Foods”). MusclePharm and Fit Foods subsequently became involved in a business dispute regarding their respective obligations and filed claims against each other in District Court. The Parties settled their dispute on December 22, 2010. The Company issued 16,456 shares of common stock having a fair value of $676,980 ($40.80/share), based upon the quoted closing trading price which settled outstanding accounts payable of $333,666, resulting in a loss on settlement of $343,314 All settlement payments have been made and the case was dismissed on July 1, 2011.

(D) Payroll Taxes

As of December 31, 2011 and 2010, accounts payable and accrued expenses included approximately $168,000 and $367,860, respectively, pertaining to accrued payroll taxes. The taxes represent employee withholdings that have yet to be remitted to the taxing agencies.

Defined Contribution Plan	9 Months Ended
Sep. 30, 2012
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]

Note 9: Defined Contribution Plan

The Company established a 401(k) Plan (the “401(k) Plan”) for eligible employees of the Company. Generally, all employees of the Company who are at least twenty-one years of age and who have completed one year of entry service are eligible to participate in the 401(k) Plan. The 401(k) Plan is a defined contribution plan that provides that participants may make voluntary salary deferral contributions, on a pretax basis, of up to $17,000 for 2012 (subject to make-up contributions) in the form of voluntary payroll deductions. The Company may make discretionary contributions. During the nine months ended September 30, 2012 and 2011 the Company’s matching contribution was $34,313 and none, respectively.

Restricted Cash	9 Months Ended
Sep. 30, 2012
Restricted Cash and Investments [Abstract]
Restricted Assets Disclosure [Text Block]

Note 10: Restricted Cash

A restricted fund was established in compliance with the unsecured debt agreements. The restricted fund at September 30, 2012 has a balance of $74,202. This fund is used to pay principal and interest for some of the unsecured debt agreements which had a principal balance of $3,991,209 out of the total unsecured debt referenced in Note 5 of $4,041,809 as of September 30, 2012. Ten percent of all cash receipts from operations are put into this fund under the terms of the debt agreement.

Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Note 11: Subsequent Events

Common Stock Issuances

In October 2012, the Company issued 8,867 shares of common stock as payment to contractors for contracts valued at approximately $46,000.

In October 2012, the Company issued 7,059 shares of common stock to settle a contract dispute with a vendor valued at approximately $40,200.

In October 2012, the Company issued 8,945 shares of common stock pursuant to agreements with certain note holders to defer principal and interest payments for up to three months.

Note 10: Subsequent Events

(A) Common Stock

On March 26, 2012, the Company increase the Company’s authorized common stock from 1,000,000,000 shares to 2,500,000,000 shares.

During the 1st quarter of 2012, the Company issued 23,530 shares of common stock to an officer, having a fair value of $280,000 ($11.90/share), based upon the quoted closing trading price.

(B) Warrants

During the 1st quarter of 2012, the Company issued 37,648 shares of common stock for $285,760 ($7.59/share) in connection with the exercise of warrants.

(C) Debt, Debt Conversion and Warrants

Notes

During the 1st quarter of 2012, the Company executed notes payable and received net proceeds of $3,061,000. The notes are unsecured, bear interest at 15% and mature 18 months from issuance. In connection with this debt issuance, the Company granted 283,677, 2.5 year warrants, with exercise prices ranging from $10.20/share - $12.75/share, and vest 6 months from grant.

Convertible Notes

During the first quarter of 2012, the Company executed convertible notes for $519,950 resulting in net cash proceeds of $489,950, ($30,000 paid as debt issue costs). The notes mature between 6 months – 1 year. The notes bear interest ranging from 8% - 10%, with default interest rates ranging from 20% - 24%.

These notes may be convertible as follows, depending upon the terms of each issuance:

•	35% of the average, 3 lowest trading days, prior to the 10 days before conversion;
•	62% of the lowest trading price during the 7 days before conversion; and
•	65% of the lowest trading price during the 30 days before conversion

Debt Conversions

During the 1st quarter of 2012, the Company settled $2,443,214 of secured convertible debt, unsecured debt and accrued interest with the payment of $2,895,576 and the issuance of 314,481 shares of common stock. In addition, all related 69,379 warrants were cancelled. As a result of the debt conversion and cancellation of warrants, all associated derivative liabilities underlying these instruments cease to exist.

During the 1st quarter of 2012, the Company repurchased 17,110 shares of common stock from an investor for $230,400 ($13.43/share). The Company has paid $100,000; the balance will be paid in the 2nd quarter of 2012. In connection with the repurchase, the Company has accounted for this transaction in accordance with ASC 505-30, “treasury stock”.

Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Use of Estimates, Policy [Policy Text Block]

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate could change in the near term due to one or more future non-conforming events. Accordingly, the actual results could differ significantly from estimates.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate could change in the near term due to one or more future non-conforming events. Accordingly, the actual results could differ significantly from estimates.

Consolidation, Policy [Policy Text Block]	Principles of Consolidation All intercompany accounts and transactions have been eliminated in consolidation.	Principles of Consolidation All inter-company accounts and transactions have been eliminated in consolidation.
Risks and Uncertainties [Policy Text Block]

Risks and Uncertainties

The Company operates in an industry that is subject to rapid change and intense competition. The Company’s operations will be subject to significant risk and uncertainties including financial, operational, technological, regulatory, industry adverse publicity and other risks, including the potential risk of business failure.

Risks and Uncertainties

The Company operates in an industry that is subject to rapid change and intense competition. The Company's operations will be subject to significant risk and uncertainties including financial, operational, technological, regulatory and other risks, including the potential risk of business failure.

Cash and Cash Equivalents, Policy [Policy Text Block]

Cash and Cash Equivalents

The Company considers all highly liquid instruments purchased with an original maturity of three months or less and money market accounts to be cash equivalents. At September 30, 2012 and December 31, 2011, respectively, the Company had no cash equivalents.

Cash and Cash Equivalents

The Company considers all highly liquid instruments purchased with an original maturity of three months or less and money market accounts to be cash equivalents.  At December 31, 2011 and 2010, the Company had no cash equivalents.

The Company minimizes its credit risk associated with cash by periodically evaluating the credit quality of its primary financial institution. The balance at times may exceed federally insured limits.  At December 31, 2011 there was one account that had a balance that exceeded the federally insured limit by approximately $378,000. In 2010, there were no balances that exceeded the federally insured limit.

Accounts Receivable and Allowance For Doubtful Accounts [Policy Text Block]

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable represents trade obligations from customers that are subject to normal trade collection terms. The accounts receivable are sent directly to the Company’s third party manufacturer and netted with any outstanding liabilities to the manufacturer. Liabilities to the manufacturer totaled $5,484,759 at September 30, 2012 and are included in accounts payable and accrued liabilities. The Company periodically evaluates the collectability of its accounts receivable and considers the need to establish an allowance for doubtful accounts based upon historical collection experience and specific customer information. Accordingly, the actual amounts could vary from the recorded allowances. There is also a review of customer discounts at the period end and an accrual made for discounts earned but not yet received by quarter end.

The Company does not charge interest on past due receivables. Receivables are determined to be past due based on the payment terms of the original invoices. Accounts receivable consisted of the following at September 30, 2012 and December 31, 2011:

	As of September 30, 2012	As of December 31, 2011
Accounts receivable	$5,542,797	$2,766,776
Less: allowance for discounts	(1,391,781)	-
Less: allowance for doubtful accounts	(113,144)	(197,684)
Accounts receivable – net	$4,037,872	$2,569,092

At September 30, 2012 and December 31, 2011, the Company had the following concentrations of accounts receivable with significant customers:

Customer	As of September 30, 2012	As of December 31, 2011
A	48%	36%
B	1%	12%
C	2%	10%
D	4%	7%

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable represent trade obligations from customers that are subject to normal trade collection terms. The Company periodically evaluates the collectability of its accounts receivable and considers the need to establish an allowance for doubtful accounts based upon historical collection experience and specific customer information. Accordingly, the actual amounts could vary from the recorded allowances.

The Company does not charge interest on past due receivables. Receivables are determined to be past due based on the payment terms of the original invoices.

Accounts receivable at December 31, 2011 and 2010 were as follows:

Accounts receivable	$2,766,776	$542,863
Less: allowance for doubtful accounts	(197,684)	(116,102)
Accounts receivable – net	$2,569,092	$426,761

As of December 31, 2011 and 2010, the Company had the following concentrations of accounts receivable with customers:

Customer	2011	2010
A	36%	24%
B	12%	2%
C	10%	-%
D	7%	40%
E	5%	11%

Inventory, Policy [Policy Text Block]	Inventory Inventories are maintained using the average cost method and solely relate to the product in the Canadian facility.
Prepaid Sponsorship Fees [Policy Text Block]	Prepaid Sponsorship Fees Prepaid sponsorship fees represents fees paid in connection with future advertising to be received.
Property, Plant and Equipment, Policy [Policy Text Block]

Property and Equipment

Property and equipment are stated at cost and depreciated to their estimated residual value over their estimated useful lives. When assets are retired or otherwise disposed of, the assets and related accumulated depreciation are relieved from the accounts and the resulting gains or losses are included in operating income in the statements of operations. Repairs and maintenance costs are expensed as incurred. Depreciation is provided using the straight-line method for all property and equipment.

Property and Equipment

Property and equipment are stated at cost and depreciated to their estimated residual value over their estimated useful lives. When assets are retired or otherwise disposed of, the assets and related accumulated depreciation are relieved from the accounts and the resulting gains or losses are included in operating income in the statements of operations. Repairs and maintenance costs are expensed as incurred. Depreciation is provided using the straight-line method for all property and equipment.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]

Long-Lived Assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances, such as service discontinuance or technological obsolescence, indicate that the carrying amount of the long-lived asset may not be recoverable. When such events occur, the Company compares the carrying amount of the asset to the undiscounted expected future cash flows related to the asset. If the comparison indicates that impairment is present, the amount of the impairment is calculated as the difference between the excess of the carrying amount over the fair value of the asset. If a readily determinable market price does not exist, fair value is estimated using discounted expected cash flows attributable to the asset. During the nine months ended September 30, 2012 and 2011, the Company recorded no impairment expense.

Long-Lived Assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances, such as service discontinuance or technological obsolescence, indicate that the carrying amount of the long-lived asset may not be recoverable. When such events occur, the Company compares the carrying amount of the asset to the undiscounted expected future cash flows related to the asset. If the comparison indicates that impairment is present, the amount of impairment is calculated as the difference between the excess of the carrying amount over the fair value of the asset. If a readily determinable market price does not exist, fair value is estimated using discounted expected cash flows attributable to the asset.

Fair Value of Financial Instruments, Policy [Policy Text Block]

Fair Value of Financial Instruments

The Company measures assets and liabilities at fair value based on an expected exit price which represents the amount that would be received on the sale of an asset or paid to transfer a liability, as the case may be, in an orderly transaction between market participants. As such, fair value may be based on assumptions that market participants would use in pricing an asset or liability. The authoritative guidance on fair value measurements contains a consistent framework for measuring fair value on either a recurring or nonrecurring basis whereby inputs, used in valuation techniques, are assigned a hierarchical level.

The following are the hierarchical levels of inputs to measure fair value:

·	Level 1: Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
·	Level 2: Inputs reflect quoted prices for identical assets or liabilities in markets that are not active; quoted prices for similar assets or liabilities in active markets; inputs other than quoted prices that are observable for the assets or liabilities; or inputs that are derived principally from or corroborated by observable market data by correlation or other means.
·	Level 3: Unobservable inputs reflecting the Company’s assumptions incorporated in valuation techniques used to determine fair value. These assumptions are required to be consistent with market participant assumptions that are reasonably available.

The following are the major categories of liabilities measured at fair value on a recurring basis as of September 30, 2012 and December 31, 2011, using quoted prices in active markets for identical liabilities (Level 1); significant other observable inputs (Level 2); and significant unobservable inputs (Level 3):

	As of September 30, 2012	As of December 31, 2011

Derivative liabilities (Level 2)	$24,889	$7,061,238

The Company’s financial instruments consisted primarily of accounts receivable, prepaids, accounts payable and accrued liabilities, debt and customer deposits. The Company’s debt approximates fair value based upon current borrowing rates available to the Company for debt with similar maturities. The carrying amounts of the Company’s financial instruments generally approximated their fair values as of September 30, 2012 and December 31, 2011, respectively, due to the short-term nature of these instruments.

Fair Value of Financial Instruments

The Company measures assets and liabilities at fair value based on an expected exit price as defined by the authoritative guidance on fair value measurements, which represents the amount that would be received on the sale of an asset or paid to transfer a liability, as the case may be, in an orderly transaction between market participants. As such, fair value may be based on assumptions that market participants would use in pricing an asset or liability. The authoritative guidance on fair value measurements establishes a consistent framework for measuring fair value on either a recurring or nonrecurring basis whereby inputs, used in valuation techniques, are assigned a hierarchical level.

The following are the hierarchical levels of inputs to measure fair value:

·	Level 1: Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

·	Level 2: Inputs reflect quoted prices for identical assets or liabilities in markets that are not active; quoted prices for similar assets or liabilities in active markets; inputs other than quoted prices that are observable for the assets or liabilities; or inputs that are derived principally from or corroborated by observable market data by correlation or other means.

·	Level 3: Unobservable inputs reflecting the Company’s assumptions incorporated in valuation techniques used to determine fair value. These assumptions are required to be consistent with market participant assumptions that are reasonably available.

The following are the major categories of liabilities measured at fair value on a recurring basis as of December 31, 2011 and 2010, using quoted prices in active markets for identical liabilities (Level 1); significant other observable inputs (Level 2); and significant unobservable inputs (Level 3):

		2011	2010
Derivative liabilities	Level 2	$7,061,238	$622,944

The Company's financial instruments consisted primarily of accounts receivable, prepaids, accounts payable and accrued liabilities, derivative liabilities and debt. The carrying amounts of the Company's financial instruments generally approximated their fair values as of December 31, 2011 and 2010, respectively, due to the short-term nature of these instruments.

Revenue Recognition Accounting Policy, Gross and Net Revenue Disclosure [Policy Text Block]

Revenue Recognition

The Company records revenue when all of the following have occurred: (1) persuasive evidence of an arrangement exists, (2) product has been shipped or delivered, (3) the sales price to the customer is fixed or determinable, and (4) collectability is reasonably assured.

Depending on individual customer agreements, sales are recognized either upon shipment of products to customers or upon delivery. For all of our Canadian sales, which represent 2% of total sales, recognition occurs upon shipment, and for one of our largest domestic customers (See customer “B” below under concentrations), which represents 10% of our total revenue for the nine months ended September, 2012 and 2011, revenue is recognized upon delivery.

The Company has determined that advertising related credits that are granted to customers fall within the guidance of ASC No. 605-50-55 (“Revenue Recognition” – Customer Payments and Incentives – Implementation Guidance and Illustrations). The guidance indicates that, absent evidence of benefit to the vendor, appropriate treatment requires netting these types of payments against revenues and not expensing as advertising expense.

The Company records store support, giveaways, sales allowances and discounts as a direct reduction of sales.

Sales for the three and nine months ended September 30, 2012 and 2011 were as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Sales	$20,627,691	$5,811,685	$58,799,563	$13,321,274

Discounts	(2,053,965)	(1,368,114)	(8,235,817)	(2,446,025)

Sales – Net	$18,573,726	$4,443,571	$50,563,746	$10,875,249

The Company has an informal seven day right of return for products. There were nominal returns for the three and nine months ended September 30, 2012 and 2011.

For the nine months ended September 30, 2012 and 2011, the Company had the following concentrations of revenues with significant customers:

	Nine Months Ended September 30,
Customer	2012	2011
A	39%	39%
B	10%	13%

Revenue Recognition

The Company records revenue when all of the following have occurred: (1) persuasive evidence of an arrangement exists, (2) product has been shipped or delivered by the third party manufacturer, (3) the sales price to the customer is fixed or determinable, and (4) collectability is reasonably assured.

Depending on individual customer agreements, sales are recognized either upon shipment of products to customers or upon delivery. For one of our largest customers, which represent 14% of total revenue in 2011, revenue is recognized upon delivery.

The Company has determined that advertising related credits that were granted to customers fell within the guidance of ASC No. 605-50-55 (“ Revenue Recognition” – Customer Payments and Incentives – Implementation Guidance and Illustrations) . The guidance indicates that, absent evidence of benefit to the vendor, appropriate treatment requires netting these types of payments against revenues and not expensing as advertising expense.

The Company records store support, give aways, sales allowances and discounts as a direct reduction of sales. The Company recorded reductions to gross revenues totaling approximately $4,000,000 and $1,000,000 for the years ended December 31, 2011 and 2010, respectively.

The Company grants volume incentive rebates to certain customers based on contractually agreed percentages ranging from 2.5% - 5.5% as a percentage of sales once a certain threshold has been met. The credits are recorded as a direct reduction to sales. Included in the reductions to revenues above are volume incentive rebates. Total volume incentive rebates granted for the years ended December 31, 2011 and 2010 were approximately $500,000 and $0, respectively.

The Company has an informal 7-day right of return for products. There were nominal returns in 2011 and 2010.

During the years ended December 31, 2011 and 2010, the Company had the following concentrations of revenues with customers:

Customer	2011	2010
A	41%	45%
B	14%	7%
C	-%	15%

The Company does not manufacture or physically hold any inventory. Inventory is held and distributed by the Company’s third party manufacturer.

Licensing Income and Royalty Revenue [Policy Text Block]

Licensing Income and Royalty Revenue

On May 5, 2011, the Company granted an exclusive indefinite license to market, manufacture, design and sell the Company’s existing apparel line. The licensee paid an initial fee of $250,000 in June 2011, and will pay the Company a 10% net royalty based on its net income at the end of each fiscal year. To date, no royalty revenue has been earned by the Company.

Licensing Income and Royalty Revenue

On May 5, 2011, the Company granted an exclusive indefinite term license to a third party for $250,000. The licensee may market, manufacture, design and sell the Company’s existing apparel line. The licensee will pay the Company a 10% net royalty based on its net income at the end of each fiscal year. To date, no royalty revenue has been earned.

Cost of Sales, Policy [Policy Text Block]	Cost of Sales Cost of sales represents costs directly related to the production, manufacturing and freight of the Company’s products.

Cost of Sales

Cost of sales represents costs directly related to the production and third party manufacturing of the Company’s products.

In 2011, cost of sales increased due to a reclassification from advertising expense in the amount of $374,454.

Shipping and Handling Cost, Policy [Policy Text Block]

Shipping and Handling

Domestic product sold is shipped directly to the customer from our manufacturer. Costs associated to the shipments are recorded in cost of sales. For Canadian sales, the product is shipped from our Canadian warehouse to our customers. Costs associated with the shipments are recorded as shipping.

Shipping and Handling

Product sold is typically shipped directly to the customer from the manufacturer.  Any freight billed to customers is offset against shipping costs and included in cost of sales.

Freight billed to customers for the years ended December 31, 2011 and 2010 was $309,690 and $71,983, respectively.

Advertising Costs, Policy [Policy Text Block]

Advertising

The Company expenses advertising costs when incurred.

Advertising expense for the three months and nine months ended September 20, 2012 and 2011 were as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011

Advertising	$2,599,691	$1,272,969	$6,576,531	$3,468,202

Advertising

The Company expenses advertising costs when incurred.

Advertising for the years ended December 31, 2011 and 2010 are as follows:

	Year Ended December 31, 2011 As Restated	Adjustments	Year Ended December 31, 2011 As Issued	Year Ended December 31, 2010 As Restated	Adjustments	Year Ended December 31, 2010 As Issued

Advertising	$5,241,585	$(4,000,156)	$9,241,741	$6,240,347	$(844,608)	$7,084,955

See discussion of restatement.

Income Tax, Policy [Policy Text Block]

Income Taxes

Through February 18, 2010, the Company was taxed as a pass-through entity (LLC) under the Internal Revenue Code and was not subject to federal and state income taxes; accordingly, no provision was made. The financial statements reflect the LLC’s transactions without adjustment, if any, required for income tax purposes for the period ended February 18, 2010. In computing the expected tax benefit, the Company reflected a net loss of $23,280,950 in the year ended December 31, 2011 and $19,169,454 for the period from February 18, 2010 to December 31, 2010.

In 2011, and the period from February 18, 2010 through December 31, 2010, income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, operating loss and tax credit carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Beginning with the adoption of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes , (included in FASB ASC Subtopic 740-10, Income Taxes — Overall ), the Company recognizes the effect of income tax positions only if those positions are more likely than not to be sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely to be realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

The Company records interest and penalties related to unrecognized tax benefits in income tax expense. There were none for the years ended December 31, 2011 and 2010.

Beneficial Conversion Feature [Policy Text Block]

Beneficial Conversion Feature

For conventional convertible debt where the rate of conversion is below market value, the Company records a “beneficial conversion feature” (“BCF”) and related debt discount.

When the Company records a BCF, the relative fair value of the BCF is recorded as a debt discount against the face amount of the respective debt instrument. The discount is amortized to interest expense over the life of the debt.

Beneficial Conversion Feature

For conventional convertible debt where the rate of conversion is below market value, the Company records a "beneficial conversion feature" ("BCF") and related debt discount.

When the Company records a BCF, the relative fair value of the BCF is recorded as a debt discount against the face amount of the respective debt instrument. The discount is amortized to interest expense over the life of the debt.

Derivatives, Policy [Policy Text Block]

Derivative Liabilities

Fair value accounting requires bifurcation of embedded derivative instruments such as conversion features in convertible debt or equity instruments, and measurement of their fair value. In determining the appropriate fair value, the Company uses the Black-Scholes option-pricing model. In assessing the convertible debt instruments, management determines if the convertible debt host instrument is conventional convertible debt and further if there is a beneficial conversion feature requiring measurement. If the instrument is not considered conventional convertible debt, the Company continues its evaluation process of these instruments as derivative financial instruments.

Once derivative liabilities are determined, they are adjusted to reflect fair value at the end of each reporting period. Any increase or decrease in the fair value is recorded in results of operations as an adjustment to fair value of derivatives. In addition, the fair value of freestanding derivative instruments such as warrants, are also valued using the Black-Scholes option-pricing model. Once a derivative liability ceases to exist any remaining fair value is reclassified to additional paid in capital.

Derivative Liabilities

Fair value accounting requires bifurcation of embedded derivative instruments, such as ratchet provisions or conversion features in convertible debt or equity instruments, and measurement of their fair value. In determining the appropriate fair value, the Company uses the Black-Scholes option-pricing model. In assessing the convertible debt instruments, management determines if the convertible debt host instrument is conventional convertible debt and further if there is a beneficial conversion feature requiring measurement. If the instrument is not considered conventional convertible debt, the Company will continue its evaluation process of these instruments as derivative financial instruments.

Once derivative liabilities are determined, they are adjusted to reflect fair value at the end of each reporting period. Any increase or decrease in the fair value is recorded in results of operations as an adjustment to fair value of derivatives. In addition, the fair value of freestanding derivative instruments such as warrants, are also valued using the Black-Scholes option-pricing model.

Debt Issue Costs and Debt Discount [Policy Text Block]

Debt Issue Costs and Debt Discount

The Company may pay debt issue costs, and record debt discounts in connection with raising funds through the issuance of debt. These costs are amortized over the life of the debt to interest expense. If a conversion of the underlying debt occurs, a proportionate share of the unamortized amounts is immediately expensed.

Debt Issue Costs and Debt Discount

The Company may pay debt issue costs, and record debt discounts in connection with raising funds through the issuance of convertible debt.  These costs are amortized to interest expense over the life of the debt. If a conversion of the underlying debt occurs, a proportionate share of the unamortized amounts is immediately expensed.

Original Issue Discount [Policy Text Block]

Original Issue Discount

For certain convertible debt issued, the Company provides the debt holder with an original issue discount. The original issue discount is recorded to debt discount and additional paid-in capital at an amount not to exceed gross proceeds raised, reducing the face amount of the debt, and is amortized to interest expense over the life of the debt.

Original Issue Discount

For certain convertible debt issued, the Company provides the debt holder with an original issue discount.  The original issue discount is recorded to debt discount, reducing the face amount of the note and is amortized to interest expense over the life of the debt.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]

Share-Based Payments

Generally, all forms of share-based payments, including stock option grants, warrants and restricted stock grants and stock appreciation rights are measured at their fair value on the awards’ grant date, based on estimated number of awards that are ultimately expected to vest. Share-based compensation awards issued to non- employees for services rendered are recorded at either the fair value of the services rendered or the fair value of the share-based payment, whichever is more readily determinable.

Share-based payments

The Company has incentive plans that reward employees with stock options, warrants, restricted stock and stock appreciation rights. The amount of compensation cost for these share-based awards is measured based on the fair value of the awards, as of the date that the share-based awards are issued and adjusted to the estimated number of awards that are expected to vest.

Fair value of stock options, warrants, and stock appreciation rights, is generally determined using a Black-Scholes option pricing model, which incorporates assumptions about expected volatility, risk free rate, dividend yield, and expected life. Compensation cost for share-based awards is recognized on a straight-line basis over the vesting period.

Earnings Per Share, Policy [Policy Text Block]

Earnings (loss) Per Share

Net earnings (loss) per share is computed by dividing net income (loss) for the period by the weighted average number of shares of common stock outstanding during each period. Diluted earnings (loss) per share is computed by dividing net income (loss) for the period by the weighted average number of shares of common stock, common stock equivalents and potentially dilutive securities outstanding during each period.

Since the Company reflected a net loss for the three and nine months ended September 30, 2012 and 2011, respectively, the effect of considering any common stock equivalents, if exercisable, would have been anti-dilutive. A separate computation of diluted earnings (loss) per share is not presented.

The Company has the following common stock equivalents for the nine months ended September 30, 2012 and 2011, respectively:

	Nine Months Ended September 30,
	2012	2011
Stock options (exercise price - $425.00/share)	1,845	3,256
Warrants (exercise price $10.20 - $1,275.00/share)	4,991	66,702
Convertible debt (exercise price $1.70- $17.00/share)	2,471	247,943
Total common stock equivalents	9,307	317,901

In the above table, some of the outstanding instruments from 2012 and 2011 contain ratchet provisions that would cause variability in the exercise price at the balance sheet date. As a result, common stock equivalents could change at each reporting period.

Net Earnings (Loss) per Share

Net earnings (loss) per share is computed by dividing net income (loss) less preferred dividends for the period by weighted average number of shares of common stock outstanding during each period. Diluted earnings (loss) per share is computed by dividing net income (loss) less preferred dividends by the weighted average number of shares of common stock, common stock equivalents and potentially dilutive securities outstanding during the period.

Since the Company reflected a net loss in 2011 and 2010, respectively, the effect of considering any common stock equivalents, if exercisable, would have been anti-dilutive. A separate computation of diluted earnings (loss) per share is not presented.

The Company has the following common stock equivalents at December 31, 2011 and 2010:

	At December 31,
	2011	2010
Stock options (exercise price - $425.00/share)	1,903	3,256
Warrants (exercise price $12.75- $1,275.00/share)	72,584	883
Convertible preferred series C shares (exercise price $8.50/share)	23	-
Convertible debt (exercise price $1.70- $17.00/share)	527,757	13,174
Total common stock equivalents	602,267	17,313

In the above table, some of the outstanding convertible debt from 2011 and 2010 contains ratchet provisions that would cause variability in the exercise price at the balance sheet date. As a result, common stock equivalents could change at each reporting period.

Foreign Currency Transactions and Translations Policy [Policy Text Block]

Foreign Currency

MusclePharm began operations in Canada in April of 2012. The Canadian Dollar was determined to be the functional currency as the majority of the transactions related to the day to day operations of the business are exchanged in Canadian Dollars. At the end of the period, the financial results of the Canadian operation are translated into the United States Dollar, which is the reporting currency, and added to the U.S. operations for consolidated company financial results. The revenue and expense items are translated using the average rate for the period and the assets and liabilities at the end of period rate. Transactions that have completed the accounting cycle and resulted in a gain or loss related to translation are recorded in realized gain or loss due to foreign currency translation under other income expense on the income statement. Transactions that have not completed their accounting cycle but appear to have gain or loss due to the translation process are recorded as unrealized gain or loss due to translation and held in the equity section on the balance sheet until such date the accounting cycle of the transaction is complete and the actual realized gain or loss is recognized.

Reclassification, Policy [Policy Text Block]

Reclassification

The Company has reclassified certain prior period amounts to conform to the current period presentation. These reclassifications had no effect on the financial position, results of operations or cash flows for the periods presented.

Reclassification

The Company has reclassified certain prior period amounts to conform to the current period presentation. These reclassifications had no effect on the financial position, results of operations or cash flows for the periods presented.

New Accounting Pronouncements Policy [Policy Text Block]

Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 requires reporting entities to disclose additional information for fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures were effective for interim and annual reporting periods beginning after December 15, 2011.

Recent Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04, which amended ASC Topic 820 to achieve common fair value measurements and disclosure requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”). The amendments in ASU No. 2011-05 result in common fair value measurement and disclosure requirements in U.S. GAAP and IFRSs. Consequently, the amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. This amendment is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company does not anticipate this amendment will have a material impact on its financial statements.

Website Development Cost [Policy Text Block]

Website Development Costs

Costs incurred in the planning stage of a website are expensed, while costs incurred in the development stage are capitalized and amortized over the estimated useful life of the asset.

Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Schedule of Condensed Income Statement [Table Text Block]

Samples shipped to customers not clearly identifiable were reclassified from general and administrative expense to cost of sales.

	Year Ended December 31, 2011 As Restated	Adjustments	Year Ended December 31, 2011 As Issued	Year Ended December 31, 2010 As Restated	Adjustments	Year Ended December 31, 2010 As Issued

Sales – net	$17,212,636	$(3,625,701)	$20,838,337	$3,202,687	$(844,608)	$4,047,295

Cost of sales	14,845,069	374,455	14,470,614	2,804,274	-	2,804,274
Gross profit	2,367,567	(4,000,156)	6,367,723	398,413	(844,608)	1,243,021

General and administrative expenses	18,587,727	(4,000,156)	22,587,883	18,650,249	(844,608)	19,494,857
Loss from operations	(16,220,160)	-	(16,220,160)	(18,251,836)	-	(18,251,836)
Other income (expense)
Derivative expense	(4,777,654)	-	(4,777,654)	(93,638)	-	(93,638)
Change in fair value of derivative liabilities	5,162,100	-	5,162,100	(149,306)	-	(149,306)
Loss on settlement of accounts payable and debt	(3,862,458)	-	(3,862,458)	(433,400)	-	(433,400)
Interest expense	(3,711,278)	-	(3,711,278)	(480,589)	-	(480,589)
Other expense	(121,500)	-	(121,500)	(160,568)	-	(160,568)
Licensing income	250,000	-	250,000	-	-	-
Total other income (expense) – net	(7,060,790)	-	(7,060,790)	(1,317,501)	-	(1,317,501)
Net loss	$(23,280,950)	$-	$(23,280,950)	$(19,569,337)	$-	$(19,569,337)
Net loss available to common stockholders
Net loss	$(23,280,950)	$-	$(23,280,950)	$(19,569,337)	$-	$(19,569,337)
Series C preferred stock dividend	(293)	-	(293)	-	-	-
Net loss available to common stockholders	$(23,280,657)	$-	$(23,280,657)	$(19,569,337)	$-	$(19,569,337)
Net loss per share available to common stockholders – basic and diluted	$(70.30)	$-	$(70.30)	$(404.31)	$-	$(404.31)
Weighted average number of common shares outstanding during the year – basic and diluted	331,159	-	331,159	48,402	-	48,402

Schedule Of Accounts Receivable [Table Text Block]

Accounts receivable consisted of the following at September 30, 2012 and December 31, 2011:

	As of September 30, 2012	As of December 31, 2011
Accounts receivable	$5,542,797	$2,766,776
Less: allowance for discounts	(1,391,781)	-
Less: allowance for doubtful accounts	(113,144)	(197,684)
Accounts receivable – net	$4,037,872	$2,569,092

Accounts receivable at December 31, 2011 and 2010 were as follows:

Accounts receivable	$2,766,776	$542,863
Less: allowance for doubtful accounts	(197,684)	(116,102)
Accounts receivable – net	$2,569,092	$426,761

Concentration Percentage Of Accounts Receivable With Customer [Table Text Block]

At September 30, 2012 and December 31, 2011, the Company had the following concentrations of accounts receivable with significant customers:

Customer	As of September 30, 2012	As of December 31, 2011
A	48%	36%
B	1%	12%
C	2%	10%
D	4%	7%
As of December 31, 2011 and 2010, the Company had the following concentrations of accounts receivable with customers:
Customer	2011	2010
A	36%	24%
B	12%	2%
C	10%	-%
D	7%	40%
E	5%	11%

Schedule of Derivative Liabilities at Fair Value [Table Text Block]

The following are the major categories of liabilities measured at fair value on a recurring basis as of September 30, 2012 and December 31, 2011, using quoted prices in active markets for identical liabilities (Level 1); significant other observable inputs (Level 2); and significant unobservable inputs (Level 3):

	As of September 30, 2012	As of December 31, 2011

Derivative liabilities (Level 2)	$24,889	$7,061,238

The following are the major categories of liabilities measured at fair value on a recurring basis as of December 31, 2011 and 2010, using quoted prices in active markets for identical liabilities (Level 1); significant other observable inputs (Level 2); and significant unobservable inputs (Level 3):

		As of December 31,
		2011	2010
Derivative liabilities	Level 2	$7,061,238	$622,944

Schedule Of Sales [Table Text Block]

Sales for the three and nine months ended September 30, 2012 and 2011 were as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Sales	$20,627,691	$5,811,685	$58,799,563	$13,321,274

Discounts	(2,053,965)	(1,368,114)	(8,235,817)	(2,446,025)

Sales – Net	$18,573,726	$4,443,571	$50,563,746	$10,875,249

Schedule Of Concentrations Of Revenues With Customers [Table Text Block]

For the nine months ended September 30, 2012 and 2011, the Company had the following concentrations of revenues with significant customers:

	Nine Months Ended September 30,
Customer	2012	2011
A	39%	39%
B	10%	13%

During the years ended December 31, 2011 and 2010, the Company had the following concentrations of revenues with customers:
Customer	2011	2010
A	41%	45%
B	14%	7%
C	-%	15%

Schedule Of Advertising Expense [Table Text Block]

Advertising expense for the three months and nine months ended September 20, 2012 and 2011 were as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011

Advertising	$2,599,691	$1,272,969	$6,576,531	$3,468,202

Advertising for the years ended December 31, 2011 and 2010 are as follows:

	Year Ended December 31, 2011 As Restated	Adjustments	Year Ended December 31, 2011 As Issued	Year Ended December 31, 2010 As Restated	Adjustments	Year Ended December 31, 2010 As Issued

Advertising	$5,241,585	$(4,000,156)	$9,241,741	$6,240,347	$(844,608)	$7,084,955

Schedule Of Common Stock Equivalents [Table Text Block]

The Company has the following common stock equivalents for the nine months ended September 30, 2012 and 2011, respectively:

	Nine Months Ended September 30,
	2012	2011
Stock options (exercise price - $425.00/share)	1,845	3,256
Warrants (exercise price $10.20 - $1,275.00/share)	4,991	66,702
Convertible debt (exercise price $1.70- $17.00/share)	2,471	247,943
Total common stock equivalents	9,307	317,901

The Company has the following common stock equivalents at December 31, 2011 and 2010:

	At December 31,
	2011	2010
Stock options (exercise price - $425.00/share)	1,903	3,256
Warrants (exercise price $12.75- $1,275.00/share)	72,584	883
Convertible preferred series C shares (exercise price $8.50/share)	23	-
Convertible debt (exercise price $1.70- $17.00/share)	527,757	13,174
Total common stock equivalents	602,267	17,313

Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Property and equipment consisted of the following at September 30, 2012 and December 31, 2011:

	As of September 30, 2012	As of December 31, 2011	Estimated Useful Life
Furniture, fixtures and gym equipment	$1,307,379	$781,786	3 years
Leasehold improvements	555,484	244,770	From 42 to 64 months
Vehicles	100,584	37,068	5 years
Displays	32,057	32,057	5 years
Website	11,462	11,462	3 years
Total	2,006,966	1,107,143
Less: Accumulated depreciation and amortization	(524,806)	(199,621)
	$1,482,160	$907,522

Property and equipment consisted of the following at December 31, 2011 and 2010:

	2011	2010	Estimated Useful Life
Furniture, fixtures and gym equipment	$781,786	$55,305	3 years
Leasehold improvements	244,770	67,760	*
Auto	37,068	-	5 years
Displays	32,057	32,057	5 years
Website	11,462	11,462	3 years
Total	1,107,143	166,584
Less: Accumulated depreciation and amortization	(199,621)	(28,033)
	$907,522	$138,551

* The shorter of 5 years or the life of the lease.

Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Schedule Of Long Term Debt [Table Text Block]

At September 30, 2012 and December 31, 2011, debt consists of the following:

	As of September 30, 2012	As of December 31, 2011

Convertible debt - secured	$14,000	$1,749,764
Less: debt discount	(1,151)	(1,395,707)
Convertible debt - net	12,849	354,057

Auto loan - secured	18,094	26,236

Unsecured debt	4,041,809	2,380,315
Less: debt discount	(34,334)	(1,171,626)
Unsecured debt - net	4,007,475	1,208,689

Total debt	4,038,418	1,588,982

Less: current portion	(3,879,208)	(1,281,742)

Long term debt	$159,210	$307,240

At December 31, 2011 and 2010, debt consists of the following:

	2011	2010

Convertible debt – secured	$1,749,764	$605,000
Less: debt discount	(1,395,707)	(331,261)
Convertible debt – net	354,057	273,739

Auto loan – secured	26,236	-

Secured debt	-	187,500

Unsecured debt	2,380,315	78,249
Less: debt discount	(1,171,626)	-
Unsecured debt – net	1,208,689	78,249

Total debt	1,588,982	539,488

Less: current portion	(1,281,742)	(289,488)

Long term debt	$307,240	$250,000

Shedule Of Future Annual Principal Payments Of Debt [Table Text Block]	Future annual principal payments for the above debt is as follows:
Years Ending December 31,
2012 (3 months)	$1,118,173
2013	2,955,730
2014	-
2015	-
Total annual principal payments	$4,073,903

Schedule Of Convertible Notes [Table Text Block]

During the nine months ended September 30, 2012 and the year ended December 31, 2011, the Company issued convertible debt totaling $519,950 and $4,679,253, respectively. The convertible debt includes the following terms:

		Nine Months Ended	Year Ended
		September 30, 2012	December 31, 2011
		Amount of	Amount of
		Principal Raised	Principal Raised
Interest Rate		8% - 10%	0% - 18%
Default interest rate		0% - 20%	0% - 25%
Maturity		January 3, 2012 to October 11, 2014	June 30, 2011 to June 29, 2015

Conversion terms 1	Lesser of (1) a fifty percent (50%) discount to the two lowest closing bid prices of the five days trading days immediately preceding the date of conversion or (ii) Twenty-One Dollar and Twenty-Five Cents ($21.25) per share	$-	$525,000
Conversion terms 2	200% - The “market price” will be equal to the average of (i) the average of the closing price of Company’s common stock during the 10 trading days immediately preceding the date hereof and (ii) the average of the 10 trading days immediately subsequent to the date hereof.	-	537,600
Conversion terms 3	200% of face. Average of the trading price 10 trading days immediately preceding the closing of the transaction	-	177,000
Conversion terms 4	200% of face. Fixed conversion price of $17.00	-	105,000
Conversion terms 5	300% of face. Fixed conversion price of $17.00	-	15,000
Conversion terms 6	35% of the three lowest trading prices for previous 10 trading days		250,000
Conversion terms 7	45% of the three lowest trading prices for previous 10 trading days	-	327,500
Conversion terms 8	50% of average closing prices for 10 preceding trading days	-	76,353
Conversion terms 9	50% of lowest trade price for the last 20 trading days	-	45,000
Conversion terms 10	50% of the 3 lowest trades for previous 20 trading days	-	33,000
Conversion terms 11	50% of the lowest closing price for previous 5 trading days	-	250,000
Conversion terms 12	60% multiplied by the average of the lowest 3 trading prices for common stock during the ten trading days prior to the conversion date	-	233,000
Conversion terms 13	62% of lowest trade price for the last 7 trading days	100,000	40,000
Conversion terms 14	65% of the lowest trade price in the 30 trading days previous to the conversion	19,950	335,000
Conversion terms 15	65% of the three lowest trading price for previous 30 trading days	-	153,800
Conversion terms 16	70% of lowest average trading price for 30 trading days	-	1,366,000
Conversion terms 17	No fixed conversion option	-	35,000
Conversion terms 18	35% multiplied by the average of the lowest three (3) trading prices (as defined below) for the common stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date.	400,000	75,000
Conversion terms 19	Fixed conversion price of $25.50	-	100,000
		$519,950	$4,679,253

The Convertible notes consist of the following terms:

		Year ended	Year ended
		December 31, 2011	December 31, 2010
		Amount of	Amount of
		Principal Raised	Principal Raised
Interest Rate		0% - 18%	8%
Default interest rate		0% - 25%	0% - 22%
Maturity		June 30, 2011 to June 29, 2015	December 31, 2010 - December 1, 2013
Conversion terms 1	Lesser of (1) a Fifty Percent (50%) discount to the two lowest closing bid prices of the five days trading days immediately preceding the date of conversion or (ii) Twenty-one dollars and twenty-five cents ($21.25) per share	$525,000	-
Conversion terms 2	200% - The “market price” will be equal to the average of (i) the average of the closing price of Company’s common stock during the 10 trading days immediately preceding the date hereof and (ii) the average of the 10 trading days immediately subsequent to the date hereof.	$537,600	-
Conversion terms 3	200% of Face. Average of the trading price 10 trading days immediately preceding the closing of the transaction	$177,000	-
Conversion terms 4	200% of Face. Fixed conversion price of $17.00	$105,000	-
Conversion terms 5	300% of Face. Fixed conversion price of $17.00	$15,000	-
Conversion terms 6	35% of the three lowest trading prices for previous 10 trading days	$250,000	-
Conversion terms 7	45% of the three lowest trading prices for previous 10 trading days	$327,500	-
Conversion terms 8	50% of average closing prices for 10 preceding trading days	$76,353	-
Conversion terms 9	50% of lowest trade price for the last 20 trading days	$45,000	-
Conversion terms 10	50% of the 3 lowest trades for previous 20 trading days	$33,000	-
Conversion terms 11	50% of the lowest closing price for previous 5 trading days	$250,000	-
Conversion terms 12	60% Multiplied by the average of the lowest 3 trading prices for common stock during the ten trading days prior to the conversion date	$233,000	$130,000
Conversion terms 13	62% of lowest trade price for the last 7 trading days	$40,000	-
Conversion terms 14	65% of the lowest trade price in the 30 trading days previous to the conversion	$335,000	$250,000
Conversion terms 15	65% of the three lowest trading price for previous 30 trading days	$153,800	-
Conversion terms 16	70% of lowest average trading price for 30 trading days	$1,366,000	-
Conversion terms 17	No fixed conversion option	$35,000	-
Conversion terms 18	35% multiplied by the average of the lowest three (3) Trading Prices (as defined below) for the Common Stock during the ten (10) Trading Day period ending on the latest complete Trading Day prior to the Conversion Date. “	$75,000	-
Conversion terms 19	Fixed conversion price of $25.50	$100,000	-
Conversion terms 20	150% of Face	$-	$5,000
Conversion terms 21	200% of Face	$-	$426,000
Conversion terms 22	300% of Face	$-	$35,000
		$4,679,253	$846,000

Schedule Of Convertible Debt Activity and Terms [Table Text Block]

Convertible debt consisted of the following activity and terms:

		Interest Rate	Maturity
Balance - December 31, 2011	$1,749,764
Borrowings during the nine months ended September 30, 2012	519,950	8% - 10%	January 3, 2012 to October 11, 2014
Conversion of debt to into 246,744 shares of common stock with a valuation of $950,739 ($2.98 - $8.08/share)	(759,095)
Repayment of convertible debt	(2,518,343)
Interest and accrued interest (Included in total repayment)	15,632
Loss on repayment (Included in total repayment)	1,006,092
Balance – September 30, 2012	$14,000

Derivative liabilities associated with these notes were eliminated given the expiration of the embedded conversion option.

		Interest Rate	Maturity
Convertible Debt balance as of December 31, 2009	$897,500
Borrowings during the year ended December 31, 2010	846,000	8%	March 3, 2010 - December 1, 2013
Conversion of debt into 11,658 shares of common stock with a valuation of $1,143,500 ( $38.25 - $566.95/share)	(1,138,500)
Balance as of December 31, 2010	605,000
Borrowings during the year ended December 31, 2011	4,652,900	0% - 18%	January 30, 2011 - June 29, 2015
Reclassifications from convertible notes to unsecured demand notes	(585,000)
Conversion of debt to into 298,897 shares of common stock with a valuation of $4,268,857 ($2.72 - $85.85/share)	(2,923,136)
Convertible Debt balance as of December 31, 2011	$1,749,764

Schedule Of Secured Debt Terms and Activity [Table Text Block]

Secured debt consisted of the following activity and terms:

		Interest Rate	Maturity
Secured Debt balance as of December 31, 2009	$-
Borrowings during the year ended December 31, 2010	187,500	0%	May 18, 2010 - May 26, 2010
Balance as of December 31, 2010	187,500
Conversion of debt to into 8,824 shares of common stock with a valuation of $437,500 ($49.30 - $50.15/share)	(187,500)
Secured Debt balance as of December 31, 2011	$-

Schedule Of Unsecured Debt Activity and Terms [Table Text Block]

Unsecured debt consisted of the following activity and terms:

		Interest Rate	Maturity
Balance - December 31, 2011	$2,380,432
Borrowings during the nine months ended September 30, 2012	4,304,000	15%	January 13, 2012 – October 1, 2013
Conversion of debt to into 44,208 shares of common stock with a valuation of $469,683 ($8.08 - $13.60/share)	(150,000)
Repayments	(2,714,748)

Interest and accrued interest (Included in total repayment)	31,896

Loss on repayment (Included in total repayment)	190,229
Balance – September 30, 2012	$4,041,809

Unsecured debt consisted of the following activity and terms:

		Interest Rate	Maturity
Unsecured Debt balance as of December 31, 2009	$30,000
Borrowings during the year ended December 31, 2010	1,177,499	0% - 10%	On Demand - September 29, 2011
Conversion of debt into 10,738 shares of common stock with a valuation of $1,439,141 ($425.00/share)	(1,129,250)
Unsecured Debt balance as of December 31, 2010	78,249
Borrowings during the year ended December 31, 2011	1,960,000	8% - 15%	February 8, 2011 - June 21, 2014
Reclassifications from convertible notes to unsecured demand notes	585,000
Conversion of debt to into 38,562 shares of common stock with a valuation of $420,452 ($8.50 - $42.50/share)	(167,649)
Repayments	(75,285)
Unsecured Debt balance as of December 31, 2011	$2,380,315

Schedule Of Auto Loan Activity and Terms [Table Text Block]

Vehicle loan account consisted of the following activity and terms:

		Interest Rate	Maturity
Balance - December 31, 2011	$26,236	6.99%	26 payments of $1,008
Repayments	(8,142)
Balance - September 30, 2012	$18,094

Auto loan account consisted of the following activity and terms:

		Interest Rate	Maturity
Auto loan balance as of December 31, 2010	-
Non-Cash fixed assets additions during the year ended December 31, 2011	32,568	6.99%	36 payments of $1,008
Repayments	(6,332)
Auto loan balance as of December 31, 2011	$26,236

Schedule Of Debt Issue Costs [Table Text Block]

The following is a summary of the Company’s debt issue costs for the nine months ended September 30, 2012 and year ended December 31, 2011 as follows:

	2012	2011
Debt issue costs	$784,423	$305,283
Accumulated amortization of debt issue costs	(408,050)	(237,095)
Debt issue costs – net	$376,373	$68,188

During the years ended 2011 and 2010, the Company paid debt issue costs totaling $263,283 and $42,000, respectively. The following is a summary of the Company’s debt issue costs:

	2011	2010
Debt issue costs	$305,283	$42,000
Accumulated amortization of debt issue costs	(237,095)	(7,596)
Debt issue costs – net	$68,188	$34,404

Schedule Of Debt Discount [Table Text Block]

The Company amortized $6,086,521 and $2,434,232 to interest expense in the nine months ended September 30, 2012 and 2011 as follows:

Debt discount – December 31, 2011	$2,567,333
Additional debt discount – Nine months ended September 30, 2012	3,554,673
Amortization of debt discount – Nine months ended September 30, 2012	(6,086,521)
Debt discount September 30, 2012	$35,485

The Company amortized $3,237,219 in 2011 and $48,739 in 2010 to interest expense.

	2011	2010
Debt discount	$5,804,552	$380,000
Amortization of debt discounts	(3,237,219)	(48,739)
Debt discount – net	$2,567,333	$331,261

Derivative Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule Of Fair Value Of Derivative Instruments Conversion Feature [Table Text Block]

The fair value of the conversion feature is summarized as follows:

Derivative liability – December 31, 2011	$7,061,238
Fair value at the commitment date for debt instruments	1,096,808
Fair value at the commitment date for warrants issued	7,526,671
Fair value mark to market adjustment for debt instruments	(1,579,279)
Fair value mark to market adjustment for warrants	(4,321,411)
Fair value mark to market adjustment for Series A, Preferred Stock issued	(59)
Reclassification to additional paid-in capital for financial instruments conversions and maturities	(9,759,079)
Derivative liability – September 30, 2012	$24,889

As a result of the application of ASC No. 815, the fair value of the conversion feature is summarized as follow:

Derivative liability - December 31, 2009	$-
Fair value at the commitment date for convertible instruments	473,638
Fair value mark to market adjustment	149,306
Derivative liability - December 31, 2010	622,944
Fair value at the commitment date for convertible instruments	6,590,351
Fair value at the commitment date for warrants issued	5,650,576
Fair value at the commitment date for Series A, Preferred Stock issued	293
Fair value mark to market adjustment for convertible instruments	(2,293,164)
Fair value mark to market adjustment for warrants	(2,868,818)
Fair value mark to market adjustment for Series A, Preferred Stock issued	(118)
Reclassification to additional paid in capital for financial instruments that ceased to be a derivative liability	(640,826)
Derivative liability - December 31, 2011	$7,061,238

Schedule Of Derivative Liabilities Fair Value Assumptions At Commitment and Re-Measurement Date [Table Text Block]

The fair value at the commitment and re-measurement dates for the Company’s derivative liabilities were based upon the following management assumptions:

	Commitment Date	Re-measurement Date
Expected dividends	0%	0%
Expected volatility	228% -251%	263%
Expected term:	6 months – 4 years	6 months – 5 years
Risk free interest rate	0.09% - 0.72%	0.21% - 0.80%

The fair value at the commitment and re-measurement dates for the Company’s derivative liabilities were based upon the following management assumptions as of December 31, 2011:

	Commitment Date	Re-measurement Date
Expected dividends	0%	0%
Expected volatility	150% -226%	150% -226%
Expected term:	0.02 – 5 years	0.02 – 5 years
Risk free interest rate	0.06% - 2.76%	0.09% - 0.31%

The fair value at the commitment and re-measurement dates for the Company’s derivative liabilities were based upon the following management assumptions as of December 31, 2010:

	Commitment Date	Re-measurement Date
Expected dividends	0%	0%
Expected volatility	150%	150%
Expected term:	0.75 – 3 years	0.37 – 2.92 years
Risk free interest rate	0.18% - 2.76%	0.19%

Stockholders' Deficit (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Schedule of Stockholders Equity [Table Text Block]

During the nine months ended September 30, 2012, the Company issued the following common stock:

Transaction Type	Quantity (#)	Valuation ($)	Loss on Settlement ($)	Range of Value per Share ($)
Conversion of convertible debt	246,744	950,739	61,124	2.98–8.08
Conversion of unsecured/secured debt	44,208	469,683	289,897	8.08–13.60
Forbearance of agreement terms	95,526	1,240,032	-	7.14–27.54
Cash and warrants	199,412	1,660,760	-	7.57–0.85
Executive compensation (1)	429,973	4,667,764	-	8.93
Stock issued for future services	96,823	1,001,519	-	9.78–21.25
Conversion of Series C, preferred stock to common stock	22,353	614,984	614,984	27.54
Warrant Conversions/Settlements	849,359	7,274,805	1,510,613	5.44–15.73
Total	1,984,398	17,880,286	2,476,618	2.98–27.54

(1)	Represents stock compensation earned in 2011 and issued in 2012.

During the year ended December 31, 2011, the Company issued the following common stock:

Transaction Type	Quantity (#)	Valuation ($)	Range of Values Per Share ($)
Conversion of convertible debt	298,897	4,268,857	2.55–85.00
Conversion of unsecured/secured debt	47,386	857,952	42.50–51.00
Settlement of accounts payable and accrued expenses (1)	64,172	3,646,719	25.50–102.00
Extension of debt maturity date	11,030	161,250	14.45–17.00
Services – rendered	54,731	1,199,844	0.00–977.50
Cash and warrants	96,471	875,000	25.50
Services – prepaid stock compensation (2)	4,706	214,250	42.50–68.00
Cancelled shares (3)	(4,118)	-	25.50
Total	573,275	11,223,872	0.00–977.50

Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]

The Company settled $1,523,590 in accounts payable and recorded a loss on settlement of $2,123,129.

Loss on settlement of accounts payable and accrued expenses	$2,123,129
Loss on settlement of debt (Note 5)	1,739,329
Total loss on settlement	$3,862,458

Schedule Of Prepaid Stock Compensation [Table Text Block]

The following represents the allocation of prepaid stock compensation as of December 31, 2011 and 2010:

Prepaid stock compensation – December 31, 2009	$-
Prepaid stock compensation additions during the year ended December 31, 2010	2,734,548
Amortization of prepaid stock compensation	(768,637)
Prepaid stock compensation – December 31, 2010	1,965,911
Prepaid stock compensation additions during the year ended December 31, 2011	214,250
Non cash increase in accounts payable related to future services to be paid for with common stock	100,000
Amortization of prepaid stock compensation	(1,745,705)
Prepaid stock compensation – December 31, 2011	$534,456

Schedule Of Amortized Prepaid Expense [Table Text Block]	The following represents the allocation of prepaid stock compensation at December 31, 2011:
Prepaid expense that will be amortized in 2012	$534,456

Schedule Of Common Stock Transaction Type [Table Text Block]

During the year ended December 31, 2010, the Company issued the following common stock:

Transaction Type	Quantity (#)	Valuation ($)	Range of Values Per Share ($)
Reverse recapitalization	30,673	(25,107)	-
Conversion of preferred stock	19,608	-	0.85
Conversion of convertible debt	9,070	1,033,500	42.50–569.50
Settlement of accounts payable (1)	10,606	433,400	42.50–357.00
Settlement of notes payable (2)	4,901	1,191,064	42.50–467.50
Settlement of notes payable – officer	8,426	358,077	42.50
Cash and warrants – net of payment in recapitalization of ($25,107)	4,904	1,528,676	229.50-425.00
Services – rendered	26,421	4,554,615	42.50–986.00
Services – rendered – officers (bonus)	11,765	5,300,000	450.50
Services – prepaid stock compensation (5)	12,407	2,734,548	51.00–986.00
Contract settlement (3)	602	100,000	170.00
Extension of debt maturity date (4)	153	95,500	518.50–977.50
Secured debt offering	59	30,500	518.50
Total	139,595	17,334,773	Range: 0.85–986.00

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

The Company applied fair value accounting for all shares based payments awards. The fair value of each option granted is estimated on the date of grant using the Black-Scholes option-pricing model. The Black-Scholes assumptions used when the options were issued in the year ended December 31, 2010 are as follows:

Exercise price	$425.00
Expected dividends	0%
Expected volatility	74.8%
Risk fee interest rate	1.4%
Expected life of option	5 years
Expected forfeiture	0%

The Black-Scholes assumptions used in the year ended December 31, 2010 is as follows:

Exercise price	$425.00
Expected dividends	0%
Expected volatility	74.8%
Risk fee interest rate	1.4%
Expected life of option	2.5 years
Expected forfeitures	0%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

The following is a summary of the Company’s stock option activity:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance – December 31, 2011	1,903	$425.00	3.25 years	-
Granted	-
Exercised	-
Forfeited/Cancelled	(58)	$425.00
Balance – September 30, 2012 – outstanding	1,845	$425.00	2.5 years	-
Balance – September 30, 2012 – exercisable	1,845	$425.00	2.5 years	-
Outstanding options held by related parties – 2012	1,177
Exercisable options held by related parties – 2012	1,177

The following is a summary of the Company’s stock option activity for the years ended December 31, 2011, 2010 and 2009:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (year)	Aggregate Intrinsic Value
Balance – December 31, 2009	-	-	-	-
Granted	3,256	425.00	4.25
Exercised	-	-	-
Forfeited/Cancelled	-	-	-
Outstanding, December 31, 2010	3,256	425.00	4.25	-
Granted	-
Exercised	-
Forfeited/Cancelled	(1,353)	425.00
Outstanding, December 31, 2011 – outstanding	1,903	425.00	3.25	-
Outstanding, December 31, 2011 – exercisable	1,903	425.00	3.25	-

Grant date fair value of options granted – 2010		630,990
Weighted average grant date fair value – 2010		425.00

Outstanding options held by related parties – 2011	2,353
Exercisable options held by related parties – 2010	2,353
Outstanding options held by related parties – 2011	1,177
Exercisable options held by related parties – 2011	1,177

Schedule Of Warrants Activity [Table Text Block]

A summary of warrant activity for the Company for the nine months ended September 30, 2012 is as follows:

	Number of Warrants	Weighted Average Exercise Price
Outstanding – December 31, 2011	333,340	$17.00
Granted	500,721	10.20
Exercised	(37,647)	7.57
Converted	(791,423)	10.20
Balance as September 30, 2012	4,991	$32.30

Warrants Outstanding				Warrants Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price	Intrinsic Value
$10.20-$1,275.00	4,991	2.06	$32.30	89	$1,275.00	-

A summary of warrant activity for the Company for the year ended December 31, 2010 and for the year ended December 31, 2011 is as follows:

	Number of Warrants	Weighted Average Exercise Price
Balance at December 31, 2009	-	-
Granted	883	$1,275.00
Exercised	-	-
Forfeited	-	-
Balance as December 31, 2010	883	1,275.00
Granted	332,457	17.00
Exercised	-	-
Forfeited	-	-
Balance as December 31, 2011	333,340	$17.00

Warrants Outstanding				Warrants Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price	Intrinsic Value
$10.20-$1,275.00	333,340	2.85	$17.85	72,584	$35.70	875,000

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

The effects of temporary differences that gave rise to significant portions of deferred tax assets at December 31, 2011 and 2010 are approximately as follows:

	December 31, 2011	December 31, 2010

Net operating loss carry forward	$6,061,000	$1,986,000
Amortization of debt discount and debt issue costs	1,465,000	465,000
Stock options and warrants	971,000	0
Bad debt	73,000	44,000
Valuation allowance	(8,570,000)	(2,495,000)
Net deferred tax asset	$-	$-

Tax Expense Differences From Expected Tax Enpense [Table Text Block]

The Company’s tax expense differs from the “expected” tax expense for the years ended December 31, 2011 and 2010, (computed by applying the Federal Corporate tax rate of 34% to loss before taxes and 4.63% for Colorado State Corporate Taxes, the blended rate used was 37.1%), are approximately as follows:

	December 31,
	2011	2010
Federal tax benefit at statutory rate	$(7,916,000)	$(6,216,000)
State tax benefit – net of federal tax effect	(501,000)	(888,000)
Derivative expense	1,625,000	35,000
Change in fair value of derivative liability	(1,755,000)	55,000
Loss on settlement of accounts payable	1,313,000	161,000
Non-deductible stock compensation	1,091,000	4,354,000
Other non-deductible expenses	68,000	4,000
Change in valuation allowance	6,075,000	2,495,000
Income tax benefit	-	-

Committments, Contingencies and Other Matters (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

Future minimum annual lease payments for the above leases are approximately as follows:

Years Ending December 31,

2012 (3 months)	$78,655
2013	357,431
2014	400,946
2015	304,542
Total minimum lease payments	$1,141,575
Future minimum annual rental payments for the years ended December 31, are approximately as follows:
2012	$86,000
2013	92,000
2014	98,000
2015	105,000
Total minimum lease payments	$381,000

Summary of Significant Accounting Policies (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable	$ 5,542,797	$ 2,766,776	$ 542,863
Less: allowance for discounts	(1,391,781)	0
Less: allowance for doubtful accounts	(113,144)	(197,684)	(116,102)
Accounts receivable - net	$ 4,037,872	$ 2,569,092	$ 426,761

Summary of Significant Accounting Policies (Details 1)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Customer A [Member]
Concentration Percentage Of Accounts Receivable With Customers	48.00%	36.00%	24.00%
Customer B [Member]
Concentration Percentage Of Accounts Receivable With Customers	1.00%	12.00%	2.00%
Customer C [Member]
Concentration Percentage Of Accounts Receivable With Customers	2.00%	10.00%	0.00%
Customer D [Member]
Concentration Percentage Of Accounts Receivable With Customers	4.00%	7.00%	40.00%
Customer E [Member]
Concentration Percentage Of Accounts Receivable With Customers		5.00%	11.00%

Summary of Significant Accounting Policies (Details 2) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative liabilities (Level 2)	$ 24,889	$ 7,061,238	$ 622,944	$ 0

Summary of Significant Accounting Policies (Details 3) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Sales	$ 20,627,691	$ 5,811,685	$ 58,799,563	$ 13,321,274
Discounts	(2,053,965)	(1,368,114)	(8,235,817)	(2,446,025)
Sales - net	$ 18,573,726	$ 4,443,571	$ 50,563,746	$ 10,875,249	$ 17,212,636	$ 3,202,687

Summary of Significant Accounting Policies (Details 4)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Customer A [Member]
2012	39.00%	39.00%	41.00%	45.00%
Customer B [Member]
2012	10.00%	13.00%	14.00%	7.00%
Customer C [Member]
2012			0.00%	15.00%

Summary of Significant Accounting Policies (Details 5) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011 Restated [Member]	Dec. 31, 2010 Restated [Member]	Dec. 31, 2011 Adjustments [Member]	Dec. 31, 2010 Adjustments [Member]	Dec. 31, 2011 Issued [Member]	Dec. 31, 2010 Issued [Member]
Advertising	$ 2,599,691	$ 1,272,969	$ 6,576,531	$ 3,468,202	$ 5,241,585	$ 6,240,347	$ (4,000,156)	$ (844,608)	$ 9,241,741	$ 7,084,955

Summary of Significant Accounting Policies (Details 6) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Total common stock equivalents	$ 9,307	$ 317,901	$ 602,267	$ 17,313
Stock Options [Member]
Total common stock equivalents	1,845	3,256	1,903	3,256
Warrant [Member]
Total common stock equivalents	4,991	66,702	72,584	883
Convertible Debt [Member]
Total common stock equivalents	2,471	247,943	527,757	13,174
Convertible Preferred Stock Series C [Member]
Total common stock equivalents			$ 23	$ 0

Summary of Significant Accounting Policies (Details 7) (USD $)	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010
Sales - net	$ 18,573,726	$ 4,443,571	$ 50,563,746	$ 10,875,249		$ 17,212,636	$ 3,202,687
Cost of sales	14,507,761	3,928,628	40,345,528	8,842,990		14,845,069	2,804,274
Gross profit	4,065,965	514,943	10,218,218	2,032,259		2,367,567	398,413
General and administrative expenses	7,876,778	2,927,287	16,420,665	7,425,596		18,587,727	18,650,249
Loss from operations	(3,810,813)	(2,412,344)	(6,202,447)	(5,393,337)		(16,220,160)	(18,251,836)
Other income (expense)
Derivative (expense) income	(1,922,763)	481,667	(4,409,214)	(3,576,192)		(4,777,654)	(93,638)
Change in fair value of derivative liabilities	4,403,875	1,547,185	5,900,749	2,181,955		5,162,100	(149,306)
Loss on settlement of accounts payable and debt	(1,510,613)	0	(4,452,439)	(2,542,073)		(3,862,458)	(433,400)
Interest (expense) income	(3,265,053)	499,801	(6,812,255)	(3,002,589)		(3,711,278)	(480,589)
Other expense						(121,500)	(160,568)
Licensing income						250,000	0
Total other income (expense) net	(2,263,224)	2,528,653	(9,724,979)	(6,938,899)		(7,060,790)	(1,317,501)
Net loss	(6,074,037)	116,309	(15,927,426)	(12,332,236)	(19,169,454)	(23,280,950)	(19,569,337)
Net income (loss) available to common stockholders
Net income (loss)	(6,074,037)	116,309	(15,927,426)	(12,332,236)	(19,169,454)	(23,280,950)	(19,569,337)
Series C preferred stock dividend						(293)	0
Net income (loss) available to common stockholders						(23,280,657)	(19,569,337)
Net loss per share available to common stockholders - basic and diluted (in dollars per share)	$ (3.22)	$ 0.3	$ (9.62)	$ (46.5)		$ (70.3)	$ (404.31)
As Restated [Member]
Sales - net						17,212,636	3,202,687
Cost of sales						14,845,069	2,804,274
Gross profit						2,367,567	398,413
General and administrative expenses						18,587,727	18,650,249
Loss from operations						(16,220,160)	(18,251,836)
Other income (expense)
Derivative (expense) income						(4,777,654)	(93,638)
Change in fair value of derivative liabilities						5,162,100	(149,306)
Loss on settlement of accounts payable and debt						(3,862,458)	(433,400)
Interest (expense) income						(3,711,278)	(480,589)
Other expense						(121,500)	(160,568)
Licensing income						250,000	0
Total other income (expense) net						(7,060,790)	(1,317,501)
Net loss						(23,280,950)	(19,569,337)
Net income (loss) available to common stockholders
Net income (loss)						(23,280,950)	(19,569,337)
Series C preferred stock dividend						(293)	0
Net income (loss) available to common stockholders						(23,280,657)	(19,569,337)
Net loss per share available to common stockholders - basic and diluted (in dollars per share)						$ (70.3)	$ (404.31)
Weighted average number of common shares outstanding during the year - basic and diluted (in shares)						331,159	48,402
As Adjustments [Member]
Sales - net						(3,625,701)	(844,608)
Cost of sales						374,455	0
Gross profit						(4,000,156)	(844,608)
General and administrative expenses						(4,000,156)	(844,608)
Loss from operations						0	0
Other income (expense)
Derivative (expense) income						0	0
Change in fair value of derivative liabilities						0	0
Loss on settlement of accounts payable and debt						0	0
Interest (expense) income						0	0
Other expense						0	0
Licensing income						0	0
Total other income (expense) net						0	0
Net loss						0	0
Net income (loss) available to common stockholders
Net income (loss)						0	0
Series C preferred stock dividend						0	0
Net income (loss) available to common stockholders						0	0
Net loss per share available to common stockholders - basic and diluted (in dollars per share)						$ 0	$ 0
Weighted average number of common shares outstanding during the year - basic and diluted (in shares)						0	0
As Issued [Member]
Sales - net						20,838,337	4,047,295
Cost of sales						14,470,614	2,804,274
Gross profit						6,367,723	1,243,021
General and administrative expenses						22,587,883	19,494,857
Loss from operations						(16,220,160)	(18,251,836)
Other income (expense)
Derivative (expense) income						(4,777,654)	(93,638)
Change in fair value of derivative liabilities						5,162,100	(149,306)
Loss on settlement of accounts payable and debt						(3,862,458)	(433,400)
Interest (expense) income						(3,711,278)	(480,589)
Other expense						(121,500)	(160,568)
Licensing income						250,000	0
Total other income (expense) net						(7,060,790)	(1,317,501)
Net loss						(23,280,950)	(19,569,337)
Net income (loss) available to common stockholders
Net income (loss)						(23,280,950)	(19,569,337)
Series C preferred stock dividend						(293)	0
Net income (loss) available to common stockholders						$ (23,280,657)	$ (19,569,337)
Net loss per share available to common stockholders - basic and diluted (in dollars per share)						$ (70.3)	$ (404.31)
Weighted average number of common shares outstanding during the year - basic and diluted (in shares)						331,159	48,402

Summary of Significant Accounting Policies (Details Textual) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	May 31, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010
Accounts payable and accrued liabilities		$ 10,114,183		$ 10,114,183		$ 3,227,483	$ 9,359,073	$ 3,227,483
Cash, FDIC Insured Amount							378,000
Reductions To Gross Revenues							4,000,000	1,000,000
Minimum Percentage Grants Volume Incentive Rebates To Certain Customers Based On Contractually Agreed							2.50%
Maximum Percentage Grants Volume Incentive Rebates To Certain Customers Based On Contractually Agreed							5.50%
Volume Incentive Rebates Granted							500,000	0
Cost Of Sales Increased Due To Reclassification From Advertising Expense							374,454
Shipping and Handling Revenue							309,690	71,983
Percentage Of Royalty Based Net Income	10.00%
Income Tax Examination, Likelihood of Unfavorable Settlement							the Company recognizes the effect of income tax positions only if those positions are more likely than not to be sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely to be realized.
Indefinite-Lived License Agreements	250,000						250,000
Stock Option Exercised Price Per Share				$ 425			$ 425
Minimum Warrants Exercised Price Per Share				$ 10.2			$ 12.75
Maximum Warrants Exercised Price Per Share				$ 1,275			$ 1,275
Minimum Convertible Debt Exercised Price Per Share				$ 1.7			$ 1.7
Maximum Convertible Debt Exercised Price Per Share				$ 17			$ 17
New Accounting Pronouncement or Change in Accounting Principle, Description				In May 2011 the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRS"). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 requires reporting entities to disclose additional information for fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011.
Percentage Of Total Sales				2.00%
Percentage Of Total Revenue				10.00%	10.00%		14.00%
Net Income (Loss) Attributable To Parent		(6,074,037)	116,309	(15,927,426)	(12,332,236)	(19,169,454)	(23,280,950)	(19,569,337)
Series C Convertible Preferred Stock [Member]
Convertible Debt Exercised Price Per Share							$ 8.5
Manufacturer [Member]
Accounts payable and accrued liabilities		$ 5,484,759		$ 5,484,759

Going Concern (Details Textual) (USD $)	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net Income (Loss) Attributable To Parent	$ 6,074,037	$ (116,309)	$ 15,927,426	$ 12,332,236	$ 19,169,454	$ 23,280,950	$ 19,569,337
Working Capital Deficit	9,114,226		9,114,226			13,693,267
Stockholders' Equity Attributable To Parent	7,297,593		7,297,593		1,744,667	12,971,212	1,744,667	1,180,593
Net Cash Provided by (Used In) Operating Activities			$ 286,825	$ (4,075,448)		$ (5,801,761)	$ (3,795,477)

Reverse Recapitalization (Details Textual) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2012	Sep. 30, 2012	Dec. 31, 2010
Recapitalization Shares Acquired In Exchange For All Member Units			30,589
Paid To Former Executive To Acquire Shares			$ 25,000
Acquired Shares From Former Executive			432
Recapitalization Shares Cancelled And Retired			515
Settlement of accounts payable and accrued expenses (1)	23,530	0
Percentage Of Control In Resulting Of Reverse Recapitalization Transaction			99.70%
Common Stock [Member]
Recapitalization and deemed issuance (in shares)			84
Common Stock [Member] | Reverse Recapitalization [Member]
Settlement of accounts payable and accrued expenses (1)			30,672

Property and Equipment (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Furniture, fixtures and gym equipment	$ 1,307,379	$ 781,786	$ 55,305
Leasehold improvements	555,484	244,770	67,760
Total	2,006,966	1,107,143	166,584
Less: Accumulated depreciation and amortization	(524,806)	(199,621)	(28,033)
Property, Plant and Equipment, Net	1,482,160	907,522	138,551
Furniture and Fixtures [Member]
Property, Plant and Equipment, Useful Life (in years)	3 years	3 years
Leasehold Improvements [Member]
Estimated Useful Life	From 42 to 64 months	* [1]
Vehicles [Member]
Property, Plant and Equipment, Other, Gross	100,584	37,068	0
Property, Plant and Equipment, Useful Life (in years)	5 years	5 years
Displays [Member]
Property, Plant and Equipment, Other, Gross	32,057	32,057	32,057
Property, Plant and Equipment, Useful Life (in years)	5 years	5 years
Website [Member]
Property, Plant and Equipment, Other, Gross	$ 11,462	$ 11,462	$ 11,462
Property, Plant and Equipment, Useful Life (in years)	3 years	3 years

[1]	The shorter of 5 years or the life of the lease.

Debt (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Convertible debt - secured	$ 14,000	$ 1,749,764	$ 605,000
Convertible debt - net	12,849	354,057	273,739
Secured debt		0	187,500
Unsecured debt - net	4,007,475	1,208,689	78,249
Total debt	4,038,418	1,588,982	539,488
Less: current portion	(3,879,208)	(1,281,742)	(289,488)
Long term debt	159,210	307,240	250,000
Convertible Debt [Member]
Convertible debt - secured	14,000	1,749,764	605,000	897,500
Less: debt discount	(1,151)	(1,395,707)	(331,261)
Auto Loan [Member]
Secured debt	18,094	26,236	187,500	0
Unsecured Debt [Member]
Convertible debt - secured	4,041,809	2,380,315	78,249	30,000
Less: debt discount	(34,334)	(1,171,626)	0
Secured Debt [Member]
Convertible debt - secured		$ 0	$ 187,500	$ 0

Debt (Details 1) (USD $)	Sep. 30, 2012
2012 (3 months)	$ 1,118,173
2013	2,955,730
2014	0
2015	0
Total annual principal payments	$ 4,073,903

Debt (Details 2) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Proceeds from Convertible Debt	$ 519,950	$ 4,679,253	$ 846,000
Conversion Terms One [Member]
Proceeds from Convertible Debt	0	525,000	0
Description Of Convertible Debt Secured Derivative Liabilities	Lesser of (1) a fifty percent (50%) discount to the two lowest closing bid prices of the five days trading days immediately preceding the date of conversion or (ii) Twenty-One Dollar and Twenty-Five Cents ($21.25) per share	Lesser of (1) a Fifty Percent (50%) discount to the two lowest closing bid prices of the five days trading days immediately preceding the date of conversion or (ii) Twenty-one dollars and twenty-five cents ($21.25) per share
Conversion Terms Two [Member]
Proceeds from Convertible Debt	0	537,600	0
Description Of Convertible Debt Secured Derivative Liabilities	200% - The "market price" will be equal to the average of (i) the average of the closing price of Company's common stock during the 10 trading days immediately preceding the date hereof and (ii) the average of the 10 trading days immediately subsequent to the date hereof.	200% - The "market price" will be equal to the average of (i) the average of the closing price of Company's common stock during the 10 trading days immediately preceding the date hereof and (ii) the average of the 10 trading days immediately subsequent to the date hereof.
Conversion Terms Three [Member]
Proceeds from Convertible Debt	0	177,000	0
Description Of Convertible Debt Secured Derivative Liabilities	200% of face. Average of the trading price 10 trading days immediately preceding the closing of the transaction	200% of Face. Average of the trading price 10 trading days immidediately preceding the closing of the transaction
Conversion Terms Four [Member]
Proceeds from Convertible Debt	0	105,000	0
Description Of Convertible Debt Secured Derivative Liabilities	200% of face. Fixed conversion price of $17.00	200% of Face. Fixed conversion price of $17.00
Conversion Terms Five [Member]
Proceeds from Convertible Debt	0	15,000	0
Description Of Convertible Debt Secured Derivative Liabilities	300% of face. Fixed conversion price of $17.00	300% of Face. Fixed conversion price of $17.00
Conversion Terms Six [Member]
Proceeds from Convertible Debt	0	250,000	0
Description Of Convertible Debt Secured Derivative Liabilities	35% of the three lowest trading prices for previous 10 trading days	35% of the three lowest trading prices for previous 10 trading days
Conversion Terms Seven [Member]
Proceeds from Convertible Debt	0	327,500	0
Description Of Convertible Debt Secured Derivative Liabilities	45% of the three lowest trading prices for previous 10 trading days	45% of the three lowest trading prices for previous 10 trading days
Conversion Terms Eight [Member]
Proceeds from Convertible Debt	0	76,353	0
Description Of Convertible Debt Secured Derivative Liabilities	50% of average closing prices for 10 preceding trading days	50% of average closing prices for 10 preceding trading days
Conversion Terms Nine [Member]
Proceeds from Convertible Debt	0	45,000	0
Description Of Convertible Debt Secured Derivative Liabilities	50% of lowest trade price for the last 20 trading days	50% of lowest trade price for the last 20 trading days
Conversion Terms Ten [Member]
Proceeds from Convertible Debt	0	33,000	0
Description Of Convertible Debt Secured Derivative Liabilities	50% of the 3 lowest trades for previous 20 trading days	50% of the 3 lowest trades for previous 20 trading days
Conversion Terms Eleven [Member]
Proceeds from Convertible Debt	0	250,000	0
Description Of Convertible Debt Secured Derivative Liabilities	50% of the lowest closing price for previous 5 trading days	50% of the lowest closing price for previous 5 trading days
Conversion Terms Twelve [Member]
Proceeds from Convertible Debt	0	233,000	130,000
Description Of Convertible Debt Secured Derivative Liabilities	60% multiplied by the average of the lowest 3 trading prices for common stock during the ten trading days prior to the conversion date	60% Multiplied by the average of the lowest 3 trading prices for common stock during the ten trading days prior to the conversion date
Conversion Terms Thirteen [Member]
Proceeds from Convertible Debt	100,000	40,000	0
Description Of Convertible Debt Secured Derivative Liabilities	62% of lowest trade price for the last 7 trading days	62% of lowest trade price for the last 7 trading days
Conversion Terms Fourteen [Member]
Proceeds from Convertible Debt	19,950	335,000	250,000
Description Of Convertible Debt Secured Derivative Liabilities	65% of the lowest trade price in the 30 trading days previous to the conversion	65% of the lowest trade price in the 30 trading days previous to the conversion
Conversion Terms Fifteen [Member]
Proceeds from Convertible Debt	0	153,800	0
Description Of Convertible Debt Secured Derivative Liabilities	65% of the three lowest trading price for previous 30 trading days	65% of the three lowest trading price for previous 30 trading days
Conversion Terms Sixteen [Member]
Proceeds from Convertible Debt	0	1,366,000	0
Description Of Convertible Debt Secured Derivative Liabilities	70% of lowest average trading price for 30 trading days	70% of lowest average trading price for 30 trading days
Conversion Terms Seventeen [Member]
Proceeds from Convertible Debt	0	35,000	0
Description Of Convertible Debt Secured Derivative Liabilities	No fixed conversion option	No fixed conversion option
Conversion Terms Eighteen [Member]
Proceeds from Convertible Debt	400,000	75,000	0
Description Of Convertible Debt Secured Derivative Liabilities	35% multiplied by the average of the lowest three (3) trading prices (as defined below) for the common stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date.	35% multiplied by the average of the lowest three (3) Trading Prices (as defined below) for the Common Stock during the ten (10) Trading Day period ending on the latest complete Trading Day prior to the Conversion Date.
Conversion Terms Nineteen [Member]
Proceeds from Convertible Debt	0	100,000	0
Description Of Convertible Debt Secured Derivative Liabilities	Fixed conversion price of $25.50	Fixed conversion price of $25.50
Conversion Terms Twenty [Member]
Proceeds from Convertible Debt			5,000
Description Of Convertible Debt Secured Derivative Liabilities		150% of Face
Conversion Terms Twenty One [Member]
Proceeds from Convertible Debt		0	426,000
Description Of Convertible Debt Secured Derivative Liabilities		200% of Face
Conversion Terms Twenty Two [Member]
Proceeds from Convertible Debt		0	35,000
Description Of Convertible Debt Secured Derivative Liabilities		300% of Face
Convertible Debt [Member]
Interest Rate			8.00%
Maturity	January 3, 2012 to October 11, 2014	January 30, 2011 - June 29, 2015	March 3, 2010 - December 1, 2013
Proceeds from Convertible Debt	$ 519,950	$ 4,652,900	$ 846,000
Maximum [Member] | Convertible Debt [Member]
Interest Rate	10.00%	18.00%	0.00%
Default interest rate	20.00%	25.00%	22.00%
Minimum [Member] | Convertible Debt [Member]
Interest Rate	8.00%	0.00%
Default interest rate	0.00%	0.00%

Debt (Details 3) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Balance	$ 1,749,764	$ 605,000	$ 605,000
Borrowings during the period	519,950		4,679,253	846,000
Conversion of convertible debt and accrued interest for common stock	1,069,402	0	3,387,480	1,033,500
Balance	14,000		1,749,764	605,000
Convertible Debt [Member]
Balance	1,749,764	605,000	605,000	897,500
Borrowings during the period	519,950		4,652,900	846,000
Interest Rate				8.00%
Maturity	January 3, 2012 to October 11, 2014		January 30, 2011 - June 29, 2015	March 3, 2010 - December 1, 2013
Conversion of convertible debt and accrued interest for common stock	(759,095)		(2,923,136)	(1,138,500)
Reclassifications from convertible notes to unsecured demand notes			(585,000)
Repayment of convertible debt	(2,518,343)
Interest and accrued interest (Included in total repayment)	15,632
Loss on repayment (Included in total repayment)	1,006,092
Balance	$ 14,000		$ 1,749,764	$ 605,000
Convertible Debt [Member] | Maximum [Member]
Interest Rate	10.00%		18.00%	0.00%
Convertible Debt [Member] | Minimum [Member]
Interest Rate	8.00%		0.00%

Debt (Details 4) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Balance	$ 1,749,764	$ 605,000	$ 605,000
Borrowings	519,950
Conversion of debt	1,069,402	0	3,387,480	1,033,500
Balance	14,000		1,749,764	605,000
Secured Debt [Member]
Balance		187,500	187,500	0
Borrowings				187,500
Interest Rate				0.00%
Maturity				May 18, 2010 - May 26, 2010
Conversion of debt			(187,500)
Balance			$ 0	$ 187,500

Debt (Details 5) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Balance	$ 1,749,764	$ 605,000	$ 605,000
Borrowings during the nine months ended September 30, 2012	519,950
Conversion of debt to into 44,208 shares of common stock with a valuation of $469,683 ($8.08 - $13.60/share)	1,069,402	0	3,387,480	1,033,500
Balance	14,000		1,749,764	605,000
Unsecured Debt [Member]
Balance	2,380,315	78,249	78,249	30,000
Borrowings during the nine months ended September 30, 2012	4,304,000		1,960,000	1,177,499
Interest Rate	15.00%
Maturity	January 13, 2012 - October 1, 2013		February 8, 2011 - June 21, 2014	On Demand - September 29, 2011
Reclassifications from convertible notes to unsecured demand notes			585,000
Conversion of debt to into 44,208 shares of common stock with a valuation of $469,683 ($8.08 - $13.60/share)	(150,000)		(167,649)	(1,129,250)
Repayments	(2,714,748)		(75,285)
Interest and accrued interest (Included in total repayment)	31,896
Loss on repayment (Included in total repayment)	190,229
Balance	$ 4,041,809		$ 2,380,315	$ 78,249
Unsecured Debt [Member] | Maximum [Member]
Interest Rate			15.00%	10.00%
Unsecured Debt [Member] | Minimum [Member]
Interest Rate			8.00%	0.00%

Debt (Details 6) (USD $)	9 Months Ended		12 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Auto Loan [Member]	Dec. 31, 2011 Auto Loan [Member]	Dec. 31, 2009 Auto Loan [Member]
Beginning Balance	$ 0	$ 187,500	$ 187,500		$ 26,236	$ 187,500	$ 0
Auto acquired through financing	0	82,811	26,236	0		32,568
Repayments					(8,142)	(6,332)
Interest Rate					6.99%	6.99%
Maturity					26 payments of $1,008	36 payments of $1,008
Ending Balance			$ 0	$ 187,500	$ 18,094	$ 26,236	$ 0

Debt (Details 7) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt issue costs	$ 784,423	$ 305,283	$ 42,000
Accumulated amortization of debt issue costs	(408,050)	(237,095)	(7,596)
Debt issue costs - net	$ 376,373	$ 68,188	$ 34,404

Debt (Details 8) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Debt discount December 31, 2011	$ 2,567,333	$ 331,261	$ 331,261
Debt discount			5,804,552	380,000
Additional debt discount Nine months ended September 30, 2012	3,554,673
Amortization of debt discount Nine months ended September 30, 2012	(6,086,521)	(2,434,232)	(3,237,219)	(48,739)
Debt discount September 30, 2012	$ 35,485		$ 2,567,333	$ 331,261

Debt (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Debt Default, Short-term Debt, Amount	$ 50,600		$ 50,600		$ 505,600	$ 427,500
Converted Debt and Accrued Interest Into Stock Amount			1,420,422		5,126,809
Gains (Loss) on Extinguishment of Debt			351,201		1,739,329
Loss on settlement of accounts payable, debt and conversion of Series C preferred stock	(1,510,613)	0	(4,452,439)	(2,542,073)	(3,862,458)	(433,400)
Debt Conversion, Converted Instrument, Shares Issued			290,951		346,282
Conversion Of Convertible Debt and Accrued Interest For Common Stock			1,069,402	0	3,387,480	1,033,500
Debt issue costs			(166,950)	(219,368)	(263,283)	0
Amortization of debt issue costs			286,523	225,686	229,499	7,596
Debt Discounts Total			3,554,673	3,258,106	5,473,291	380,000
Debt Issue Costs And Derivative Liability	427,759		427,759
Amortization of debt discount			6,086,521	2,434,232	3,237,219	48,739
Warrants Purchase Common Stock			22,633
Non Cash Convertible Note And Accrued Interest					26,353
Warrants issued in conjunction with debt issue costs			427,759	0
Convertible Debt [Member]
Debt Conversion, Converted Instrument, Shares Issued			246,744		298,897	11,658
Debt Conversion Converted Into Stock Valuation			950,739		4,268,857	1,143,500
Conversion Of Convertible Debt and Accrued Interest For Common Stock			(759,095)		(2,923,136)	(1,138,500)
Convertible Debt [Member] | Maximum [Member]
Debt Instrument, Convertible, Conversion Price	$ 8.08		$ 8.08		$ 85.85	$ 566.95
Convertible Debt [Member] | Minimum [Member]
Debt Instrument, Convertible, Conversion Price	$ 2.98		$ 2.98		$ 2.72	$ 38.25
Unsecured Debt [Member]
Debt Conversion, Converted Instrument, Shares Issued			44,208		38,562	10,738
Debt Conversion Converted Into Stock Valuation			469,683		420,452	1,439,141
Conversion Of Convertible Debt and Accrued Interest For Common Stock			(150,000)		(167,649)	(1,129,250)
Debt Instrument, Convertible, Conversion Price						$ 425
Unsecured Debt [Member] | Maximum [Member]
Debt Instrument, Convertible, Conversion Price	$ 13.6		$ 13.6		$ 42.5
Unsecured Debt [Member] | Minimum [Member]
Debt Instrument, Convertible, Conversion Price	$ 8.08		$ 8.08		$ 8.5
Secured Debt [Member]
Debt Conversion, Converted Instrument, Shares Issued					8,824
Debt Conversion Converted Into Stock Valuation					437,500
Conversion Of Convertible Debt and Accrued Interest For Common Stock					$ (187,500)
Secured Debt [Member] | Maximum [Member]
Debt Instrument, Convertible, Conversion Price					$ 50.15
Secured Debt [Member] | Minimum [Member]
Debt Instrument, Convertible, Conversion Price					$ 49.3

Derivative Liabilities (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative liability	$ 7,061,238	$ 622,944	$ 0
Fair value at the commitment date for convertible instruments		6,590,351	473,638
Fair value mark to market adjustment			149,306
Fair value at the commitment date for debt instruments	1,096,808
Fair value at the commitment date for Series A, Preferred Stock issued		293
Fair value at the commitment date for warrants issued	7,526,671	5,650,576
Fair value mark to market adjustment for debt instruments	(1,579,279)
Fair value mark to market adjustment for warrants	(4,321,411)	(2,868,818)
Fair value mark to market adjustment for Series A, Preferred Stock issued	(59)	(118)
Fair value mark to market adjustment for convertible instruments		(2,293,164)
Reclassification to additional paid-in capital for financial instruments conversions and maturities	(9,759,079)	(640,826)
Derivative liability	$ 24,889	$ 7,061,238	$ 622,944

Derivative Liabilities (Details 1)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitment Date [Member]
Expected dividends	0.00%	0.00%	0.00%
Expected volatility			150.00%
Commitment Date [Member] | Maximum [Member]
Expected volatility	251.00%	226.00%
Expected term:	4 years	5 years	3 years
Risk free interest rate	0.72%	2.76%	2.76%
Commitment Date [Member] | Minimum [Member]
Expected volatility	228.00%	150.00%
Expected term:	6 months	0 years 0 months 7 days	9 months
Risk free interest rate	0.09%	0.06%	0.18%
Re Measurement Date [Member]
Expected dividends	0.00%	0.00%	0.00%
Expected volatility	263.00%		150.00%
Risk free interest rate			0.19%
Re Measurement Date [Member] | Maximum [Member]
Expected volatility		226.00%
Expected term:	5 years	5 years	2 years 11 months 1 day
Risk free interest rate	0.80%	0.31%
Re Measurement Date [Member] | Minimum [Member]
Expected volatility		150.00%
Expected term:	6 months	0 years 0 months 7 days	4 months 13 days
Risk free interest rate	0.21%	0.09%

Derivative Liabilities (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Derivative expense	$ 1,922,763	$ (481,667)	$ 4,409,214	$ 3,576,192	$ 4,777,654	$ 93,638

Stockholders' Deficit (Details) (USD $)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011		Dec. 31, 2010
Issuance of common stock (in shares)		23,530		0
Forbearance of agreement terms, quantity				95,526
Extension Of Debt Maturity Date, quantity						11,030
Cash and warrants, quantity				199,412		96,471
Services - rendered, quantity						54,731
Executive compensation, quantity				429,973
Stock issued for future services, quantity				96,823
Cancelled shares, quantity						(4,118)	[1]
Conversion of Series C, preferred stock to common stock, quantity				22,353
Warrant Conversions/Settlements, Quantity				849,359
Total, quantity				1,984,398		573,275
Issuance of common stock		$ 280,000				$ 1,440,779		$ 433,400
Forbearance of agreement terms, valuation				1,240,032
Extension Of Debt Maturity Date, valuation						161,250
Cash and warrants, valuation				1,660,760		875,000
Services - rendered, valuation						1,199,844
Executive compensation, valuation				4,667,764				5,300,000
Stock issued for future services, valuation				1,001,519
Cancelled shares, valuation						0	[1]
Conversion of Series C, preferred stock to common stock, valuation				614,984
Warrant Conversions/Settlements, Valuation				7,274,805
Total, valuation				17,880,286		11,223,872
Forbearance of agreement terms, loss on settlement				0
Cash and warrants, loss on settlement				0
Executive compensation, loss on settlement				0
Stock issued for future services, Loss On Settlement				0
Conversion of Series C, preferred stock to common stock, loss on settlement				614,984
Warrant Conversions/Settlements, Loss on Settlement	(1,510,613)		0	(4,452,439)	(2,542,073)	(3,862,458)		(433,400)
Total, loss on settlement				2,476,618
Cash and warrants, range of value per share						$ 25.5
Executive compensation, range of value per share				$ 8.93
Cancelled shares, range of value per Share						$ 25.5	[1]
Conversion of Series C, preferred stock to common stock, range of value per share				$ 27.54
Settlement Of Accounts Payable [Member]
Issuance of common stock (in shares)						64,172	[2]
Issuance of common stock						3,646,719	[2]
Third Parties [Member]
Services - rendered, quantity						54,731
Services - rendered, valuation						1,199,844
Third Parties Future Services [Member]
Conversion of debt, quantity						4,706
Issuance of common stock (in shares)						4,706	[3]
Issuance of common stock						214,250	[3]
Minimum [Member]
Forbearance of agreement terms, range of value per share				$ 7.14
Extension Of Debt Maturity Date Price Per Share						$ 14.45
Cash and warrants, range of value per share				$ 0.85
Services - rendered, range of value per Share						0
Stock Issued During Period Value Issued For Services Range Of Value Per Share				$ 9.78		$ 0.05
Warrant Conversions/Settlements, Range Of Value Per Share				$ 5.44
Total, range of value per share				$ 2.98		$ 0		$ 0.85
Minimum [Member] | Settlement Of Accounts Payable [Member]
Issuance of common stock range of value per share						$ 25.5	[2]
Minimum [Member] | Third Parties [Member]
Services - rendered, range of value per Share						0
Minimum [Member] | Third Parties Future Services [Member]
Issuance of common stock range of value per share						$ 42.5	[3]
Maximum [Member]
Forbearance of agreement terms, range of value per share				$ 27.54
Extension Of Debt Maturity Date Price Per Share						$ 17
Cash and warrants, range of value per share				$ 7.57
Services - rendered, range of value per Share						977.5
Stock Issued During Period Value Issued For Services Range Of Value Per Share				$ 21.25		$ 0.08
Warrant Conversions/Settlements, Range Of Value Per Share				$ 15.73
Total, range of value per share				$ 27.54				$ 986
Maximum [Member] | Settlement Of Accounts Payable [Member]
Issuance of common stock range of value per share						$ 102	[2]
Maximum [Member] | Third Parties Future Services [Member]
Issuance of common stock range of value per share						$ 68	[3]
Convertible Debt [Member]
Conversion of debt, quantity				246,744		298,897
Issuance of common stock (in shares)		314,481
Conversion of debt, valuation				950,739		4,268,857
Conversion of debt, loss on settlement				61,124
Convertible Debt [Member] | Minimum [Member]
Conversion of debt, range of value per share				$ 2.98		$ 2.55
Convertible Debt [Member] | Maximum [Member]
Conversion of debt, range of value per share				$ 8.08		$ 85
Secured Debt [Member]
Conversion of debt, quantity				44,208		47,386
Conversion of debt, valuation				469,683		857,952
Conversion of debt, loss on settlement				$ 289,897
Secured Debt [Member] | Minimum [Member]
Conversion of debt, range of value per share				$ 8.08		$ 42.5
Secured Debt [Member] | Maximum [Member]
Conversion of debt, range of value per share				$ 13.6		$ 51

[1]	Cancelled Shares
[2]	Settlement of Accounts Payable and Accrued Expenses and Loss on Settlement
[3]	Prepaid Stock Compensation

Stockholders' Deficit (Details 1) (USD $)	12 Months Ended
Dec. 31, 2010
Exercise price	$ 425
Expected dividends	0.00%
Expected volatility	74.80%
Risk fee interest rate	1.40%
Expected life of option	2 years 6 months
Expected forfeiture	0.00%

Stockholders' Deficit (Details 2) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011
Options Balance (in shares)	1,903	3,256	0	1,903
Options Granted (in shares)	0	0	3,256
Options Exercised (in shares)	0	0	0
Options Forfeited/Cancelled (in shares)	(58)	(1,353)	0
Options Balance (in shares)	1,845	1,903	3,256	1,903
Options exercisable, (in shares)	1,845	1,903
Outstanding options held by related parties Options	1,177	1,177	2,353
Exercisable options held by related parties - 2012, Options	1,177	1,177	2,353
Weighted Average Exercise Price Balance (in dollars per share)	$ 425	$ 425	$ 0	$ 0.5
Weighted Average Exercise Price Granted (in dollars per share)			$ 425
Weighted Average Exercise Price Exercised (in dollars per share)			$ 0
Weighted Average Exercise Price Forfeited/Cancelled (in dollars per share)	$ 425	$ 425	$ 0
Weighted Average Exercise Price Balance (in dollars per share)	$ 425	$ 425	$ 425	$ 0.5
Weighted Average Exercise Price exercisable (in dollars per share)	$ 425	$ 425
Balance, Weighted Average Remaining Contractual Life	2 years 6 months	3 years 3 months	4 years 3 months
Weighted Average Remaining Contractual Life Granted (years)			4 years 3 months
Weighted Average Remaining Contractual Life Exercised (years)			0 years
Weighted Average Remaining Contractual Life Forfeited/Cancelled (years)			0 years
Weighted Average Remaining Contractual Life exercisable (years)	2 years 6 months	3 years 3 months	4 years 3 months
Aggregate Intrinsic Value	$ 0	$ 0	$ 0	$ 0
Aggregate Intrinsic Value	0	0	0	0
Aggregate Intrinsic Value exercisable Balance	$ 0	$ 0

Stockholders' Deficit (Details 3) (USD $)	9 Months Ended	12 Months Ended						9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Sep. 30, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Sep. 30, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Sep. 30, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Dec. 31, 2010 Warrant [Member]
Number of Warrants, Outstanding Balance (in shares)	333,340		4,991					333,340	883	0
Number of Warrants, Granted (in shares)	500,721							500,721	332,457	883
Number of Warrants, Exercised (in shares)	(37,647)							(37,647)	0	0
Number of Warrants, Converted (in shares)	(791,423)							(791,423)	0	0
Number of Warrants, Outstanding Balance (in shares)	4,991	333,340	4,991					4,991	333,340	883
Weighted Average Exercise Price, Balance (in dollars per share)	$ 17.85		$ 32.3	$ 10.2	$ 10.2	$ 1,275	$ 1,275	$ 17	$ 1,275	$ 0
Weighted Average Exercise Price, Granted (in dollars per share)	$ 10.2							$ 10.2	$ 17	$ 1,275
Weighted Average Exercise Price, Exercised (in dollars per share)	$ 7.57							$ 7.57	$ 0	$ 0
Weighted Average Exercise Price, Forfeited (in dollars per shares)	$ 10.2							$ 10.2	$ 0	$ 0
Weighted Average Exercise Price, Balance (in dollars per share)	$ 32.3	$ 17.85	$ 32.3	$ 10.2	$ 10.2	$ 1,275	$ 1,275	$ 32.3	$ 17	$ 1,275
Warrants Outstanding, Weighted Average Remaining Contractual Life (in years)		2 years 10 months 6 days						2 years 22 days
Warrants Exercisable, Numbers Exercisable (in shares)								89	72,584
Warrants Exercisable, Weighted Average Exercise Price (in dollars per share)								$ 1,275	$ 35.7
Warrants Exercisable, Intrinsic Value								$ 0	$ 875,000

Stockholders' Deficit (Details 4) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Loss on settlement of accounts payable and accrued expenses					$ (2,123,129)	$ (433,400)
Loss on settlement of debt (Note 5)					1,739,329	0
Total loss on settlement	$ 1,510,613	$ 0	$ 4,452,439	$ 2,542,073	$ 3,862,458	$ 433,400

Stockholders' Deficit (Details 5) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Prepaid stock compensation	$ 534,456	$ 1,965,911	$ 1,965,911	$ 0
Prepaid stock compensation additions			214,250	2,734,548
Amortization of prepaid stock compensation	(718,173)	(1,436,631)	(1,745,705)	(768,637)
Non cash increase in accounts payable related to future services to be paid for with common stock			100,000	0
Prepaid stock compensation	$ 92,032		$ 534,456	$ 1,965,911

Stockholders' Deficit (Details 6) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Prepaid expense that will be amortized in 2012	$ 92,032	$ 534,456	$ 1,965,911	$ 0

Stockholders' Deficit (Details 7) (USD $)	3 Months Ended	9 Months Ended		12 Months Ended			9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended																																						12 Months Ended
	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010		Sep. 30, 2012 Maximum [Member]	Dec. 31, 2010 Maximum [Member]	Sep. 30, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2010 Minimum [Member]	Dec. 31, 2010 Third Party [Member] Maximum [Member]	Dec. 31, 2010 Third Party [Member] Minimum [Member]	Dec. 31, 2010 Related Party [Member]	Dec. 31, 2010 Conversion Of Preferred Stock To Common Stock [Member]	Dec. 31, 2010 Conversion Of Convertible Debt [Member]	Dec. 31, 2010 Settlement Of Accounts Payable [Member]		Dec. 31, 2010 Settlement Of Accounts Payable [Member] Maximum [Member]		Dec. 31, 2010 Settlement Of Accounts Payable [Member] Minimum [Member]		Dec. 31, 2010 Settlement Of Accounts Payable [Member] Third Party [Member]		Dec. 31, 2010 Settlement Of Accounts Payable [Member] Third Party [Member] Maximum [Member]		Dec. 31, 2010 Settlement Of Accounts Payable [Member] Third Party [Member] Minimum [Member]		Dec. 31, 2010 Settlement Of Accounts Payable [Member] Related Party [Member]	Dec. 31, 2010 Future Services [Member] Third Party [Member] Maximum [Member]		Dec. 31, 2010 Future Services [Member] Third Party [Member] Minimum [Member]	Dec. 31, 2010 Contract Settlement In Connection With Lawsuit [Member]		Dec. 31, 2010 Extension Of Debt Maturity Date [Member]	Dec. 31, 2010 Extension Of Debt Maturity Date [Member] Maximum [Member]		Dec. 31, 2010 Extension Of Debt Maturity Date [Member] Minimum [Member]	Dec. 31, 2010 Unsecured Debt Offering Additional Interest Expense [Member]	Dec. 31, 2010 Reverse Recapitalization [Member]	Dec. 31, 2011 Convertible Debt [Member]	Dec. 31, 2010 Convertible Debt [Member]	Dec. 31, 2010 Convertible Debt [Member] Maximum [Member]	Dec. 31, 2010 Convertible Debt [Member] Minimum [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2009 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member] Third Party [Member]	Dec. 31, 2010 Common Stock [Member] Related Party [Member]	Dec. 31, 2010 Common Stock [Member] Conversion Of Convertible Debt [Member]	Dec. 31, 2010 Common Stock [Member] Settlement Of Accounts Payable [Member]		Dec. 31, 2010 Common Stock [Member] Settlement Of Accounts Payable [Member] Third Party [Member]		Dec. 31, 2010 Common Stock [Member] Settlement Of Accounts Payable [Member] Related Party [Member]	Dec. 31, 2010 Common Stock [Member] Common Stock and Warrants [Member]	Dec. 31, 2011 Common Stock [Member] Future Services [Member] Third Party [Member]	Dec. 31, 2010 Common Stock [Member] Future Services [Member] Third Party [Member]		Dec. 31, 2010 Common Stock [Member] Contract Settlement In Connection With Lawsuit [Member]		Dec. 31, 2010 Common Stock [Member] Extension Of Debt Maturity Date [Member]		Dec. 31, 2010 Common Stock [Member] Unsecured Debt Offering Additional Interest Expense [Member]	Dec. 31, 2010 Common Stock [Member] Reverse Recapitalization [Member]	Dec. 31, 2011 Common Stock [Member] Convertible Debt [Member]	Dec. 31, 2010 Common Stock [Member] Convertible Debt [Member]
Settlement of accounts payable and accrued expenses (1)	23,530	0															433,400	[1]					1,191,064	[2]					358,077																			26,421	11,765		10,606	[1]	4,901	[2]	8,426	4,904	4,706	12,407	[3]	602	[4]	153	[5]	59	30,672
Conversion to common stock															$ 0	$ 1,033,500																								$ (25,107)	$ 4,268,857	$ 1,033,500																								$ 299	$ 9
Conversion of preferred stock, quantity					19,608
Conversion of debt, quantity																9,070																										9,070								9,070																298,897
Balance (in shares)																																													712,870	139,595	30,589
Proceeds from issuance of common stock and warrants		1,660,760	500,000	875,000	1,503,569
Stock Issued During Period Value New Issues Total					17,334,773																												100,000	[6]	95,500				30,500
Stock Issued During Period Price Per Share Reverse Recapitalization																																								$ 0
Stock Issued During Period Price Per Share Conversion Of Preferred Stock															$ 0.85
Stock Issued During Period Per Share Conversion Of Convertible Securities																																											$ 569.5	$ 42.5
Stock Issued During Period Price Per Share Settlement Of Accounts Payable One																			$ 357	[1]	$ 42.5	[1]
Stock Issued During Period Price Per Share Settlement Of Accounts Payable Two																									$ 467.5	[2]	$ 42.5	[2]
Stock Issued During Period Price Per Share Settlement Of Accounts Payable Officer																													$ 42.5
Stock Issued During Period Per Share Cash and Warrants								$ 425			$ 229.5
Stock Issued During Period Price Per Share Services Rendered												$ 986	$ 42.5
Stock Issued During Period Price Per Share Services Rendered Officer														$ 450.5
Stock Issued During Period Price Per Share Services Prepaid Stock Compensation																														$ 986	[3]	$ 51
Stock Issued During Period Price Per Share Contract Settlement																																	$ 170
Stock Issued During Period Price Per Share Debt Maturity Date																																				$ 977.5	[7]	$ 518.5
Stock Issued During Period Price Per Share Secured Debt Offering																																							$ 518.5
Services - rendered, valuation					4,554,615
Services - rendered - officers (bonus), valuation					5,300,000
Services - prepaid stock compensation (5), valuation					$ 2,734,548	[3]
Total, range of value per share							$ 27.54	$ 986	$ 2.98	$ 0	$ 0.85

[1]	(1) Settlement of Accounts Payable and Loss on Settlement - Of the total shares issued to settle accounts payable, the Company issued 10,505 shares of common stock having a fair value of $400,000 ($38.25/share), based upon the quoted closing trading price. The Company settled $375,000 in accounts payable, paid a fee of $25,000, and recorded a loss on settlement of $112,500. The Company also paid cash to settle accounts payable of $84,715 and recorded a gain on settlement, as a result, the Company has recorded a total net loss on settlement of accounts payable of $27,785.
[2]	(2) Settlement of Notes payable - In connection with the stock issued to settle notes payable, the Company issued 2,313 shares of common stock having a fair value of $1,081,064 ($467.50/share), based upon the quoted closing trading price. The Company settled $678,325 in notes payable and recorded a loss on settlement of $402,739.
[3]	(5) Prepaid Stock Compensation - The agreements commenced during the periods March - December 2010 and terminate during the periods March 2011 through November 2012. Prepaid stock compensation is included as a component of prepaid and other current and long term assets.
[4]	(4) Extension of Debt Maturity - The Company issued stock to extend the maturity date of certain notes and recorded additional interest expense.
[5]	(3) Contract Settlement- In connection with litigation (See Note 8), the Company issued stock that has been accounted for as a settlement expense and a component of other expense.
[6]	(3) Contract Settlement - In connection with litigation (See Note 8), the Company issued stock that has been accounted for as a settlement expense and a component of other expense.
[7]	(4) Extension of Debt Maturity - The Company issued stock to extend the maturity date of certain notes and recorded additional interest expense.

Stockholders' Deficit (Details Textual) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended				12 Months Ended			3 Months Ended		12 Months Ended								12 Months Ended				12 Months Ended		12 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2012	Sep. 30, 2012	Dec. 31, 2011		Dec. 31, 2010	Sep. 30, 2011	Dec. 31, 2011 Settlement Of Accounts Payable and Loss On Settlement [Member]	Dec. 31, 2011 Settlement Of Notes Payable [Member]	Dec. 31, 2011 Common Stock [Member]	Sep. 30, 2012 Warrant [Member]	Mar. 31, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Dec. 31, 2010 Warrant [Member]	Sep. 30, 2012 Commitment Date [Member]	Dec. 31, 2011 Commitment Date [Member]	Sep. 30, 2012 Re Measurement Date [Member]	Dec. 31, 2011 Re Measurement Date [Member]	Sep. 30, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2011 Maximum [Member] Warrant [Member]	Dec. 31, 2010 Maximum [Member] Warrant [Member]	Sep. 30, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Minimum [Member] Warrant [Member]	Dec. 31, 2010 Minimum [Member] Warrant [Member]	Dec. 31, 2011 Stock Option [Member]	Dec. 31, 2010 Conversion Of Preferred Stock To Common Stock [Member] Common Stock [Member]	Sep. 30, 2012 Series A Convertible Preferred Stock [Member]	Dec. 31, 2010 Series A Convertible Preferred Stock [Member]	Sep. 30, 2012 Series B Preferred Stock [Member]	Dec. 31, 2011 Series B Preferred Stock [Member]	Sep. 30, 2012 Series C Convertible Preferred Stock [Member]	Dec. 31, 2011 Series C Convertible Preferred Stock [Member]
Description Of Class Of Stock Provision																												This class of stock has the following provisions: Non-voting, No rights to dividends, No liquidation value, and Convertible into 200 shares of common stock.	This class of stock has the following provisions: Non-voting, No rights to dividends, No liquidation value, Convertible into 200 shares of common stock.	This class of stock has the following provisions: Voting rights entitling the holders to an aggregate 51% voting control; No rights to dividends; Stated value of $0.001 per share; Liquidation rights entitle the receipt of net assets on a pro-rata basis with the holders of our common stock; and Non-convertible.	This class of stock has the following provisions: Voting rights entitling the holders to an aggregate 51% voting control; No rights to dividends; Stated value of $0.001 per share; Liquidation rights entitle the receipt of net assets on a pro-rata basis with the holders of our common stock; and Non-convertible.	This class of stock has the following provisions- Stated Value - $1,000 per share, Non-voting, Liquidation rights entitle an amount equal to the stated value, plus any accrued and unpaid dividends, As long as any Series C, Convertible Preferred Stock is outstanding, the Company is prohibited from executing various corporate actions without the majority consent of the holders of Series C, Convertible Preferred Stockholders authorization and Convertible at the higher of (a) $0.01 or (b) such price that is a 50% discount to market using the average of the low two closing bid prices, five days preceding conversion.	This class of stock has the following provisions: Stated Value - $1,000 per share, Non-voting, Liquidation rights entitle an amount equal to the stated value, plus any accrued and unpaid dividends, As long as any Series C, convertible preferred stock is outstanding, the Company is prohibited from executing various corporate actions with the majority consent of the Series C, convertible preferred stockholders authorization; and Convertible at the higher of (a) $0.01 or (b) such price that is a 50% discount to market using the average of the low 2 closing bid prices, 5 days preceding conversion.
Settlement of accounts payable and accrued expenses (1)	23,530	0					10,505	2,313		37,648	37,648															3,256				51	51	190	190
Stock issued to settle accounts payable and due to factor	$ 280,000		$ 1,440,779		$ 433,400		$ 400,000	$ 1,081,064			$ 285,760															$ 630,990						$ 190,000	$ 190,000
Stock Issued During Period Shares New Issues For Cash																																100	100
Stock Issued During Period Value New Issues For Cash																																100,000	100,000
Stock Issued During Period Price Per Share For Cash																																$ 1,000	$ 1,000
Stock Issued During Period Shares New Issues For Services																																90	90
Stock Issued During Period Value New Issues For Services																																90,000	90,000
Stock Issued During Period Price Per Share For Services																																$ 1,000	$ 1,000
Conversion to common stock																											19,608					190
Conversion of debt, quantity																											83,333					22,353
Stock Issued During Period Shares Conversion Of Convertible Securities Price Per Share																																$ 0.0085
Stock Issued During Period Shares Conversion Of Convertible Securities Loss																																614,984
Derivative expense			1,625,000		35,000									293	293	175	175
Decrease In Valuation Of Forbearance Agreement Terms			The forbearance of agreement terms represents settlement of debt and accrued liabilities and includes a valuation of $918,432 which is reduced by an $135,000 accrual and reduced by $3,932 stock issued to settle contracts for items expensed in the year ended December 31, 2011, but are treated in the current period as a non-cash settlement, which nets to $779,500 as shown in the statement of cash flows as loss on debt.
Loss on debt repayment		779,500	779,500
Stock Repurchased During Period, Shares		31,096
Stock Repurchased During Period, Value		460,978
Stock Repurchased During Period Per Share		$ 14.79
Loss on settlement of accounts payable			(2,123,129)		(433,400)
Settlement Of Accounts Payable			1,523,590				375,000	678,325
Cancellation of shares (in shares)			(4,118)	[1]					(4,118)
Cancellation Of Previously Issued Common Stock Per Shares			0.001
Fees Paid							25,000
Loss on settlement of accounts payable			1,313,000		161,000		112,500	402,739
Cash Paid For Settle Accounts Payable							84,715
Total Loss On Settlement Of Accounts Payable							27,785
Total Number Of Shares Issued																										5,000,000
Number of Warrants, Outstanding Balance (in shares)		4,991	333,340			4,991						883
Number of Warrants, Granted (in shares)		500,721										191,045
Stock Issued During Period Price Per Share							$ 38.25	$ 467.5
Stock Issued During Period Value Of Warrants												$ 1,989,982
Stock Issued During Period, Shares, Issued For Services		96,823										141,412
Stock Issued During Period Exercise Price Per Shares For Services																				$ 85				$ 1.7
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Nonvested Weighted Average Exercise Price Per Share		$ 32.3	$ 17.85			$ 32.3							$ 17.85					$ 1,275	$ 1,275		$ 12.75	$ 10.2	$ 10.2		$ 0.015
Warrants Expiration Term Description		The warrants vests six months after issuance and expire from July 13, 2014 through October 16, 2014, with exercise prices ranging from $10.20 - $12.75.	Each warrant vests six month after issuance and expire July 14, 2013 June 28, 2016, with exercise prices ranging from $12.75 - $51.00.
Issued Warrants To Purchase Common Stock		500,721
Options Expire Term			Apr 2, 2015

[1]	Cancelled Shares

Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Net operating loss carry forward	$ 6,061,000	$ 1,986,000
Amortization of debt discount and debt issue costs	1,465,000	465,000
Stock Options and Warrants	971,000	0
Bad debt	73,000	44,000
Valuation allowance	(8,570,000)	(2,495,000)
Net deferred tax asset	$ 0	$ 0

Income Taxes (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Federal tax benefit at statutory rate	$ (7,916,000)	$ (6,216,000)
State tax benefit - net of federal tax effect	(501,000)	(888,000)
Derivative expense	1,625,000	35,000
Change in fair value of derivative liability	(1,755,000)	55,000
Loss on settlement of accounts payable	1,313,000	161,000
Non-deductible stock compensation	1,091,000	4,354,000
Other non-deductible expenses	68,000	4,000
Change in valuation allowance	6,075,000	2,495,000
Income tax benefit	$ 0	$ 0

Income Taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Operating Loss Carryforwards	$ 16,355,000
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	34.00%	34.00%
Effective Income Tax Rate Reconciliation, State and Local Income Taxes	4.63%	4.63%
Effective Income Tax Rate Reconciliation Blended Rate	37.10%	37.10%

Committments, Contingencies and Other Matters (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Years Ending December 31,
2012 (3 months)	$ 78,655	$ 86,000
2013	357,431	92,000
2014	400,946	98,000
2015	304,542	105,000
Total minimum lease payments	$ 1,141,575	$ 381,000

Committments, Contingencies and Other Matters (Details Textual) (USD $)	9 Months Ended		12 Months Ended					12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Feb. 28, 2011	Feb. 28, 2010	Dec. 22, 2010 Settlement Of Dispute [Member]	Dec. 31, 2010 Outstanding Accounts Payable [Member]	Feb. 28, 2011 Factoring Agreement [Member]
Operating Lease Expire Term	2015
Operating Leases, Rent Expense, Net	$ 231,560	$ 116,402	$ 154,155	$ 138,357
Accrued Payroll Taxes	159,165		168,000	367,860		53,000
Product Liability Insurance Deduction	10,000
Aggregate Product Liability Retained Loss	5,000,000
Number Of Sports Nutrition To Commence Litigation	200 sports nutrition		200 sports nutrition
Loss Contingency, Settlement Agreement, Consideration				96,783
Loss Contingency, Damages Paid, Value			10,000	25,000
Loss Contingency Settlement Agreement Remaining Balance				71,783
Loss Contingency Settlement Agreement Remaining Balance Including Fees and Interest					65,930
Common Stock, shares issued	2,728,351		712,870	139,595			16,456		2,574
Common Stock, par value (in dollars per share)	$ 0.001		$ 0.001	$ 0.001			$ 40.8		$ 51
Common Stock Fair Value Disclosure							676,980		131,206
Gain Loss On Settlement Of Accounts Payable			65,330
Loss Contingency, Damages Sought, Value			121,500
Settlement Of Outstanding Accounts Payable Relatingto Litigation				$ 343,314				$ 333,666

Defined Contribution Plan (Details Textual) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 34,313	$ 0	$ 0
Defined Contribution Plan Employer Deferral Contributions Pretax	$ 17,000

Restricted Cash (Details Textual) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash - restricted	$ 74,202	$ 0
Unsecured Debt Principle Balance	3,991,209
Long-term Debt, Gross	14,000	1,749,764	605,000
Unsecured Debt [Member]
Repayments	(2,714,748)	(75,285)
Long-term Debt, Gross	$ 4,041,809	$ 2,380,315	$ 78,249	$ 30,000

Subsequent Events (Details Textual) (USD $)	3 Months Ended			9 Months Ended		12 Months Ended		1 Months Ended		9 Months Ended	1 Months Ended			3 Months Ended												1 Months Ended	3 Months Ended		12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Jul. 31, 2012 Subsequent Event [Member]	Sep. 30, 2012 Subsequent Event [Member]	Sep. 30, 2012 Settlement Agreement [Member]	Jul. 31, 2012 Contract Settlement Agreement [Member]	Jul. 31, 2012 Securities Purchase Agreement [Member]	Sep. 30, 2012 Consulting Agreement [Member]	Sep. 30, 2012 Maximum [Member]	Mar. 31, 2012 Maximum [Member]	Sep. 30, 2012 Minimum [Member]	Mar. 31, 2012 Minimum [Member]	Sep. 30, 2012 Notes Payable [Member]	Mar. 31, 2012 Notes Payable [Member]	Sep. 30, 2012 Convertible Notes Payable [Member]	Mar. 31, 2012 Convertible Notes Payable [Member]	Sep. 30, 2012 Convertible Debt [Member]	Mar. 31, 2012 Convertible Debt [Member]	Sep. 30, 2012 Officer [Member]	Mar. 31, 2012 Officer [Member]	Mar. 31, 2012 Common Stock [Member]	Sep. 30, 2012 Warrant [Member]	Mar. 31, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]
Stock Issued During Period, Shares, Other										8,867
Stock Issued During Period, Value, Other								$ 150,000		$ 46,000
Loss on settlement of accounts payable, debt and conversion of Series C preferred stock	(1,510,613)		0	(4,452,439)	(2,542,073)	(3,862,458)	(433,400)
Stock Issued During Period, Shares, Issued For Services				96,823						7,059	10,000,000																		141,412
Stock Issued During Period, Value, Issued For Services				1,001,519						40,200	120,000
Warrants Cancelled												100,000,000
Shares Issued Upno Exercise Of Warrants												100,000,000
Debt Issuance Costs												130,000
Percentage Of Common Stock Value													8.40%
Common Stock, shares issued	2,728,351			2,728,351		712,870	139,595
Common Stock, shares outstanding	2,697,255			2,697,255		712,870	139,595
Notes Payable									750,000
Debt Instrument, Interest Rate, Stated Percentage									12.00%
Common Stock, shares authorized	100,000,000			100,000,000		100,000,000	100,000,000
Settlement of accounts payable and accrued expenses (1)		23,530		0																			314,481	23,530			37,648	37,648
Stock issued to settle accounts payable and due to factor		280,000				1,440,779	433,400																	280,000				285,760
Stock Issued During Period Per Share																									$ 11.9			$ 7.59
Proceeds from Notes Payable																			3,061,000	489,950	489,950
Percentage Of Unsecured Notes Interest																			15.00%
Maturity Term Notes Payable																			18 months
Debt Issuance Granted																			283,677
Warrant Term																		2 years 6 months	2 years 6 months
Warrant Exercise Price Per Share Minimum																			$ 10.2
Warrant Exercise Price Per Share Maximum																			$ 12.75
Debt Issuance Vested Period From Grant																		6 months	6 months
Executed Convertible Notes																				519,950	519,950
Debt issue costs				166,950	219,368	263,283	0													30,000	30,000
Maturity Term Convertible Notes Minimum																				6 months	6 months
Maturity Term Convertible Notes Maximum																				1 year	1 year
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate															10.00%		8.00%
Percentage Of Default Interest Rate														24.00%	24.00%	20.00%	20.00%
Description Of Convertible Notes Issuance Term																					35% of the average, 3 lowest trading days, prior to the 10 days before conversion; · 62% of the lowest trading price during the 7 days before conversion; and · 65% of the lowest trading price during the 30 days before conversion
Payment Of Secured Convertible and Unsecured Debt																						2,443,214	2,443,214
Payment Of Accrued Interest																						2,895,576	2,895,576
Stock Issued During Period Warrants Issues																							69,379
Proceeds from Issuance of Common Stock																							314,481
Stock Repurchase Program, Number of Shares Authorized to be Repurchased																							17,110
Stock Repurchase Program, Remaining Authorized Repurchase Amount																						230,400	230,400
Stock Repurchase Program Authorized Repurchase Amount Per Share																							$ 13.43
Payment To Investors																						$ 100,000	$ 100,000
Promissory Note Exchanged Number Of Common Shares	8,945			8,945
Description Of Company Authorized Common Stock Increases																										the Company increase the Company's authorized common stock from 1,000,000,000 shares to 2,500,000,000 shares